UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2003 - October 31, 204

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

October 31, 2004

your fund report

contents

1 letter from the chairman
7 report from the advisor
10 fund profiles
17 glossary of investment terms
18 performance summaries
31 about your fund’s expenses
34 financial statements
54 advantages of vanguard.com

summary

• In an environment of falling long-term interest rates, the longer-term Vanguard Municipal Bond Funds produced returns superior to those of the shorter-term funds during the 2004 fiscal year.
• Six of the seven funds outperformed their peer-group averages. The High-Yield Tax-Exempt Fund matched its peer group’s average return, even with its generally higher-quality portfolio.
• The funds’ disciplined method of investing and their low costs have produced peer-beating long-term returns.

vanguard’s pledge to clients

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do. We will:
• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.

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LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the 12 months ended October 31, 2004, short- and long-term interest rates moved in opposite directions. Short yields rose, as the Federal Reserve Board tightened its monetary policy, while long yields dipped. Put differently, the prices of short-term bonds declined modestly, while those of longer-term bonds rose. (Bond prices and yields move in opposite directions.)

The Vanguard Municipal Bond Funds provided total returns consistent with their segments of the tax-exempt bond market during their 2004 fiscal year. As shown in the table on page 2, the shortest-term bond funds provided the lowest returns, with small capital losses offsetting the income earned. The longer-term funds generated the best returns, the result of their higher yields and the boost in the prices of their holdings. The High-Yield Tax-Exempt Fund, which is sensitive not only to interest rates but also to the financial health of its bond issuers, produced the highest 12-month return. The Tax-Exempt Money Market Fund, which preserved a net asset value of $1 per share (as is expected, but not guaranteed), registered the lowest return.

The table on page 2 also displays the yields of each fund at the fiscal year-end. To compare these yields with those paid by fully taxable bond funds, you would need to calculate taxable-equivalent yields using your marginal federal income tax rate. For example, if your tax rate were 35%, the Intermediate-Term Tax-Exempt Fund would have a fiscal year-end taxable-equivalent yield of 3.05/(1–0.35), or 4.69%.

The funds’ starting and ending net asset values and per-share distributions are shown on page 6.

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Components of Total Returns				Fiscal Year Ended October 31, 2004
Vanguard Tax-Exempt Fund	Total Return	Income Return	Capital Return	SEC Annualized Yield*

Money Market	1.0%	1.0%	0.0%	1.63%
Short-Term
Investor Shares	1.2	1.8	-0.6	1.82
Admiral Shares	1.3	1.9	-0.6	1.85
Limited-Term
Investor Shares	1.8	2.9	-1.1	2.30
Admiral Shares	1.9	3.0	-1.1	2.33
Intermediate-Term
Investor Shares	4.8	4.1	0.7	3.05
Admiral Shares	4.9	4.2	0.7	3.11
Insured Long-Term
Investor Shares	5.8	4.8	1.0	3.45
Admiral Shares	5.8	4.8	1.0	3.50
Long-Term
Investor Shares	6.1	4.7	1.4	3.51
Admiral Shares	6.2	4.8	1.4	3.56
High-Yield
Investor Shares	6.5	4.9	1.6	3.86
Admiral Shares	6.5	4.9	1.6	3.91

*7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.

THE BOND MARKET WAS SWAYED
BY ECONOMIC UNCERTAINTIES

Yields of bonds fell during the first half of the period, boosting bond prices and returns. In April, however, most yields began to climb on reports of higher-than-expected inflation and strong job growth. Yields tailed off again in August and September, as reports suggested the economic recovery had lost some steam. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, started the fiscal year at 4.29%, dropped to a low of 3.69% in March, climbed to 4.65% by the end of May, and finished the period at 4.02%.

Investment-grade taxable bonds, as measured by the Lehman Brothers Aggregate Bond Index, recorded another strong year, returning 5.5% for the 12 months, slightly ahead of their three-year average. Below-investment-grade bonds were the best performers, however, benefiting from improved corporate fundamentals and investors’ appetite for higher yields. The broad tax-exempt market outperformed its taxable counterpart, with the Lehman Municipal Bond Index returning 6.0% for the 12 months.

The yield of the 3-month Treasury bill (a proxy for money market rates) rose 0.94 percentage point over the fiscal year in response to the Fed’s three separate actions—in June, August, and September—to raise its target for the federal funds rate. The Treasury bill, which yielded 0.95% at the start of the fiscal year, yielded 1.89% as of October 31.

STOCKS LOCKED IN THEIR EARLY GAINS

The rally in stocks that began in 2003 carried into January, but then lost momentum. For the broad stock market, the gains recorded early in the

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fiscal year held at the end, despite sharp market swings in the latter half of the period. Investors digested the good and the bad as solid corporate earnings growth and positive economic reports competed for attention with ever-rising prices for crude oil and pronounced geopolitical uncertainties. For the 12 months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 10.0%.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Smaller-capitalization stocks provided higher returns for the fiscal year than did large-caps. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values and other fundamental measures) earned far better returns than growth-oriented issues (those expected to produce above-average earnings growth). Returns from most international markets were enhanced for U.S.-based investors by the continued weakness of the greenback relative to other major currencies.

SHORT RATES ROSE, LONG RATES DIPPED

As the fiscal year began, many bond market observers were predicting a rise in interest rates. The prognosticators were half right. Shorter-term interest rates rose as the Fed moved from a stimulative to a more neutral monetary policy. For example, the yield of a typical 2-year AAA-rated general-obligation municipal security increased 62 basis points, from 1.31% at the start of the 12-month period to 1.93% at the close. By contrast, long-term rates declined as the economic expansion sputtered a bit. The yield of a 10-year municipal security started the period at 3.68%, but closed 28 basis points lower at 3.40%.

Market Barometer	Average Annual Total Returns Periods Ended October 31, 2004
	One Year	Three Years	Five Years

Bonds
Lehman Aggregate Bond Index	5.5%	5.4%	7.6%
(Broad taxable market)
Lehman Municipal Bond Index	6.0	5.7	7.2
Citigroup 3-Month Treasury Bill Index	1.1	1.4	2.9

Stocks
Russell 1000 Index (Large-caps)	9.3%	4.5%	-1.6%
Russell 2000 Index (Small-caps)	11.7	12.3	7.7
Dow Jones Wilshire 5000 Index	10.0	5.8	-0.9
(Entire market)
MSCI All Country World Index
ex USA (International)	19.7	11.6	0.4

CPI
Consumer Price Index	3.2%	2.4%	2.6%

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As always, market dynamics explained much of the performance of our tax-exempt bond funds. (Our funds maintain high-quality, diversified portfolios in an effort to capture the returns of their targeted market segments.) For our Investor Shares, the Long-Term Tax-Exempt Fund returned 6.1% and the Insured Long-Term Tax-Exempt Fund returned 5.8%. (In general, insured securities provide slightly lower returns than their uninsured counterparts.) The Intermediate-Term Tax-Exempt Fund benefited from a slight boost in bond prices as well, returning 4.8%. At the short end of the maturity spectrum, on the other hand, bond prices declined. A –1.1% price decline trimmed the Limited-Term Tax-Exempt Fund’s total return to 1.8%, and the Short-Term Tax-Exempt Fund, hampered by a –0.6% price decline, registered a 1.2% return.

2004 Total Returns	Fiscal Year Ended October 31
Tax-Exempt Fund Investor Shares	Vanguard Fund	Average Competing Fund*	Vanguard Advantage

Money Market	1.0%	0.5%	+0.5%
Short-Term	1.2	0.9	+0.3
Limited-Term	1.8	1.7	+0.1
Intermediate-Term	4.8	4.0	+0.8
Insured Long-Term	5.8	4.9	+0.9
Long-Term	6.1	5.2	+0.9
High-Yield	6.5	6.5	--

*Derived from data provided by Lipper Inc.

The performances of the High-Yield Tax-Exempt Fund and the Tax-Exempt Money Market Fund are subject to slightly different forces. The return of the Tax-Exempt Money Market Fund reflects only the yields of the shortest-term securities, not price fluctuations. The fund returned 1.0% during a period of rising short-term rates. At year-end, the fund yielded 1.63%, almost double the 0.86% it paid at the start of the period. The High-Yield Tax-Exempt Fund returned 6.5%—the best return among our tax-exempt funds—reflecting both municipalities’ improving fiscal health and investors’ demand for higher-yielding credits.

With the exception of the High-Yield Tax-Exempt Fund, all the Municipal Bond Funds provided higher returns than the peer-group averages, as illustrated in the table above. The High-Yield Tax-Exempt Fund matched the average return of its peers—a notable achievement in light of its generally higher-quality portfolio. The funds’ strong relative performances reflected both the investment skill of Vanguard Fixed Income Group and the funds’ low costs.

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CONSISTENCY AND LOW COSTS HAVE PRODUCED LONG-TERM REWARDS

These same attributes have also yielded significant long-term rewards. (For more on costs, see pages 31–33.) The table below displays the returns of the Vanguard Municipal Bond Funds and the average results of their peer groups for the ten years ended October 31. In each comparison, the Vanguard fund came out ahead. The margin was smallest for the Short-Term Tax-Exempt Fund (0.1 percentage point per year, on average) and largest for the Long-Term and High-Yield Tax-Exempt Funds (1.2 percentage points). The table also illustrates the growth of hypothetical $10,000 initial investments in both the Vanguard fund and the respective average peer.

FIELD A WELL-BALANCED TEAM

Although the metaphor is a stretch, you may find it helpful to think of your portfolio as a team, with each mutual fund playing a specific role. Each of the Vanguard Municipal Bond Funds provides exposure to a discrete segment of the municipal market, allowing high-income investors to build a portfolio that can offer returns comparable—or superior—to those of fully taxable bonds. The Tax-Exempt Money Market Fund can also serve as a place to save assets needed in the short term.

Total Returns			Ten Years Ended October 31, 2004
	Average Annual Return		Final Value of a $10,000 Initial Investment*
Tax-Exempt Fund Investor Shares	Vanguard Fund	Average Competing Fund	Vanguard Fund	Average Competing Fund	Difference

Money Market	2.8%	2.3%	$13,137	$12,529	$608
Short-Term	3.7	3.6	14,321	14,245	76
Limited-Term	4.7	4.1	15,758	14,883	875
Intermediate-Term	6.0	5.5	17,909	17,082	827
Insured Long-Term	7.2	6.1	19,987	18,041	1,946
Long-Term	7.2	6.0	20,015	17,914	2,101
High-Yield	6.9	5.7	19,482	17,388	2,094

*Assuming reinvestment of all income dividends and capital gains distributions.
Note: Returns shown are rounded, but the dollar calculations are based on unrounded return figures.

Successful teams typically have a roster of talented players, each performing a role that helps advance the group toward its goal. For your own team, you should have not only fixed income holdings but

5

also stock portfolios designed to generate strong long-term returns. Such a balanced approach can moderate the periodic downturns in the markets, while allowing you to participate in the opportunities for gain, giving you a better chance of reaching your long-term financial goals.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

NOVEMBER 16, 2004

Your Fund's Performance at a Glance		October 31, 2003-October 31, 2004
			Distributions Per Share
Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.010	$0.000
Short-Term
Investor Shares	15.77	15.67	0.292	0.000
Admiral Shares	15.77	15.67	0.300	0.000
Limited-Term
Investor Shares	11.08	10.96	0.318	0.000
Admiral Shares	11.08	10.96	0.324	0.000
Intermediate-Term
Investor Shares	13.58	13.67	0.551	0.000
Admiral Shares	13.58	13.67	0.559	0.000
Insured Long-Term
Investor Shares	12.89	12.90	0.587	0.124
Admiral Shares	12.89	12.90	0.594	0.124
Long-Term
Investor Shares	11.39	11.55	0.522	0.000
Admiral Shares	11.39	11.55	0.528	0.000
High-Yield
Investor Shares	10.69	10.86	0.506	0.000
Admiral Shares	10.69	10.86	0.512	0.000

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REPORT FROM THE ADVISOR

Interest rates moved up and down throughout the 2004 fiscal year, hitting a low early in March, rising markedly during the summer, and then declining again at the period’s close. In this volatile rate environment, the Vanguard Municipal Bond Funds performed respectably compared with bond market indexes and competing funds. Although it holds higher-quality, lower-yielding securities than most of its peers, the High-Yield Tax-Exempt Fund matched the average return of its peer group. The rest of the Municipal Bond Funds outperformed their respective peer groups’ average returns.

ECONOMY EXPANDED SOLIDLY

Over the 12 months, the economy expanded at a solid pace of 3.9%, near a level last seen in the late 1990s. Growth in consumer spending and business investment drove much of the increase, despite the recent run-up in oil prices. Inflation-adjusted business investment spending grew more than 13% over the 12 months, driven largely by expenditures on high-tech equipment and single-family home construction.

Although payroll employment increased with the economic expansion, the pace of job growth moderated in the second and third quarters of calendar 2004. (In October, job growth reaccelerated.) The unemployment rate, which is based on a separate survey, dropped from 6.0% at the beginning of the fiscal year to 5.4% in August, its lowest level since late 2001; the rate increased slightly to 5.5% in October. Most leading indicators suggest that labor market conditions remain promising for increased hiring.

Investment Philosophy

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund’s maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.

Despite rising oil prices, various infla-tionary measures decelerated in the third calendar quarter, remaining near historical lows. To date, incoming data have generally confirmed the Federal Reserve Board’s view that the accelera-

7

tion in inflation witnessed earlier in the calendar year was “temporary.” Indeed, Fed officials have reiterated that longer-term inflation expectations are low and stable.

Over the 12 months, the Fed’s Open Market Committee (FOMC) hiked short-term interest rates three times (with a fourth cut coming on November 10, after the close of the funds’ fiscal year), partially offsetting the committee’s 13 cuts since January 2001. By mid-November, the target federal funds rate stood at 2.0%. The FOMC has repeatedly signaled its intention to raise rates further in order to remove its considerable monetary accommodation (i.e., a negative inflation-adjusted federal funds rate), although it has noted that future decisions hinge on the strength of economic data.

SHORT RATES ROSE, LONG RATES FELL IN THE MUNI MARKET

During the past fiscal year, the municipal bond market underperformed the U.S. Treasury market at both the short end and the long end of the yield curve. As in the Treasury market, short-term yields increased, while longer-term yields fell. The 10-year portion of the municipal curve delivered the best returns, as the yield of a benchmark 10-year muni bond declined more than the yields of longer-term issues. These changes are displayed in the table below.

The supply of municipal bonds dropped 7.3% during the last fiscal quarter of 2004 and fell 15.6% for the full fiscal year compared with fiscal 2003. Pre-refunding activity declined 28.6% for the fiscal year, dragging down new municipal supply. In general, lower supply helps to support prices of municipal bonds.

Yields on Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	October 31, 2004	October 31, 2003	Change (basis points)

2 years	1.93%	1.31%	+62
5 years	2.61	2.40	+21
10 years	3.40	3.68	-28
30 years	4.60	4.82	-22

Source: The Vanguard Group

During the third calendar quarter of 2004, Moody’s Investors Service and Standard & Poor’s (S&P) issued more upgrades of credit ratings than downgrades, as an expanding economy bolstered municipal finances. Moody’s upgraded 133 issues and downgraded 34, while S&P upgraded 450 and downgraded 58.

8

VANGUARD FUNDS EMPHASIZED RISK CONTROL AND QUALITY

Throughout the fiscal year, the Vanguard Municipal Bond Funds maintained their traditional emphasis on the market’s higher-quality securities (even the High-Yield Fund, which targets the high-yield market’s stronger credits). At the start of the period, the funds’ durations were near the short end of their typical range, moderating their interest-rate sensitivity. As the year progressed, we allowed durations to drift back toward the neutral range.

A key reason for the funds’ recent and long-term strong results is the combination of conservative portfolio management and the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return. Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

Robert F. Auwaerter, PRINCIPAL
Christopher M. Ryon, PRINCIPAL
Pamela Wisehaupt Tynan, PRINCIPAL
Reid O. Smith, PRINCIPAL

VANGUARD FIXED INCOME GROUP

NOVEMBER 15, 2004

9

As of 10/31/2004

FUND PROFILES

These Profiles provide snapshots of each fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 17.

TAX-EXEMPT MONEY MARKET FUND
Financial Attributes

Yield	1.6%
Average Weighted Maturity	35 days
Average Quality*	MIG-1
Expense Ratio	0.13%

Largest State Concentrations (% of portfolio)
Texas	12%
California	9
Illinois	9
Colorado	7
Michigan	5
New York	4
Georgia	4
Florida	4
Pennsylvania	4
Massachusetts	3

Top Ten	61%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+/F-1+	81%
A-1/P-1/F-1	19

Total	100%

Ratings: Moody’s Investors Service, Standard & Poors’, Fitch.

*Moody’s Investors Service.

10

SHORT-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	472	6,004	48,888
Yield	--	--
Investor Shares	1.8%
Admiral Shares	1.9%
Yield to Maturity+	1.7%	2.2%	3.5%
Average Coupon	3.6%	5.0%	5.2%
Average Effective Maturity	1.2	years	2.9 years
Average Quality	AA+	AA+	AA+
Average Duration	1.1	years	2.6 years
Expense Ratio	--	--
Investor Shares	0.14%
Admiral Shares	0.09%
Short-Term Reserves	24%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.94	1.00	0.72	1.00
Beta	0.37	1.00	0.16	1.00

Largest State Concentrations (% of portfolio)

California	9%
New York	8
Texas	7
Pennsylvania	6
Massachusetts	4
Illinois	4
Florida	4
Colorado	4
Georgia	3
Tennessee	3

Top Ten	52%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

MIG-1++	13%
AAA	47
AA	31
A	7
BBB	2

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	55%
1-3 Years	38
3-5 Years	7

Total	100%

Investment Focus

 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 †Before expenses.
††Moody’s Investors Service.

Visit our website at Vanguard.com
for regularly updated fund information.

11

FUND PROFILES (CONTINUED)

LIMITED-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	679	6,004	48,888
Yield	--	--
Investor Shares	2.3%
Admiral Shares	2.3%
Yield to Maturity+	2.1%	2.2%	3.5%
Average Coupon	4.2%	5.0%	5.2%
Average Effective Maturity	2.6	years	2.9 years
Average Quality	AA+	AA+	AA+
Average Duration	2.4	years	2.6 years
Expense Ratio	--	--
Investor Shares	0.14%
Admiral Shares	0.09%
Short-Term Reserves	12%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.96	1.00	0.88	1.00
Beta	0.97	1.00	0.46	1.00

Largest State Concentrations (% of portfolio)

Texas	11%
New York	8
Illinois	6
Ohio	5
California	5
Pennsylvania	4
Colorado	4
Massachusetts	4
Georgia	4
Florida	4

Top Ten	55%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

MIG-1++	2%
AAA	51
AA	35
A	8
BBB	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	22%
1-3 Years	36
3-5 Years	37
Over 5 Years	5

Total	100%

Investment Focus

 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 †Before expenses.
††Moody’s Investors Service.

12

INTERMEDIATE-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	1,116	5,589	48,888
Yield	--	--
Investor Shares	3.1%
Admiral Shares	3.1%
Yield to Maturity+	3.2%	3.1%	3.5%
Average Coupon	4.7%	5.1%	5.2%
Average Effective Maturity	6.3	years	6.2 years
Average Quality	AA+	AA+	AA+
Average Duration	5.4	years	5.2 years
Expense Ratio	--	--
Investor Shares	0.14%
Admiral Shares	0.09%
Short-Term Reserves	10%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.98	1.00	0.97	1.00
Beta	0.85	1.00	0.88	1.00

Largest State Concentrations (% of portfolio)

New York	10%
Texas	10
California	10
New Jersey	7
Massachusetts	7
Illinois	5
Florida	4
Colorado	4
Georgia	4
Ohio	3

Top Ten	64%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

AAA	67%
AA	22
A	7
BBB	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1-5 Years	26
5-10 Years	52
10-20 Years	12

Total	100%

Investment Focus

 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 †Before expenses.

Visit our website at Vanguard.com
for regularly updated fund information.

13

FUND PROFILES (CONTINUED)

INSURED LONG-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	295	9,048	48,888
Yield	--	--
Investor Shares	3.5%
Admiral Shares	3.5%
Yield to Maturity+	3.5%	3.4%	3.5%
Average Coupon	4.4%	5.2%	5.2%
Average Effective Maturity	9.2	years	7.2 years
Average Quality	AAA	AA+	AA+
Average Duration	7.3	years	5.8 years
Expense Ratio	--	--
Investor Shares	0.15%
Admiral Shares	0.09%
Short-Term Reserves	3%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.98	1.00	0.98	1.00
Beta	0.98	1.00	1.14	1.00

Largest State Concentrations (% of portfolio)

California	13%
Texas	8
New York	8
Illinois	8
Massachusetts	7
New Jersey	7
Pennsylvania	6
Colorado	6
Florida	5
Georgia	5

Top Ten	73%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

AAA	94%
AA	6

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	7%
1-5 Years	15
5-10 Years	50
10-20 Years	19
20-30 Years	7
Over 30 Years	2

Total	100%

Investment Focus

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
†Before expenses.

14

LONG-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	231	9,048	48,888
Yield	--	--
Investor Shares	3.5%
Admiral Shares	3.6%
Yield to Maturity+	3.5%	3.4%	3.5%
Average Coupon	4.4%	5.2%	5.2%
Average Effective Maturity	8.9	years	7.2 years
Average Quality	AA+	AA+	AA+
Average Duration	7.2	years	5.8 years
Expense Ratio	--	--
Investor Shares	0.15%
Admiral Shares	0.09%
Short-Term Reserves	6%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.97	1.00	0.97	1.00
Beta	1.06	1.00	1.23	1.00

Largest State Concentrations (% of portfolio)

Texas	16%
New York	11
California	11
Massachusetts	7
Illinois	7
Michigan	4
Colorado	4
Georgia	4
New Jersey	3
Pennsylvania	3

Top Ten	70%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

AAA	70%
AA	21
A	5
BBB	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1-5 Years	10
5-10 Years	55
10-20 Years	19
20-30 Years	8

Total	100%

Investment Focus

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
†Before
expenses.

Visit our website at Vanguard.com
 for regularly updated fund information.

15

FUND PROFILES (CONTINUED)

HIGH-YIELD TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	377	9,048	48,888
Yield	--	--
Investor Shares	3.9%
Admiral Shares	3.9%
Yield to Maturity+	3.9%	3.4%	3.5%
Average Coupon	4.4%	5.2%	5.2%
Average Effective Maturity	8.0	years	7.2
Average Quality	A+	AA+	AA+
Average Duration	6.1	years	5.8
Expense Ratio	--	--
Investor Shares	0.15%
Admiral Shares	0.10%
Short-Term Reserves	8%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.94	1.00	0.94	1.00
Beta	0.74	1.00	0.86	1.00

Largest State Concentrations (% of portfolio)

California	13%
New York	9
Texas	8
New Jersey	7
Massachusetts	6
Illinois	5
Colorado	3
Pennsylvania	3
North Carolina	3
Florida	3

Top Ten	60%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

AAA	38%
AA	21
A	14
BBB	18
BB	2
B	1
Not Rated	6

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	13%
1-5 Years	21
5-10 Years	43
10-20 Years	16
20-30 Years	5
Over 30 Years	2

Total	100%

Investment Focus

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
  †Before expenses.

Visit our website at Vanguard.com
for regularly updated fund information.

16

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves . The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

17

As of 10/31/2004

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TAX-EXEMPT MONEY MARKET FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Tax-Exempt Money Market Fund	1.03%	2.10%	2.77%	$13,137
Average Tax-Exempt Money Market Fund*	0.48	1.58	2.28	12,529

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Tax-Exempt Money Market Fund	Average Fund*		Tax-Exempt Money Market Fund	Average Fund*
Fiscal Year	Total Return	Total Return	Fiscal Year	Total Return	Total Return

1995	3.7%	3.3%	2000	3.9%	3.4%
1996	3.4	3.0	2001	3.2	2.6
1997	3.5	3.0	2002	1.5	0.9
1998	3.4	3.0	2003	1.0	0.5
1999	3.1	2.6	2004	1.0	0.5

		SEC 7-Day Annualized Yield (10/31/2004): 1.63%

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

Tax-Exempt Money Market Fund	6/10/1980	0.96%	2.13%	0.00%	2.78%	2.78%

*Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 40 for dividend information.

18

SHORT-TERM TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Short-Term Tax-Exempt Fund Investor Shares	1.23%	3.24%	3.66%	$14,321
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 3 Year Municipal Bond Index	2.19	4.86	5.01	16,304
Average 1-2 Year Municipal Fund*	0.90	3.10	3.60	14,245

	One Year	Since Inception**	Final Value of a $250,000 Investment

Short-Term Tax-Exempt Fund Admiral Shares	1.28%	2.67%	$275,735
Lehman Municipal Bond Index	6.03	6.05	311,005
Lehman 3 Year Municipal Bond Index	2.19	4.23	291,597

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Short-Term Tax-Exempt Fund Investor Shares			Lehman+		Short-Term Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	1.2%	4.1%	5.3%	8.0%	2000	0.1%	4.1%	4.2%	4.9%
1996	-0.1	4.0	3.9	4.5	2001	1.5	4.2	5.7	8.7
1997	0.0	4.0	4.0	5.5	2002	-0.1	2.9	2.8	4.8
1998	0.5	4.0	4.5	5.7	2003	0.3	2.0	2.3	3.9
1999	-1.0	3.7	2.7	2.2	2004	-0.6	1.8	1.2	2.2

 *Derived from data provided by Lipper Inc.
**February 12, 2001.
 †Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 41 for dividend and capital gains information.

19

PERFORMANCE SUMMARIES (CONTINUED)

SHORT-TERM TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Short-Term Tax-Exempt Fund
Investor Shares	9/1/1977	1.09%	3.26%	0.17%	3.49%	3.66%
Admiral Shares	2/12/2001	1.14	2.71*	--	--	--

*Return since inception

20

LIMITED-TERM TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Limited-Term Tax-Exempt Fund Investor Shares	1.82%	4.54%	4.65%	$15,758
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 3 Year Municipal Bond Index	2.19	4.86	5.01	16,304
Average 1-5 Year Municipal Fund*	1.72	3.90	4.06	14,883

	One Year	Since Inception**	Final Value of a $250,000 Investment

Limited-Term Tax-Exempt Fund Admiral Shares	1.87%	3.86%	$287,819
Lehman Municipal Bond Index	6.03	6.05	311,005
Lehman 3 Year Municipal Bond Index	2.19	4.23	291,597

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Limited-Term Tax-Exempt Fund Investor Shares			Lehman+		Limited-Term Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	2.5%	4.7%	7.2%	8.0%	2000	0.5%	4.5%	5.0%	4.9%
1996	-0.2	4.6	4.4	4.5	2001	3.3	4.6	7.9	8.7
1997	0.5	4.5	5.0	5.5	2002	0.1	3.9	4.0	4.8
1998	1.0	4.4	5.4	5.7	2003	0.7	3.3	4.0	3.9
1999	-2.4	4.2	1.8	2.2	2004	-1.1	2.9	1.8	2.2

 *Derived from data provided by Lipper Inc.
**February 12, 2001.
  †Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 42 for dividend and capital gains information.

21

PERFORMANCE SUMMARIES (CONTINUED)

LIMITED-TERM TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Limited-Term Tax-Exempt Fund
Investor Shares	8/31/1987	1.37%	4.49%	0.42%	4.19%	4.61%
Admiral Shares	2/12/2001	1.42	3.89*	--	--	--

*Return since inception

22

INTERMEDIATE-TERM TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Intermediate-Term Tax-Exempt Fund Investor Shares	4.82%	6.10%	6.00%	$17,909
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 7 Year Municipal Bond Index	4.64	6.65	6.47	18,721
Average Intermediate Municipal Fund*	3.99	5.69	5.50	17,082

	One Year	Since Inception**	Final Value of a $250,000 Investment

Intermediate-Term Tax-Exempt Fund Admiral Shares	4.88%	5.09%	$300,615
Lehman Municipal Bond Index	6.03	6.05	311,005
Lehman 7 Year Municipal Bond Index	4.64	5.84	308,667

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Intermediate-Term Tax-Exempt Fund Investor Shares					Intermediate-Term Tax-Exempt Fund Investor Shares
Fiscal Year	Capital Return	Income Return	Total Return	Lehman+ Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Lehman+ Total Return

1995	6.3%	5.8%	12.1%	12.4%	2000	2.0%	5.3%	7.3%	6.8%
1996	-0.3	5.2	4.9	4.7	2001	4.3	5.1	9.4	9.9
1997	1.3	5.3	6.6	7.4	2002	-0.2	4.6	4.4	6.3
1998	1.7	5.1	6.8	7.4	2003	0.5	4.2	4.7	5.8
1999	-5.2	4.8	-0.4	0.0	2004	0.7	4.1	4.8	4.6

 *Derived from data provided by Lipper Inc.
**February 12, 2001.
 †Lehman 7 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 43 for dividend and capital gains information.

23

PERFORMANCE SUMMARIES (CONTINUED)

INTERMEDIATE-TERM TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Intermediate-Term Tax-Exempt Fund
Investor Shares	9/1/1977	3.52%	5.82%	0.88%	4.93%	5.81%
Admiral Shares	2/12/2001	3.58	5.02*	--	--	--

*Return since inception

24

INSURED LONG-TERM TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Insured Long-Term Tax-Exempt Fund Investor Shares	5.76%	7.53%	7.17%	$19,987
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 10 Year Municipal Bond Index	6.35	7.16	7.07	19,794
Average Insured Municipal Fund*	4.93	6.38	6.08	18,041

	One Year	Since Inception**	Final Value of a $250,000 Investment

Insured Long-Term Tax-Exempt Fund Admiral Shares	5.82%	6.03%	$310,786
Lehman Municipal Bond Index	6.03	6.05	311,005
Lehman 10 Year Municipal Bond Index	6.35	6.10	311,494

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Insured Long-Term Tax-Exempt Fund Investor Shares			Lehman+		Insured Long-Term Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.5%	6.4%	15.9%	14.8%	2000	3.8%	5.9%	9.7%	8.2%
1996	0.7	5.6	6.3	5.0	2001	5.6	5.4	11.0	10.2
1997	1.9	5.7	7.6	8.7	2002	0.9	4.8	5.7	6.2
1998	2.4	5.5	7.9	8.3	2003	1.0	4.6	5.6	4.9
1999	-7.7	5.0	-2.7	-1.2	2004	1.0	4.8	5.8	6.3

 *Derived from data provided by Lipper Inc.
**February 12, 2001.
 † Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 44 for dividend and capital gains information.

25

PERFORMANCE SUMMARIES (CONTINUED)

INSURED LONG-TERM TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Insured Long-Term Tax-Exempt Fund
Investor Shares	9/30/1984	4.39%	7.10%	1.51%	5.35%	6.86%
Admiral Shares	2/12/2001	4.45	5.95*	--	--	--

*Return since inception

26

LONG-TERM TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Long-Term Tax-Exempt Fund Investor Shares	6.14%	7.50%	7.19%	$20,015
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 10 Year Municipal Bond Index	6.35	7.16	7.07	19,794
Average General Municipal Fund*	5.24	6.19	6.00	17,914

	One Year	Since Inception**	Final Value of a $250,000 Investment

Long-Term Tax-Exempt Fund Admiral Shares	6.19%	6.00%	$310,484
Lehman Municipal Bond Index	6.03	6.05	311,005
Lehman 10 Year Municipal Bond Index	6.35	6.10	311,494

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	Long-Term Tax-Exempt Fund Investor Shares			Lehman+		Long-Term Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.5%	6.5%	16.0%	14.8%	2000	3.8%	5.8%	9.6%	8.2%
1996	1.1	5.6	6.7	5.0	2001	6.1	5.4	11.5	10.2
1997	2.6	5.6	8.2	8.7	2002	0.1	4.9	5.0	6.2
1998	2.4	5.4	7.8	8.3	2003	0.7	4.7	5.4	4.9
1999	-8.3	4.8	-3.5	-1.2	2004	1.4	4.7	6.1	6.3

 *Derived from data provided by Lipper Inc.
**February 12, 2001.
  †Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 45 for dividend and capital gains information.

27

PERFORMANCE SUMMARIES (CONTINUED)

LONG-TERM TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Long-Term Tax-Exempt Fund
Investor Shares	9/1/1977	4.49%	7.04%	1.51%	5.34%	6.85%
Admiral Shares	2/12/2001	4.54	5.91*	--	--	--

*Return since inception.

28

HIGH-YIELD TAX-EXEMPT FUND

Cumulative Performance October 31, 1994–October 31, 2004

	Average Annual Total Returns Periods Ended October 31, 2004			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

High-Yield Tax-Exempt Fund Investor Shares	6.48%	6.83%	6.90%	$19,482
Lehman Municipal Bond Index	6.03	7.19	7.05	19,771
Lehman 10 Year Municipal Bond Index	6.35	7.16	7.07	19,794
Average High Yield Municipal Fund*	6.50	5.15	5.69	17,388

	One Year	Since Inception**	Final Value of a $250,000 Investment

High-Yield Tax-Exempt Fund Admiral Shares	6.54%	5.42%	$292,354
Lehman Municipal Bond Index	6.03	5.50	293,035
Lehman 10 Year Municipal Bond Index	6.35	5.61	293,940

Fiscal-Year Total Returns (%) October 31, 1994–October 31, 2004

	High-Yield Tax-Exempt Fund Investor Shares			Lehman+		High-Yield Tax-Exempt Fund Investor Shares			Lehman+
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.0%	6.8%	15.8%	14.8%	2000	1.8%	6.0%	7.8%	8.2%
1996	0.3	5.7	6.0	5.0	2001	4.0	5.8	9.8	10.2
1997	2.5	5.9	8.4	8.7	2002	-1.7	5.4	3.7	6.2
1998	2.6	5.6	8.2	8.3	2003	1.4	5.1	6.5	4.9
1999	-7.8	5.0	-2.8	-1.2	2004	1.6	4.9	6.5	6.3

 *Derived from data provided by Lipper Inc.
**November 12, 2001.
  †Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 46 for dividend and capital gains information.

29

PERFORMANCE SUMMARIES (CONTINUED)

HIGH-YIELD TAX-EXEMPT FUND

Average Annual Total Returns for periods ended September 30, 2004

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

High-Yield Tax-Exempt Fund
Investor Shares	12/27/1978	5.32%	6.36%	0.96%	5.62%	6.58%
Admiral Shares	11/12/2001	5.38	5.27*	--	--	--

*Return since inception.

30

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others.

Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

Six Months Ended October 31, 2004
Municipal Bond Funds	Beginning Account Value 4/30/2004	Ending Account Value 10/31/2004	Expenses Paid During Period*

Based on Actual Fund Return
Money Market	$1,000.00	$1,005.80	$0.61

Short-Term
Investor Shares	1,000.00	1,009.44	0.61
Admiral Shares	1,000.00	1,009.66	0.35

Limited -Term
Investor Shares	1,000.00	1,017.33	0.61
Admiral Shares	1,000.00	1,017.56	0.36

Intermediate-Term
Investor Shares	1,000.00	1,042.89	0.67
Admiral Shares	1,000.00	1,043.19	0.36

Insured Long-Term
Investor Shares	1,000.00	1,052.49	0.72
Admiral Shares	1,000.00	1,052.76	0.46

Long-Term
Investor Shares	1,000.00	1,055.36	0.67
Admiral Shares	1,000.00	1,055.63	0.41

High-Yield
Investor Shares	1,000.00	1,050.99	0.72
Admiral Shares	1,000.00	1,051.26	0.46

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.12%; for the Short-Term Tax-Exempt Fund, 0.12% for Investor Shares and 0.07% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.12% for Investor Shares and 0.07% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.13% for Investor Shares and 0.07% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.14% for the Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.13% for Investor Shares and 0.08% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.14% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The tables on this page and page 32 illustrate your fund’s costs in two ways:

•Based on actual fund return. The table above helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

31

• Based on hypothetical 5% yearly return. The table at left is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2004
Municipal Bond Funds	Beginning Account Value 4/30/2004	Ending Account Value 10/31/2004	Expenses Paid During Period*

Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.53	$0.61

Short-Term
Investor Shares	1,000.00	1,024.53	0.61
Admiral Shares	1,000.00	1,024.78	0.36

Limited -Term
Investor Shares	1,000.00	1,024.53	0.61
Admiral Shares	1,000.00	1,024.78	0.36

Intermediate-Term
Investor Shares	1,000.00	1,024.48	0.66
Admiral Shares	1,000.00	1,024.78	0.36

Insured Long-Term
Investor Shares	1,000.00	1,024.43	0.71
Admiral Shares	1,000.00	1,024.68	0.46

Long-Term
Investor Shares	1,000.00	1,024.48	0.66
Admiral Shares	1,000.00	1,024.73	0.41

High-Yield
Investor Shares	1,000.00	1,024.43	0.71
Admiral Shares	1,000.00	1,024.68	0.46

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.12%; for the Short-Term Tax-Exempt Fund, 0.12% for Investor Shares and 0.07% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.12% for Investor Shares and 0.07% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.13% for Investor Shares and 0.07% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.14% for the Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.13% for Investor Shares and 0.08% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.14% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the tables on pages 31 and 32 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

32

Expense Ratios: Your fund compared with its peer group
Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer-Group Expense Ratio*

Money Market	0.13%	--	0.72%
Short-Term	0.14	0.09	0.98
Limited-Term	0.14	0.09	0.82
Intermediate-Term	0.14	0.09	0.94
Insured Long-Term	0.15	0.09	1.20
Long-Term	0.15	0.09	1.14
High-Yield	0.15	0.10	1.26

*Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2003.

33

As of 10/31/2004

FINANCIAL STATEMENTS

The Statement of Net Assets—an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds—is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	Tax-Exempt Money Market Fund	Short-Term Tax-Exempt Fund	Limited-Term Tax-Exempt Fund	Intermediate- Term Tax- Exempt Fund
	Year Ended October 31, 2004
	(000)	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$158,859	$90,624	$204,941	$494,754

Total Income	158,859	90,624	204,941	494,754

Expenses
The Vanguard Group--Note B
Investment Advisory Services	1,706	584	861	1,515
Management and Administrative--
Investor Shares	13,771	2,247	3,492	7,715
Management and Administrative--
Admiral Shares	--	1,235	1,882	2,951
Marketing and Distribution--Investor Shares	2,541	421	642	1,120
Marketing and Distribution--Admiral Shares	--	454	559	636
Custodian Fees	87	38	58	101
Auditing Fees	12	17	18	18
Shareholders' Reports--Investor Shares	145	37	57	156
Shareholders' Reports--Admiral Shares	--	5	6	16
Trustees' Fees and Expenses	12	4	6	11

Total Expenses	18,274	5,042	7,581	14,239
Expenses Paid Indirectly--Note C	--	(71)	(127)	(304)

Net Expenses	18,274	4,971	7,454	13,935

NET INVESTMENT INCOME	140,585	85,653	197,487	480,819

REALIZED NET GAIN (LOSS)
Investment Securities Sold	528	(59)	(1,546)	25,371
Futures Contracts	--	--	(716)	(3,806)

REALIZED NET GAIN (LOSS)	528	(59)	(2,262)	21,565

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	--	(28,599)	(69,628)	44,455
Futures Contracts	--	--	780	1,296

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	--	(28,599)	(68,848)	45,751

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$141,113	$56,995	$126,377	$548,135

34

	Insured Long-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	High-Yield Tax-Exempt Fund
	Year Ended October 31, 2004
	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$138,790	$91,224	$203,638

Total Income	138,790	91,224	203,638

Expenses
The Vanguard Group--Note B
Investment Advisory Services	378	249	536
Management and Administrative--Investor Shares	2,250	1,252	3,136
Management and Administrative--Admiral Shares	696	512	1,060
Marketing and Distribution--Investor Shares	261	173	407
Marketing and Distribution--Admiral Shares	119	99	186
Custodian Fees	28	20	39
Auditing Fees	18	18	18
Shareholders' Reports--Investor Shares	49	32	71
Shareholders' Reports--Admiral Shares	5	2	6
Trustees' Fees and Expenses	3	2	4

Total Expenses	3,807	2,359	5,463
Expenses Paid Indirectly--Note C	(196)	(52)	(347)

Net Expenses	3,611	2,307	5,116

NET INVESTMENT INCOME	135,179	88,917	198,522

REALIZED NET GAIN (LOSS)
Investment Securities Sold	12,706	2,671	12,554
Futures Contracts	(9,414)	240	(13,005)

REALIZED NET GAIN (LOSS)	3,292	2,911	(451)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	27,642	19,947	65,192
Futures Contracts	(637)	951	(2,100)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	27,005	20,898	63,092

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$165,476	$112,726	$261,163

35

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Tax-Exempt Money Market Fund		Short-Term Tax-Exempt Fund
	Year Ended October 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$140,585	$113,787	$85,653	$81,496
Realized Net Gain (Loss)	528	16	(59)	(2,849)
Change in Unrealized Appreciation (Depreciation)	--	--	(28,599)	10,778

Net Increase (Decrease) in Net Assets
Resulting from Operations	141,113	113,803	56,995	89,425

Distributions
Net Investment Income
Investor Shares	(140,585)	(113,787)	(40,680)	(41,194)
Admiral Shares	--	--	(44,973)	(40,302)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--

Total Distributions	(140,585)	(113,787)	(85,653)	(81,496)

Capital Share Transactions--Note F
Investor Shares	2,501,557	1,570,071	68,015	196,164
Admiral Shares	--	--	19,051	824,432

Net Increase (Decrease) from
Capital Share Transactions	2,501,557	1,570,071	87,066	1,020,596

Total Increase (Decrease)	2,502,085	1,570,087	58,408	1,028,525

Net Assets
Beginning of Period	12,434,361	10,864,274	4,572,202	3,543,677

End of Period	$14,936,446	$12,434,361	$4,630,610	$4,572,202

36

	Limited-Term Tax-Exempt Fund		Intermediate-Term Tax-Exempt Fund
	Year Ended October 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$197,487	$188,523	$480,819	$491,735
Realized Net Gain (Loss)	(2,262)	(30,611)	21,565	(64,466)
Change in Unrealized Appreciation (Depreciation)	(68,848)	64,404	45,751	127,962

Net Increase (Decrease) in Net Assets
Resulting from Operations	126,377	222,316	548,135	555,231

Distributions
Net Investment Income
Investor Shares	(98,009)	(94,819)	(278,390)	(296,340)
Admiral Shares	(99,478)	(93,704)	(202,429)	(195,395)
Realized Capital Gain*
Investor Shares	--	--	--	(21,117)
Admiral Shares	--	--	--	(13,296)

Total Distributions	(197,487)	(188,523)	(480,819)	(526,148)

Capital Share Transactions--Note F
Investor Shares	441,039	486,480	(100,799)	(311,676)
Admiral Shares	144,114	784,841	360,747	245,494

Net Increase (Decrease) from
Capital Share Transactions	585,153	1,271,321	259,948	(66,182)

Total Increase (Decrease)	514,043	1,305,114	327,264	(37,099)

Net Assets
Beginning of Period	6,434,375	5,129,261	11,675,779	11,712,878

End of Period	$6,948,418	$6,434,375	$12,003,043	$11,675,779

*Includes fiscal 2004 and 2003 short-term gain distributions by the Intermediate-Term Tax-Exempt Fund totaling $0 and $3,398,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

37

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Insured Long-Term Tax-Exempt Fund		Long-Term Tax-Exempt Fund
	Year Ended October 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$135,179	$132,331	$88,917	$93,222
Realized Net Gain (Loss)	3,292	29,120	2,911	(16,266)
Change in Unrealized Appreciation (Depreciation)	27,005	(4,132)	20,898	31,880

Net Increase (Decrease) in Net Assets
Resulting from Operations	165,476	157,319	112,726	108,836

Distributions
Net Investment Income
Investor Shares	(87,233)	(87,243)	(51,125)	(55,078)
Admiral Shares	(47,946)	(45,088)	(37,792)	(38,144)
Realized Capital Gain*
Investor Shares	(18,393)	(12,454)	--	(5,568)
Admiral Shares	(9,641)	(6,273)	--	(3,729)

Total Distributions	(163,213)	(151,058)	(88,917)	(102,519)

Capital Share Transactions--Note F
Investor Shares	(34,569)	(41,816)	(23,587)	(120,853)
Admiral Shares	67,740	46,222	14,845	(29,509)

Net Increase (Decrease) from
Capital Share Transactions	33,171	4,406	(8,742)	(150,362)

Total Increase (Decrease)	35,434	10,667	15,067	(144,045)

Net Assets
Beginning of Period	2,920,564	2,909,897	1,929,914	2,073,959

End of Period	$2,955,998	$2,920,564	$1,944,981	$1,929,914

*Includes fiscal 2004 and 2003 short-term gain distributions by the Insured Long-Term Tax-Exempt Fund totaling $6,963,000 and $2,789,000, respectively, and by the Long-Term Tax-Exempt Fund totaling $0 and $108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

38

	High-Yield Tax-Exempt Fund
	Year Ended October 31,
	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$198,522	$197,174
Realized Net Gain (Loss)	(451)	(63,419)
Change in Unrealized Appreciation (Depreciation)	63,092	120,371

Net Increase (Decrease) in Net Assets
Resulting from Operations	261,163	254,126

Distributions
Net Investment Income
Investor Shares	(124,993)	(130,137)
Admiral Shares	(73,529)	(67,037)
Realized Capital Gain
Investor Shares	--	--
Admiral Shares	--	--

Total Distributions	(198,522)	(197,174)

Capital Share Transactions--Note F
Investor Shares	83,419	(103,075)
Admiral Shares	179,741	154,409

Net Increase (Decrease) from
Capital Share Transactions	263,160	51,334

Total Increase (Decrease)	325,801	108,286

Net Assets
Beginning of Period	4,053,752	3,945,466

End of Period	$4,379,553	$4,053,752

39

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

Tax-Exempt Money Market Fund

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.010	.015	.031	.038
Net Realized and Unrealized Gain (Loss) on Investments	--	--	--	--	--

Total from Investment Operations	.010	.010	.015	.031	.038

Distributions
Dividends from Net Investment Income	(.010)	(.010)	(.015)	(.031)	(.038)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.010)	(.010)	(.015)	(.031)	(.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.03%	0.99%	1.46%	3.15%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,936	$12,434	$10,864	$9,128	$8,214
Ratio of Total Expenses to Average Net Assets	0.13%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.03%	0.97%	1.45%	3.08%	3.84%

40

Short-Term Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.77	$15.73	$15.74	$15.50	$15.48

Investment Operations
Net Investment Income	.292	.317	.449	.628	.623
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	.040	(.010)	.240	.020

Total from Investment Operations	.192	.357	.439	.868	.643

Distributions
Dividends from Net Investment Income	(.292)	(.317)	(.449)	(.628)	(.623)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.292)	(.317)	(.449)	(.628)	(.623)

Net Asset Value, End of Period	$15.67	$15.77	$15.73	$15.74	$15.50

Total Return	1.23%	2.28%	2.83%	5.70%	4.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,198	$2,144	$1,943	$1,318	$2,004
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.01%	2.80%	4.04%	4.03%
Portfolio Turnover Rate	10%	25%	53%	47%	45%

Short-Term Tax-Exempt Fund Admiral Shares

	Year Ended October 31,			Feb.12* to
For a Share Outstanding Throughout Each Period	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$15.77	$15.73	$15.74	$15.66

Investment Operations
Net Investment Income	.300	.327	.457	.448
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	.040	(.010)	.080

Total from Investment Operations	.200	.367	.447	.528

Distributions
Dividends from Net Investment Income	(.300)	(.327)	(.457)	(.448)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.300)	(.327)	(.457)	(.448)

Net Asset Value, End of Period	$15.67	$15.77	$15.73	$15.74

Total Return	1.28%	2.35%	2.88%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,433	$2,428	$1,601	$1,055
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	1.91%	2.05%	2.86%	3.96%**
Portfolio Turnover Rate	10%	25%	53%	47%

*Inception
**Annualized

41

FINANCIAL HIGHLIGHTS (CONTINUED)

Limited-Term Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.08	$11.00	$10.99	$10.64	$10.59

Investment Operations
Net Investment Income	.318	.355	.425	.474	.470
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	.080	.010	.350	.050

Total from Investment Operations	.198	.435	.435	.824	.520

Distributions
Dividends from Net Investment Income	(.318)	(.355)	(.425)	(.474)	(.470)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.318)	(.355)	(.425)	(.474)	(.470)

Net Asset Value, End of Period	$10.96	$11.08	$11.00	$10.99	$10.64

Total Return	1.82%	4.00%	4.05%	7.89%	5.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,553	$3,148	$2,645	$2,130	$2,775
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.19%	3.84%	4.40%	4.45%
Portfolio Turnover Rate	8%	13%	17%	19%	32%

Limited-Term Tax-Exempt Fund Admiral Shares

	Year Ended October 31,			Feb.12* to
For a Share Outstanding Throughout Each Period	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$11.08	$11.00	$10.99	$10.87

Investment Operations
Net Investment Income	.324	.362	.431	.342
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	.080	.010	.120

Total from Investment Operations	.204	.442	.441	.462

Distributions
Dividends from Net Investment Income	(.324)	(.362)	(.431)	(.342)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.324)	(.362)	(.431)	(.342)

Net Asset Value, End of Period	$10.96	$11.08	$11.00	$10.99

Total Return	1.87%	4.06%	4.10%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,395	$3,286	$2,484	$1,572
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	2.95%	3.25%	3.88%	4.42%**
Portfolio Turnover Rate	8%	13%	17%	19%

*Inception
**Annualized

42

Intermediate-Term Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.58	$13.55	$13.61	$13.05	$12.79

Investment Operations
Net Investment Income	.551	.563	.605	.637	.646
Net Realized and Unrealized Gain (Loss) on Investments	.090	.070	(.029)	.560	.260

Total from Investment Operations	.641	.633	.576	1.197	.906

Distributions
Dividends from Net Investment Income	(.551)	(.563)	(.605)	(.637)	(.646)
Distributions from Realized Capital Gains	--	(.040)	(.031)	--	--

Total Distributions	(.551)	(.603)	(.636)	(.637)	(.646)

Net Asset Value, End of Period	$13.67	$13.58	$13.55	$13.61	$13.05

Total Return	4.82%	4.74%	4.36%	9.36%	7.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,858	$6,922	$7,215	$6,944	$8,553
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.05%	4.13%	4.48%	4.77%	5.03%
Portfolio Turnover Rate	10%	19%	13%	13%	17%

Intermediate-Term Tax-Exempt Fund Admiral Shares

	Year Ended October 31,			Feb.12* to
For a Share Outstanding Throughout Each Period	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$13.58	$13.55	$13.61	$13.44

Investment Operations
Net Investment Income	.559	.571	.612	.458
Net Realized and Unrealized Gain (Loss) on Investments	.090	.070	(.029)	.170

Total from Investment Operations	.649	.641	.583	.628

Distributions
Dividends from Net Investment Income	(.559)	(.571)	(.612)	(.458)
Distributions from Realized Capital Gains	--	(.040)	(.031)	--

Total Distributions	(.559)	(.611)	(.643)	(.458)

Net Asset Value, End of Period	$13.67	$13.58	$13.55	$13.61

Total Return	4.88%	4.81%	4.41%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,145	$4,754	$4,498	$3,494
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.14%**
Ratio of Net Investment Income to Average Net Assets	4.11%	4.19%	4.53%	4.74%**
Portfolio Turnover Rate	10%	19%	13%	13%

*Inception
**Annualized

43

FINANCIAL HIGHLIGHTS (CONTINUED)

Insured Long-Term Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$12.89	$12.85	$12.82	$12.14	$11.69

Investment Operations
Net Investment Income	.587	.580	.597	.628	.649
Net Realized and Unrealized Gain (Loss) on Investments	.134	.123	.110	.680	.450

Total from Investment Operations	.721	.703	.707	1.308	1.099

Distributions
Dividends from Net Investment Income	(.587)	(.580)	(.597)	(.628)	(.649)
Distributions from Realized Capital Gains	(.124)	(.083)	(.080)	--	--

Total Distributions	(.711)	(.663)	(.677)	(.628)	(.649)

Net Asset Value, End of Period	$12.90	$12.89	$12.85	$12.82	$12.14

Total Return	5.76%	5.58%	5.74%	10.99%	9.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,880	$1,912	$1,951	$1,940	$2,300
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.18%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.50%	4.57%	4.72%	5.00%	5.48%
Portfolio Turnover Rate	18%	17%	20%	21%	34%

Insured Long-Term Tax-Exempt Fund Admiral Shares

	Year Ended October 31,			Feb.12* to
For a Share Outstanding Throughout Each Period	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$12.89	$12.85	$12.82	$12.64

Investment Operations
Net Investment Income	.594	.587	.604	.452
Net Realized and Unrealized Gain (Loss) on Investments	.134	.123	.110	.180

Total from Investment Operations	.728	.710	.714	.632

Distributions
Dividends from Net Investment Income	(.594)	(.587)	(.604)	(.452)
Distributions from Realized Capital Gains	(.124)	(.083)	(.080)	--

Total Distributions	(.718)	(.670)	(.684)	(.452)

Net Asset Value, End of Period	$12.90	$12.89	$12.85	$12.82

Total Return	5.82%	5.64%	5.80%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,076	$1,008	$959	$844
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.14%**
Ratio of Net Investment Income to Average Net Assets	4.56%	4.63%	4.77%	4.98%**
Portfolio Turnover Rate	18%	17%	20%	21%

*Inception
**Annualized

44

Long-Term Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.39	$11.36	$11.38	$10.73	$10.34

Investment Operations
Net Investment Income	.522	.525	.539	.561	.572
Net Realized and Unrealized Gain (Loss) on Investments	.160	.082	.010	.650	.390

Total from Investment Operations	.682	.607	.549	1.211	.962

Distributions
Dividends from Net Investment Income	(.522)	(.525)	(.539)	(.561)	(.572)
Distributions from Realized Capital Gains	--	(.052)	(.030)	--	--

Total Distributions	(.522)	(.577)	(.569)	(.561)	(.572)

Net Asset Value, End of Period	$11.55	$11.39	$11.36	$11.38	$10.73

Total Return	6.14%	5.43%	5.00%	11.52%	9.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,122	$1,131	$1,249	$1,264	$1,649
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.57%	4.59%	4.80%	5.07%	5.46%
Portfolio Turnover Rate	11%	11%	15%	16%	25%

Long-Term Tax-Exempt Fund Admiral Shares

	Year Ended October 31,			Feb.12* to
For a Share Outstanding Throughout Each Period	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$11.39	$11.36	$11.38	$11.18

Investment Operations
Net Investment Income	.528	.532	.545	.403
Net Realized and Unrealized Gain (Loss) on Investments	.160	.082	.010	.200

Total from Investment Operations	.688	.614	.555	.603

Distributions
Dividends from Net Investment Income	(.528)	(.532)	(.545)	(.403)
Distributions from Realized Capital Gains	--	(.052)	(.030)	--

Total Distributions	(.528)	(.584)	(.575)	(.403)

Net Asset Value, End of Period	$11.55	$11.39	$11.36	$11.38

Total Return	6.19%	5.50%	5.06%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$823	$799	$825	$715
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	4.62%	4.65%	4.85%	5.02%**
Portfolio Turnover Rate	11%	11%	15%	16%

*Inception
**Annualized

45

FINANCIAL HIGHLIGHTS (CONTINUED)

High-Yield Tax-Exempt Fund Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.69	$10.54	$10.72	$10.31	$10.13

Investment Operations
Net Investment Income	.506	.526	.563	.576	.582
Net Realized and Unrealized Gain (Loss) on Investments	.170	.150	(.180)	.410	.180

Total from Investment Operations	.676	.676	.383	.986	.762

Distributions
Dividends from Net Investment Income	(.506)	(.526)	(.563)	(.576)	(.582)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.506)	(.526)	(.563)	(.576)	(.582)

Net Asset Value, End of Period	$10.86	$10.69	$10.54	$10.72	$10.31

Total Return	6.48%	6.55%	3.67%	9.77%	7.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,728	$2,605	$2,670	$3,627	$3,033
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.71%	4.94%	5.30%	5.43%	5.74%
Portfolio Turnover Rate	24%	17%	18%	18%	32%

High-Yield Tax-Exempt Fund Admiral Shares

	Year Ended Oct. 31,		Nov.12, 2001* to Oct. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002

Net Asset Value, Beginning of Period	$10.69	$10.54	$10.78

Investment Operations
Net Investment Income	.512	.533	.549
Net Realized and Unrealized Gain (Loss) on Investments	.170	.150	(.240)

Total from Investment Operations	.682	.683	.309

Distributions
Dividends from Net Investment Income	(.512)	(.533)	(.549)
Distributions from Realized Capital Gains	--	--	--

Total Distributions	(.512)	(.533)	(.549)

Net Asset Value, End of Period	$10.86	$10.69	$10.54

Total Return	6.54%	6.61%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,652	$1,449	$1,275
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.12%**
Ratio of Net Investment Income to Average Net Assets	4.76%	5.00%	5.35%**
Portfolio Turnover Rate	24%	17%	18%

*Inception
**Annualized

46

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard(R)Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.Futures Contracts: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

47

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.Other: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Money Market	$2,088	0.01%	2.09%
Short-Term	655	0.01	0.66
Limited-Term	975	0.01	0.97
Intermediate-Term	1,679	0.01	1.68
Insured Long-Term	415	0.01	0.41
Long-Term	272	0.01	0.27
High-Yield	611	0.01	0.61

The funds’ trustees and officers are also directors and officers of Vanguard.

C.      The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. The funds’ custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts.

For the year ended October 31, 2004, these arrangements reduced expenses by:

	Expense Reduction (000)		Total Expense Reduction
Tax-Exempt Fund	Management and Administrative	Custodian Fees	as a Percentage of Average Net Assets

Short-Term	$69	$2	--
Limited-Term	124	3	--
Intermediate-Term	300	4	--
Insured Long-Term	194	2	0.01%
Long-Term	52	--	--
High-Yield	346	1	0.01

48

D.      Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The Insured Long-Term Tax-Exempt Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $886,000 from accumulated net realized gains to paid-in capital.

At October 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Capital Gains Available for Distribution		Capital Losses
Tax-Exempt Fund	Short-Term (000)	Long-Term (000)	Amount (000)	Expiration: Fiscal Year(s) Ending October 31,

Short-Term	--	--	$3,050	2008-2012
Limited-Term	--	--	36,856	2008-2012
Intermediate-Term	--	--	19,292	2011
Insured Long-Term	--	$4,320	--	--
Long-Term	--	--	3,209	2011
High-Yield	--	--	70,533	2008-2011

Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The following funds had realized losses through October 31, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

Tax-Exempt Fund	Deferred Losses (000)

Limited-Term	$2,459
Intermediate-Term	59,525
Insured Long-Term	30,042
Long-Term	19,096
High-Yield	30,243

At October 31, 2004, net unrealized appreciation of investment securities for tax purposes was:

	(000)
Tax-Exempt Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Short-Term	$15,839	$(4,763)	$11,076
Limited-Term	114,712	(12,088)	102,624
Intermediate-Term	615,732	(45,129)	570,603
Insured Long-Term	234,344	(111)	234,233
Long-Term	167,637	(81)	167,556
High-Yield	241,631	(23,231)	218,400

49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At October 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004 and the related unrealized appreciation (depreciation) were:

		(000)
Tax-Exempt Fund/Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Limited-Term
5-Year U.S. Treasury Note	1,800	$200,475	$780
Intermediate-Term
10-Year U.S. Treasury Note	5,900	670,019	2,847
Insured Long-Term
30-Year U.S. Treasury Bond	730	83,106	92
Long-Term
30-Year U.S. Treasury Bond	870	99,044	1,132
High-Yield
30-Year U.S. Treasury Bond	50	5,692	(21)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.      During the year ended October 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Tax-Exempt Fund	Purchases	Sales

Short-Term	$1,302,521	$368,181
Limited-Term	1,774,778	504,466
Intermediate-Term	1,675,206	1,144,442
Insured Long-Term	624,552	511,300
Long-Term	193,243	230,025
High-Yield	1,264,154	940,625

F.      Capital share transactions for each class of shares were:

	Year Ended October 31,
	2004		2003
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Money Market
Issued	$14,834,654	14,834,654	$12,095,210	12,095,210
Issued in Lieu of Cash Distributions	133,392	133,392	107,756	107,756
Redeemed	(12,466,489)	(12,466,489)	(10,632,895)	(10,632,895)
Net Increase (Decrease)	2,501,557	2,501,557	1,570,071	1,570,071

50

	Year Ended October 31,
	2004		2003
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Short-Term
Investor Shares
Issued	$1,193,041	75,919	$1,378,670	87,334
Issued in Lieu of Cash Distributions	34,077	2,170	34,087	2,160
Redeemed	(1,159,103)	(73,782)	(1,216,593)	(77,073)

Net Increase (Decrease)--Investor Shares	68,015	4,307	196,164	12,421

Admiral Shares
Issued	1,422,199	90,512	1,669,098	105,739
Issued in Lieu of Cash Distributions	35,664	2,271	31,100	1,970
Redeemed	(1,438,812)	(91,534)	(875,766)	(55,475)

Net Increase (Decrease)--Admiral Shares	19,051	1,249	824,432	52,234

Limited-Term
Investor Shares
Issued	$1,655,030	150,260	$1,706,420	153,853
Issued in Lieu of Cash Distributions	81,172	7,386	76,902	6,934
Redeemed	(1,295,163)	(117,814)	(1,296,842)	(117,004)

Net Increase (Decrease)--Investor Shares	441,039	39,832	486,480	43,783

Admiral Shares
Issued	1,462,108	132,758	1,804,520	162,813
Issued in Lieu of Cash Distributions	75,243	6,845	71,261	6,425
Redeemed	(1,393,237)	(126,683)	(1,090,940)	(98,398)

Net Increase (Decrease)--Admiral Shares	144,114	12,920	784,841	70,840

Intermediate-Term
Investor Shares
Issued	$1,487,745	109,176	$1,596,695	117,212
Issued in Lieu of Cash Distributions	217,306	15,995	246,458	18,098
Redeemed	(1,805,850)	(133,194)	(2,154,829)	(158,336)

Net Increase (Decrease)--Investor Shares	(100,799)	(8,023)	(311,676)	(23,026)

Admiral Shares
Issued	1,249,340	91,779	1,322,521	97,115
Issued in Lieu of Cash Distributions	138,749	10,212	147,162	10,806
Redeemed	(1,027,342)	(75,784)	(1,224,189)	(89,910)

Net Increase (Decrease)--Admiral Shares	360,747	26,207	245,494	18,011

51

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Year Ended October 31,
	2004		2003
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Insured Long-Term
Investor Shares
Issued	$263,932	20,752	$368,055	28,319
Issued in Lieu of Cash Distributions	72,477	5,652	67,284	5,216
Redeemed	(370,978)	(29,080)	(477,155)	(37,015)

Net Increase (Decrease)--Investor Shares	(34,569)	(2,676)	(41,816)	(3,480)

Admiral Shares
Issued	201,441	15,728	230,776	17,893
Issued in Lieu of Cash Distributions	37,316	2,910	33,291	2,581
Redeemed	(171,017)	(13,443)	(217,845)	(16,901)

Net Increase (Decrease)--Admiral Shares	67,740	5,195	46,222	3,573

Long-Term
Investor Shares
Issued	$209,244	18,277	$259,344	22,654
Issued in Lieu of Cash Distributions	35,813	3,134	42,891	3,752
Redeemed	(268,644)	(23,572)	(423,088)	(37,068)

Net Increase (Decrease)--Investor Shares	(23,587)	(2,161)	(120,853)	(10,662)

Admiral Shares
Issued	194,108	16,891	205,420	18,012
Issued in Lieu of Cash Distributions	23,355	2,044	26,185	2,291
Redeemed	(202,618)	(17,784)	(261,114)	(22,777)

Net Increase (Decrease)--Admiral Shares	14,845	1,151	(29,509)	(2,474)

High-Yield
Investor Shares
Issued	$646,551	60,106	$658,411	61,759
Issued in Lieu of Cash Distributions	87,892	8,182	90,375	8,481
Redeemed	(651,024)	(60,753)	(851,861)	(80,011)

Net Increase (Decrease)--Investor Shares	83,419	7,535	(103,075)	(9,771)

Admiral Shares
Issued	494,144	45,956	495,791	46,497
Issued in Lieu of Cash Distributions	45,065	4,195	40,586	3,808
Redeemed	(359,468)	(33,525)	(381,968)	(35,849)

Net Increase (Decrease)--Admiral Shares	179,741	16,626	154,409	14,456

52

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 8, 2004

SPECIAL 2004 TAX INFORMATION
(UNAUDITED) FOR VANGUARD MUNICIPAL BOND FUNDS

This information for the fiscal year ended October 31, 2004, is included pursuant to provisions of the Internal Revenue Code. The Insured Long-Term Tax-Exempt Fund distributed $21,973,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

53

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54

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†	December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA
19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted. For More Information This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online. You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1-800-662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2004 The Vanguard
Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

As of 10/31/2004	VANGUARD® MUNICIPAL BOND FUNDS

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund’s municipal bond holdings by state, including each security’s market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Contents
Tax-Exempt Money Market Fund	1
Short-Term Tax-Exempt Fund	26
Limited-Term Tax-Exempt Fund	40
Intermediate-Term Tax-Exempt Fund	59
Insured Long-Term Tax-Exempt Fund	88
Long-Term Tax-Exempt Fund	98
High-Yield Tax-Exempt Fund	106
Key to Abbreviations	119

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (100.0%)
Alabama (1.2%)
Alabama Public School & College Auth. TOB VRDO	1.80%	11/8/2004 (3)*	$ 5,000	$ 5,000
Birmingham AL GO VRDO	1.77%	11/8/2004 (2)	35,550	35,550
Jefferson County AL Sewer Rev
(Capital Improvement) VRDO	1.76%	11/8/2004 (3)	20,000	20,000
Jefferson County AL Sewer Rev
(Capital Improvement) VRDO	1.76%	11/8/2004 (10)	10,400	10,400
Jefferson County AL Sewer Rev. VRDO	1.77%	11/8/2004 (10)	60,000	60,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	1.80%	11/8/2004	33,550	33,550
Univ. of Alabama General Rev. TOB VRDO	1.80%	11/8/2004 (1)*	2,500	2,500

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of Alabama General Rev. TOB VRDO	1.81%	11/8/2004 (1)*	$ 10,000	$ 10,000
Univ. of South Alabama Univ. Tuition Rev
& Capital Improvement TOB VRDO	1.80%	11/8/2004 (3)*	7,925	7,925

	184,925

Alaska (0.7%)
Alaska Housing Finance Corp. (State Capital) VRDO	1.77%	11/8/2004 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	1.80%	11/8/2004 (4)	50,000	50,000
Anchorage AK GO TOB PUT	1.70%	8/4/2005 (1)*	3,085	3,085
Anchorage AK GO TOB VRDO	1.81%	11/8/2004 (1)*	8,000	8,000
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.74%	11/1/2004	31,440	31,440

	102,525

Arizona (2.1%)
Arizona School Fac. Board Rev. TOB VRDO	1.80%	11/8/2004 *	7,730	7,730
Arizona School Fac. Board Rev. TOB VRDO	1.80%	11/8/2004 (2)*	5,475	5,475
Arizona State Univ. COP TOB VRDO	1.80%	11/8/2004 (2)*	5,525	5,525
Arizona State Univ. COP TOB VRDO	1.81%	11/8/2004 (2)*	5,415	5,415
Maricopa County AZ IDA Health Fac. Rev
(Catholic Healthcare West) TOB VRDO	1.82%	11/8/2004 LOC*	69,465	69,465
Nanotechnology Research Arizona Lease Rev
(Arizona State Univ. Project) VRDO	1.77%	11/8/2004 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. Water System Rev. CP	1.10%	12/9/2004 LOC	10,000	10,000
Pima County AZ IDA Single Family Mortgage Rev. FR	1.93%	11/25/2004	38,134	38,134
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	1.40%	11/8/2004	28,000	28,000
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	1.38%	11/9/2004	17,609	17,609
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	1.47%	12/21/2004	17,006	17,006
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR	1.90%	11/25/2004	50,000	50,000
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR	1.94%	11/25/2004	41,532	41,532

	315,066

Arkansas (0.5%)
Pulaski County AR Health Fac. St. Vincent Infirmary
(Catholic Health Initiatives) VRDO	1.78%	11/8/2004	36,500	36,500
Univ. of Arkansas Board of Trustees Rev. VRDO	1.81%	11/8/2004 (1)	42,265	42,265

	78,765

California (9.4%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	1.80%	6/1/2005 LOC	13,300	13,300
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	1.77%	11/8/2004 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	1.77%	11/8/2004 LOC	11,500	11,500
California Community College Financing Auth. TRAN	3.00%	6/30/2005 (4)	105,000	105,878
California GO RAN	4.50%	6/30/2005	50,000	50,862
California GO CP	1.55%	11/8/2004 LOC	8,325	8,325
California GO CP	1.35%	11/15/2004 LOC	23,756	23,756
California GO CP	1.55%	11/15/2004 LOC	9,950	9,950
California GO CP	1.70%	11/29/2004 LOC	38,600	38,600
California GO CP	1.54%	11/30/2004 LOC	9,950	9,950

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California GO CP	1.48%	12/8/2004 LOC	$ 10,260	$ 10,260
California GO CP	1.48%	12/8/2004 LOC	6,078	6,078
California GO CP	1.48%	12/9/2004 LOC	10,000	10,000
California GO CP	1.84%	12/9/2004 LOC	9,700	9,700
California GO RAN	3.00%	6/30/2005	170,000	171,404
California GO TOB VRDO	1.82%	11/8/2004 (2)*	20,000	20,000
California GO VRDO	1.75%	11/8/2004 LOC	21,350	21,350
California GO VRDO	1.75%	11/8/2004 LOC	60,400	60,400
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	1.84%	11/8/2004 *	74,995	74,995
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	1.84%	11/8/2004 *	16,500	16,500
California School Cash Reserve Program Auth. Pool TRAN	3.00%	7/6/2005 (2)	50,000	50,469
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 LOC	21,000	21,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 LOC	8,600	8,600
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.76%	11/8/2004 (4)	67,675	67,675
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.77%	11/8/2004 LOC	60,700	60,700
California State Econ. Recovery Bonds TOB VRDO	1.80%	11/8/2004 *	15,500	15,500
California State Econ. Recovery Bonds TOB VRDO	1.80%	11/8/2004 *	50,000	50,000
California State Econ. Recovery Bonds VRDO	1.74%	11/8/2004 (10)	139,000	139,000
California State Econ. Recovery Bonds VRDO	1.75%	11/8/2004 (10)	16,000	16,000
California State Econ. Recovery Bonds VRDO	1.75%	11/8/2004 LOC	23,400	23,400
California State Econ. Recovery Bonds VRDO	1.76%	11/8/2004 (10)	20,000	20,000
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) VRDO	1.80%	11/8/2004	21,300	21,300
California Statewide Community Dev. Auth. Rev
(Fresno) TRAN	3.00%	6/30/2005	18,000	18,142
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.75%	11/8/2004	3,500	3,500
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.76%	11/8/2004	32,000	32,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.76%	11/8/2004	30,300	30,300
Los Angeles CA USD TRAN	3.00%	9/1/2005	25,000	25,241
Metro. Water Dist. of Southern California Rev. VRDO	1.73%	11/8/2004	16,410	16,410
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	1.75%	11/8/2004 (2)	9,000	9,000
San Diego CA USD TRAN	3.00%	7/25/2005	53,200	53,657
Santa Barbara County CA TRAN	3.00%	7/26/2005	16,300	16,443
Southern California Home Financing Auth
Single Family Mortgage Rev. VRDO	1.81%	11/8/2004	10,000	10,000

	1,399,945

Colorado (6.6%)
Colorado General Fund TRAN	3.00%	6/27/2005	250,000	252,290
Colorado Health Fac. Auth. Rev
(Catholic Health Initiatives) VRDO	1.78%	11/8/2004	78,000	78,000
Colorado Health Fac. Auth. Rev
(Catholic Health Initiatives) VRDO	1.79%	11/8/2004	3,125	3,125
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.99%	11/1/2005 †	10,000	10,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Colorado Housing & Finance Auth
Multi-Family Mortgage Bonds Class I VRDO	1.75%	11/8/2004 (1)	$ 38,865	$ 38,865
Colorado Housing & Finance Auth
Multi-Family Mortgage Bonds Class I VRDO	1.75%	11/8/2004	19,825	19,825
Colorado Housing & Finance Auth
Multi-Family Mortgage Bonds Class I VRDO	1.80%	11/8/2004	19,715	19,715
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.13%	11/1/2004	13,000	13,000
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.18%	11/1/2004	5,000	5,000
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.75%	8/1/2005	22,000	22,000
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.82%	8/1/2005	26,300	26,300
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I VRDO	1.75%	11/8/2004	34,500	34,500
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I VRDO	1.75%	11/8/2004	5,000	5,000
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I VRDO	1.75%	11/8/2004	37,000	37,000
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I VRDO	1.80%	11/8/2004	24,315	24,315
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I VRDO	1.80%	11/8/2004	10,000	10,000
Colorado Springs CO Util. System Rev. VRDO	1.74%	11/8/2004	73,000	73,000
Colorado Springs CO Util. System Rev. VRDO	1.76%	11/8/2004	30,000	30,000
Colorado Springs CO Util. System Rev. TOB VRDO	1.80%	11/8/2004 *	4,265	4,265
Colorado Springs CO Util. System Rev. TOB VRDO	1.80%	11/8/2004 *	11,700	11,700
Colorado State Education Loan Program VRDO	1.80%	11/8/2004 *	18,750	18,750
Colorado Student Obligation Bond Auth. VRDO	1.82%	11/8/2004 (2)	26,600	26,600
Denver CO City & County Airport Rev. TOB VRDO	1.85%	11/8/2004 (4)*	1,500	1,500
Denver CO City & County Airport Rev. VRDO	1.83%	11/8/2004 (1)	135,200	135,200
Denver CO City & County Airport Rev. VRDO	1.84%	11/8/2004 (11)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	1.87%	11/8/2004 (1)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	1.88%	11/8/2004 (11)	22,000	22,000
Denver CO City & County COP
(Wellington E. Webb Municipal Office Building) VRDO	1.77%	11/8/2004 (2)	25,000	25,000

	986,950

Connecticut (0.7%)
Connecticut Housing Finance Auth
Mortgage Finance Program PUT	1.15%	12/22/2004	10,100	10,100
Connecticut Housing Finance Auth
Mortgage Finance Program PUT	1.20%	12/22/2004	27,000	27,000
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure) VRDO	1.75%	11/8/2004 (2)	54,270	54,270
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure) VRDO	1.75%	11/8/2004 (3)	13,200	13,200

	104,570

Delaware (0.3%)
Delaware GO TOB VRDO	1.81%	11/8/2004 *	4,795	4,795
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	1.84%	11/8/2004	16,600	16,600

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of Delaware Rev. VRDO	1.75%	11/1/2004	$ 6,155	$ 6,155
Univ. of Delaware Rev. VRDO	1.77%	11/8/2004	12,750	12,750

	40,300

District of Columbia (2.0%)
District of Columbia
(Henry J. Kaiser Family Foundation) VRDO	1.80%	11/8/2004	12,000	12,000
District of Columbia (National Geographic Society) VRDO	1.77%	11/8/2004	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	1.77%	11/8/2004 LOC	19,530	19,530
District of Columbia GO TOB VRDO	1.84%	11/8/2004 (2)*	4,500	4,500
District of Columbia GO TOB VRDO	1.80%	11/8/2004 (1)*	5,460	5,460
District of Columbia GO VRDO	1.75%	11/8/2004 (1)	15,635	15,635
District of Columbia GO VRDO	1.77%	11/8/2004 (3)	63,600	63,600
District of Columbia Housing Finance Agency
Single Family Mortgage Rev. FR	1.94%	11/25/2004	97,095	97,095
District of Columbia Univ. Rev
(George Washington Univ.) VRDO	1.78%	11/8/2004 (1)	41,765	41,765
District of Columbia Water & Sewer Auth
Public Util. Rev. TOB VRDO	1.84%	11/8/2004 (4)*	4,670	4,670
District of Columbia Water & Sewer Auth
Public Util. Rev. TOB VRDO	1.84%	11/8/2004 (4)*	18,815	18,815
Metro. Washington Airports Auth
Airport System Rev. TOB VRDO	1.83%	11/8/2004 (3)*	1,700	1,700

	302,440

Florida (3.9%)
Broward County FL GO
(Parks & Land Preservation Project) TOB VRDO	1.79%	11/8/2004 *	7,040	7,040
Broward County FL School Board COP TOB VRDO	1.81%	11/8/2004 (4)*	5,210	5,210
Collier County FL School Board COP TOB VRDO	1.79%	11/8/2004 (4)*	3,945	3,945
Collier County FL School Board COP TOB VRDO	1.81%	11/8/2004 (4)*	5,195	5,195
Dade County FL Water & Sewer System Rev. VRDO	1.74%	11/8/2004 (3)	7,585	7,585
Dade County FL Water & Sewer System Rev. TOB VRDO	1.81%	11/8/2004 (3)*	9,900	9,900
Florida Board of Educ. Capital Outlay TOB VRDO	1.79%	11/8/2004 *	7,980	7,980
Florida Board of Educ. Public Educ. VRDO	1.80%	11/8/2004 (1)*	7,000	7,000
Florida Board of Educ. Rev. (Lottery Rev.) TOB PUT	1.30%	4/29/2005 (3)*	12,715	12,715
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	1.79%	11/8/2004 (1)*	33,825	33,825
Florida Board of Educ. TOB VRDO	1.81%	11/8/2004 *	3,875	3,875
Florida Board of Educ. TOB VRDO	1.81%	11/8/2004 *	4,900	4,900
Florida Correctional Privatization Comm. COP TOB VRDO	1.81%	11/8/2004 (2)*	7,985	7,985
Florida Dept. of Environmental Protection
Preservation Rev. TOB VRDO	1.79%	11/8/2004 (1)*	14,905	14,905
Florida Dept. of Transp. TOB VRDO	1.81%	11/8/2004 *	6,870	6,870
Florida Dept. of Transp. TOB VRDO	1.81%	11/8/2004 *	7,550	7,550
Florida Housing Finance Agency Rev. TOB VRDO	1.85%	11/8/2004 *	8,350	8,350
Florida Turnpike Auth. Rev. TOB PUT	1.30%	4/29/2005 (3)*	11,820	11,820
Florida Turnpike Auth. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	5,490	5,490
Hillsborough County FL Water & Sewer Rev. TOB VRDO	1.81%	11/8/2004 (2)*	10,095	10,095
Jacksonville FL Electric Auth. Water
& Sewer Rev. TOB VRDO	1.79%	11/8/2004 (3)*	2,100	2,100
Jacksonville FL Electric Auth. Water
& Sewer Rev. TOB VRDO	1.80%	11/8/2004 (3)*	2,695	2,695
Miami-Dade County FL School Board TOB VRDO	1.81%	11/8/2004 (3)*	4,695	4,695
Miami-Dade County FL School Board TOB VRDO	1.80%	11/8/2004 (3)*	3,100	3,100

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Miami-Dade County FL School Board TOB VRDO	1.81%	11/8/2004 (3)*	$ 4,215	$ 4,215
Orange County FL Health Fac. Auth. Rev
(Adventist Sunbelt Group) VRDO	1.77%	11/8/2004 LOC	52,300	52,300
Orange County FL Housing Finance Auth
Single Family Mortgage Rev. TOB VRDO	1.86%	11/8/2004 *	8,575	8,575
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	58,200	58,200
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	42,000	42,000
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	11,500	11,500
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	21,600	21,600
Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	1.81%	11/8/2004 *	4,260	4,260
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.76%	11/8/2004	39,600	39,600
Palm Beach County FL Rev. (Raymond F. Kravis Center
for the Performing Arts, Inc.) VRDO	1.71%	11/8/2004 LOC	6,500	6,500
Palm Beach County FL School Board COP TOB VRDO	1.81%	11/8/2004 (3)*	6,300	6,300
Palm Beach County FL School Board COP VRDO	1.81%	11/8/2004 (3)*	400	400
Palm Beach County FL Special Purpose Fac. Rev
(FlightSafety) VRDO	1.84%	11/8/2004	18,000	18,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.74%	11/8/2004 (2)	55,245	55,245
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.75%	11/8/2004 (2)	51,600	51,600
Tampa Bay FL Water Util. System Rev. TOB VRDO	1.79%	11/8/2004 (3)*	2,500	2,500
West Palm Beach FL Util. System Rev. TOB VRDO	1.80%	11/8/2004 (3)*	3,500	3,500

	581,120

Georgia (4.3%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev
(Univ. of Georgia Athletic Assn.) VRDO	1.74%	11/1/2004 LOC	11,400	11,400
Atlanta GA Airport General Rev. VRDO	1.76%	11/8/2004 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	1.77%	11/8/2004 (1)	20,000	20,000
Atlanta GA Airport General Rev. VRDO	1.77%	11/8/2004 (1)	62,710	62,710
Water Rev. TOB VRDO	1.82%	11/8/2004 (3)*	18,495	18,495
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.82%	11/8/2004 (1)*	9,995	9,995
Atlanta GA Water & Wastewater Rev. VRDO	1.76%	11/8/2004 (4)	61,820	61,820
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.80%	11/8/2004 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.80%	11/8/2004 (4)*	6,275	6,275
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.81%	11/8/2004 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.81%	11/8/2004 (4)*	13,100	13,100
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.74%	11/1/2004 (2)	7,700	7,700
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.77%	11/8/2004 (3)	33,635	33,635
Cobb County GA Dev. Auth. Student Housing Fac. Rev
(Kennesaw State Univ. Foundation) VRDO	1.79%	11/8/2004 LOC	55,600	55,600
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.77%	11/8/2004 LOC	15,000	15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.76%	11/8/2004 LOC	13,600	13,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	1.76%	11/8/2004 LOC	7,300	7,300
Fulton County GA Dev. Auth
(Robert A. Woodruff Arts Center) VRDO	1.76%	11/8/2004	43,280	43,280
Fulton County GA Fac. Corp. COP Fulton County GA
Public Purpose Project TOB VRDO	1.81%	11/8/2004 (2)*	16,695	16,695
Fulton County GA School Dist. TOB VRDO	1.81%	11/8/2004 *	21,000	21,000
Fulton DeKalb GA Hosp. Auth. Rev. TOB VRDO	1.81%	11/8/2004 (4)*	3,015	3,015
Georgia GO TOB VRDO	1.78%	11/8/2004 *	31,380	31,380
Georgia GO TOB VRDO	1.81%	11/8/2004 *	10,580	10,580

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Georgia GO TOB VRDO	1.81%	11/8/2004 *	$ 6,210	$ 6,210
Gwinnett County GA Dev. Auth. COP TOB VRDO	1.81%	11/8/2004 (1)*	6,825	6,825
Gwinnett County GA Dev. Auth. COP TOB VRDO	1.80%	11/8/2004 (1)*	7,875	7,875
Gwinnett County GA Hosp. Auth. Rev
(Gwinnett Hosp. System Inc.) VRDO	1.77%	11/8/2004 LOC	15,000	15,000
Gwinnett County GA Hosp. Auth. Rev
(Gwinnett Hosp. System Inc.) VRDO	1.77%	11/8/2004 LOC	10,000	10,000
Macon-Bibb County GA Hosp. Auth
(Medical Center of Central Georgia) VRDO	1.77%	11/8/2004 LOC	22,065	22,065
Metro. Atlanta GA Rapid Transp. Auth
Georgia Sales Tax Rev. TOB VRDO	1.81%	11/8/2004 (4)*	3,220	3,220
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.74%	11/1/2004 (2)	10,400	10,400
Private Colleges & Univ. Auth. of Georgia Rev
(Emory Univ.) VRDO	1.71%	11/8/2004	29,680	29,680
Richmond County GA Hosp. Auth
(Univ. of Health Services) VRDO	1.77%	11/8/2004 LOC	24,900	24,900

	644,055

Hawaii (0.2%)
Hawaii Airports System Rev. TOB VRDO	1.85%	11/8/2004 (3)*	1,350	1,350
Hawaii GO TOB VRDO	1.80%	11/8/2004 (4)*	4,000	4,000
Hawaii GO TOB VRDO	1.80%	11/8/2004 (1)*	6,100	6,100
Hawaii GO TOB VRDO	1.81%	11/8/2004 (4)*	8,435	8,435
Hawaii GO TOB VRDO	1.81%	11/8/2004 (1)*	5,345	5,345
Honolulu HI City & County TOB VRDO	1.80%	11/8/2004 (1)*	3,670	3,670
Honolulu HI City & County TOB VRDO	1.81%	11/8/2004 (1)*	4,620	4,620
Honolulu HI City & County TOB VRDO	1.81%	11/8/2004 (1)*	2,995	2,995

	36,515

Idaho (0.8%)
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	12,250	12,250
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	11,100	11,100
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	12,000	12,000
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	9,500	9,500
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	6,900	6,900
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	11,785	11,785
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	11,700	11,700
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	10,500	10,500
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	14,650	14,650
Idaho Housing & Finance Assn
Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	11,785	11,785

	112,170

Illinois (8.9%)
Chicago IL Board of Educ. TOB VRDO	1.80%	11/8/2004 (4)*	7,085	7,085

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Chicago IL Board of Educ. TOB VRDO	1.81%	11/8/2004 (1)*	$ 5,320	$ 5,320
Chicago IL Board of Educ. TOB VRDO	1.81%	11/8/2004 (2)*	6,045	6,045
Chicago IL Board of Educ. VRDO	1.77%	11/8/2004 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	1.77%	11/8/2004 (4)	37,200	37,200
Chicago IL Board of Educ. VRDO	1.77%	11/8/2004 (4)	36,260	36,260
Chicago IL GO TOB VRDO	1.82%	11/8/2004 (2)*	19,995	19,995
Chicago IL GO TOB VRDO	1.80%	11/8/2004 (3)*	7,905	7,905
Chicago IL GO TOB VRDO	1.81%	11/8/2004 (1)*	2,500	2,500
Chicago IL GO VRDO	1.78%	11/8/2004 (4)	30,000	30,000
Chicago IL GO TOB VRDO	1.82%	11/8/2004 (2)*	3,290	3,290
Chicago IL GO TOB VRDO	1.82%	11/8/2004 (4)*	4,100	4,100
Chicago IL GO VRDO	1.77%	11/8/2004 (3)	45,000	45,000
Chicago IL GO TOB VRDO	1.80%	11/8/2004 (4)*	10,000	10,000
Chicago IL GO TOB VRDO	1.80%	11/8/2004 (4)*	5,000	5,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.81%	11/8/2004 *	5,345	5,345
Chicago IL Metro. Water Reclamation Dist. GO VRDO	1.74%	11/8/2004	33,600	33,600
Chicago IL O'Hare International Airport Rev. TOB VRDO	1.83%	11/8/2004 (2)*	5,200	5,200
Chicago IL O'Hare International Airport Rev. TOB VRDO	1.85%	11/8/2004 (2)*	2,660	2,660
Chicago IL O'Hare International Airport Rev. VRDO	1.85%	11/8/2004 (2)*	1,330	1,330
Chicago IL Park Dist. TOB VRDO	1.82%	11/8/2004 (3)*	9,990	9,990
Chicago IL Park Dist. TOB VRDO	1.81%	11/8/2004 (3)*	5,275	5,275
Chicago IL Park Dist. TOB VRDO	1.81%	11/8/2004 (3)*	5,630	5,630
Chicago IL Park Dist.Tax Anticipation Warrant	3.00%	5/2/2005	14,100	14,201
Chicago IL Public Building Comm
(Chicago School Reform Board) TOB VRDO	1.80%	11/8/2004 (3)*	5,400	5,400
Chicago IL Public Building Comm. GO TOB VRDO	1.81%	11/8/2004 (3)*	2,800	2,800
Chicago IL Sales Tax Rev. VRDO	1.77%	11/8/2004 (3)	69,900	69,900
Chicago IL Single Family Mortgage TOB VRDO	1.85%	11/8/2004 *	2,725	2,725
Chicago IL TOB VRDO	1.81%	11/8/2004 (1)*	5,540	5,540
Chicago IL Water Rev. TOB VRDO	1.82%	11/8/2004 (2)*	2,845	2,845
Chicago IL Water Rev. TOB VRDO	1.80%	11/8/2004 (2)*	14,875	14,875
Chicago IL Water Rev. TOB VRDO	1.80%	11/8/2004 (2)*	3,760	3,760
Chicago IL Water Rev. VRDO	1.75%	11/8/2004 LOC	72,130	72,130
Cook County IL GO TOB VRDO	1.82%	11/8/2004 (3)*	11,500	11,500
Cook County IL GO TOB VRDO	1.80%	11/8/2004 (2)*	13,435	13,435
Cook County IL GO TOB VRDO	1.80%	11/8/2004 (1)*	5,595	5,595
Cook County IL GO VRDO	1.75%	11/8/2004	70,000	70,000
Illinois Dev. Finance Auth. Hosp. Rev
(Evanston Northwestern Healthcare Corp.) VRDO	1.77%	11/8/2004	86,700	86,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	1.78%	11/8/2004 (3)	19,450	19,450
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.83%	11/8/2004 LOC	24,400	24,400
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO	1.77%	11/8/2004 LOC	36,500	36,500
Illinois Educ. Fac. Auth. Rev
(Field Museum of Natural History) VRDO	1.77%	11/8/2004 LOC	26,500	26,500
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.81%	11/8/2004 *	6,020	6,020
Illinois GO TOB VRDO	1.84%	11/8/2004 (1)*	5,715	5,715
Illinois GO TOB VRDO	1.80%	11/8/2004 (1)*	5,325	5,325
Illinois GO TOB VRDO	1.80%	11/8/2004 *	2,895	2,895
Illinois GO TOB VRDO	1.80%	11/8/2004 *	7,760	7,760
Illinois GO TOB VRDO	1.80%	11/8/2004 (4)*	3,995	3,995
Illinois GO TOB VRDO	1.80%	11/8/2004 (1)*	5,120	5,120
Illinois GO TOB VRDO	1.80%	11/8/2004 (4)*	4,985	4,985

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Illinois GO TOB VRDO	1.81%	11/8/2004 (3)*	$ 22,000	$ 22,000
Illinois GO TOB VRDO	1.81%	11/8/2004 (1)*	3,775	3,775
Illinois GO TOB VRDO	1.81%	11/8/2004 (4)*	3,590	3,590
Illinois GO TOB VRDO	1.86%	11/8/2004 (2)*	2,940	2,940
Illinois GO VRDO	1.75%	11/8/2004	25,000	25,000
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	1.77%	11/8/2004 (2)	35,900	35,900
Illinois Health Fac. Auth. Rev
(Gottlieb Health Resources Inc. Obligated Group) VRDO	1.76%	11/8/2004 LOC	26,100	26,100
Illinois Health Fac. Auth. Rev
(Northwestern Memorial Hosp.) VRDO	1.76%	11/1/2004	19,500	19,500
Illinois Health Fac. Auth. Rev
(OSF Healthcare System) VRDO	1.74%	11/1/2004 LOC	41,300	41,300
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	1.68%	7/27/2005	14,000	14,000
Illinois Regional Transp. Auth. Rev. TOB VRDO	1.80%	11/8/2004 (3)*	12,895	12,895
Illinois Sales Tax Rev. TOB VRDO	1.80%	11/8/2004 *	8,390	8,390
Illinois Sales Tax Rev. TOB VRDO	1.80%	11/8/2004 *	10,550	10,550
Illinois Student Assistance Comm. Student Loan Rev. VRDO	1.84%	11/8/2004 LOC	8,500	8,500
Metro. Pier & Exposition Auth
Illinois Rev. TOB VRDO	1.80%	11/8/2004 (1)*	6,145	6,145
Metro. Pier & Exposition Auth
Illinois Rev. TOB VRDO	1.81%	11/8/2004 (1)*	4,000	4,000
Metro. Pier & Exposition Auth
Illinois Rev. TOB VRDO	1.81%	11/8/2004 (1)*	10,000	10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (3)*	18,975	18,975
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (3)*	64,800	64,800
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (1)*	10,320	10,320
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (1)*	5,360	5,360
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (4)*	5,845	5,845
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	1.80%	11/8/2004 (4)*	26,250	26,250
Schaumburg IL GO TOB VRDO	1.82%	11/8/2004 (3)*	4,900	4,900
Schaumburg IL GO VRDO	1.78%	11/8/2004	12,700	12,700
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.75%	11/8/2004	30,000	30,000
Will County IL Community School Dist. TOB VRDO	1.81%	11/8/2004 (3)*	7,100	7,100

	1,328,736

Indiana (2.2%)
Delaware County IN Hosp. Auth. Rev
(Cardinal Health Systems) VRDO	1.77%	11/8/2004 (2)	34,300	34,300
Indiana Bond Bank Rev. Revolving Funding Program VRDO	1.80%	11/8/2004 *	8,350	8,350
Indiana Dev. Finance Auth. Rev
(Indianapolis Museum of Art) VRDO	1.77%	11/8/2004 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	1.77%	11/8/2004 LOC	32,705	32,705
Indiana Health Fac. Auth. Finance Auth. Rev
(Ascension Health Credit Group) PUT	1.73%	7/5/2005	28,000	28,000
Indiana Health Fac. Auth. Finance Auth. Rev
(Ascension Health Credit Group) PUT	1.73%	7/5/2005	10,000	10,000
Indiana Muni. Power Agency Rev. VRDO	1.76%	11/8/2004 LOC	10,000	10,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Indiana Office Building Comm. Fac. Rev
(Indiana Govt. Center South) VRDO	1.76%	11/8/2004	$ 22,100	$ 22,100
Indiana Office Building Comm. Fac. Rev
(Miami Correctional Fac.) VRDO	1.74%	11/8/2004	48,900	48,900
Indiana Office Building Comm. Fac. Rev
(Pendleton Juvenile Corrections Fac.) VRDO	1.77%	11/8/2004	33,400	33,400
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.84%	11/8/2004 (3)*	5,000	5,000
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.84%	11/8/2004 (3)*	2,100	2,100
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (1)*	6,390	6,390
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (3)*	5,150	5,150
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (3)*	5,330	5,330
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (3)*	7,495	7,495
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (3)*	4,350	4,350
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.80%	11/8/2004 (3)*	2,775	2,775
Indiana Univ. Rev. Student Residence VRDO	1.75%	11/8/2004	19,775	19,775
Indianapolis IN Local Public
Improvement Bond Bank TOB VRDO	1.80%	11/8/2004 (1)*	9,745	9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO	1.81%	11/8/2004 *	6,365	6,365
Whiting IN Environmental Fac. Rev. (BP Products) VRDO	1.79%	11/1/2004	9,580	9,580

	330,910

Iowa (0.2%)
Iowa Finance Auth. Single Family Rev. PUT	1.35%	12/2/2004	7,500	7,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac
(Grinnell College Project) VRDO	1.74%	11/8/2004	25,000	25,000

	32,500

Kansas (0.7%)
Kansas Dev. Finance Auth. TOB VRDO	1.81%	11/8/2004 *	5,330	5,330
Koch Industries Kansas TOB VRDO	2.01%	11/8/2004 (2)*	58,695	58,695
Sedgwick County KS Airport Fac. Rev
(FlightSafety) VRDO	1.84%	11/8/2004	34,000	34,000
Wyandotte County Kansas City KS
Unified Govt. GO TOB VRDO	1.81%	11/8/2004 (2)*	5,000	5,000

	103,025

Kentucky (2.3%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	1.86%	11/8/2004 LOC	4,700	4,700
Kentucky Association of Counties Advance Rev
Program COP TRAN	3.00%	6/30/2005	142,937	144,165
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev
(Baptist Healthcare) VRDO	1.76%	11/8/2004 (1)	48,965	48,965
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO	1.81%	11/8/2004 *	220	220
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO	1.86%	11/8/2004 *	16,665	16,665
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO	1.86%	11/8/2004 *	9,020	9,020
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO	1.86%	11/8/2004 *	6,295	6,295
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO	1.86%	11/8/2004 *	3,010	3,010
Kentucky Property & Building Comm. Rev. TOB VRDO	1.80%	11/8/2004 (4)*	5,900	5,900
Kentucky Property & Building Comm. Rev. TOB VRDO	1.80%	11/8/2004 (2)*	1,915	1,915

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kentucky Property & Building Comm. Rev. TOB VRDO	1.80%	11/8/2004 (4)*	$ 5,360	$ 5,360
Kentucky Property & Building Comm. Rev. TOB VRDO	1.81%	11/8/2004 (4)*	3,000	3,000
Louisville & Jefferson County KY Regional Airport Auth
Special Fac. (UPS Worldwide Forwarding) VRDO	1.78%	11/1/2004	17,800	17,800
Louisville & Jefferson County KY TOB VRDO	1.81%	11/8/2004 (1)*	15,000	15,000
Warren County KY Rev
(Western Kentucky Univ. Student Life) VRDO	1.77%	11/8/2004 LOC	64,685	64,685

	346,700

Louisiana (0.1%)
Ernest N. Morial—New Orleans
LA Exhibit Hall Special Tax TOB VRDO	1.81%	11/8/2004 (2)*	10,655	10,655
Louisiana GO TOB VRDO	1.80%	11/8/2004 (2)*	5,275	5,275

	15,930

Maine (0.4%)
Maine Health & Higher Educ. Fac. Auth. Rev
(Bowdoin College) VRDO	1.76%	11/8/2004 LOC	11,860	11,860
Maine Health & Higher Educ. Fac. Auth. Rev. TOB PUT	1.70%	8/4/2005 (1)*	11,425	11,425
Maine Housing Auth. General. Rev. TOB VRDO	1.86%	11/8/2004 *	12,715	12,715
Maine Housing Auth. General. Rev. TOB VRDO	1.86%	11/8/2004 *	7,425	7,425
Maine Housing Auth. General. Rev. TOB VRDO	1.86%	11/8/2004 *	6,250	6,250
Maine Housing Auth. General. Rev. TOB VRDO	1.86%	11/8/2004 *	3,330	3,330

	53,005

Maryland (1.0%)
Frederick County MD Consolidated
Public Improvement VRDO	1.79%	11/8/2004	2,710	2,710
Howard County MD Consolidated Public Improvement CP	1.45%	12/20/2004	24,500	24,500
Howard County MD Consolidated Public Improvement CP	1.75%	3/15/2005	18,000	18,000
Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO	1.81%	11/8/2004 *	3,820	3,820
Maryland Dept. of Housing & Community Dev. PUT	1.25%	12/21/2004	11,110	11,110
Maryland Dept. of Housing & Community Dev. TOB VRDO	1.85%	11/8/2004 *	3,110	3,110
Maryland Dept. of Transp. TOB VRDO	1.80%	11/8/2004 *	4,800	4,800
Maryland Econ. Dev. Corp. Rev. VRDO	1.73%	11/1/2004 (2)	27,165	27,165
Maryland Econ. Dev. Corp. Rev. VRDO	1.75%	11/1/2004 (2)	3,100	3,100
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System) VRDO	1.76%	11/8/2004 (2)	34,400	34,400
Washington Suburban Sanitation Dist. Maryland VRDO	1.75%	11/8/2004	19,270	19,270

	151,985

Massachusetts (3.2%)
Massachusetts Bay Transp. Auth. Rev. VRDO	1.79%	11/8/2004 *	10,000	10,000
Massachusetts GO TOB VRDO	1.82%	11/8/2004 (3)*	9,970	9,970
Massachusetts GO TOB VRDO	1.82%	11/8/2004 (1)(2)(4)*	31,365	31,365
Massachusetts GO VRDO	1.75%	11/8/2004	37,730	37,730
Massachusetts GO VRDO	1.76%	11/8/2004	37,500	37,500
Massachusetts GO VRDO	1.76%	11/8/2004	30,150	30,150
Massachusetts GO VRDO	1.78%	11/8/2004	129,400	129,400
Massachusetts GO VRDO	1.78%	11/8/2004	32,600	32,600
Massachusetts Health & Educ. Fac. Auth. Rev
(Harvard Univ.) CP	1.83%	2/24/2005	38,161	38,161
Massachusetts Health & Educ. Fac. Auth. Rev
(Harvard Univ.) TOB VRDO	1.82%	11/8/2004 *	17,475	17,475
Massachusetts Housing Finance Agency Housing Rev. VRDO	1.75%	11/8/2004	49,345	49,345

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts Special Obligation
Dedicated Tax Rev. TOB VRDO	1.82%	11/8/2004 (3)*	$ 9,580	$ 9,580
Massachusetts Water Resources Auth. Rev. CP	1.40%	11/9/2004 LOC	8,500	8,500
Massachusetts Water Resources Auth. Rev. CP	1.40%	11/22/2004 LOC	10,000	10,000
Milton MA BAN	3.00%	8/5/2005	9,255	9,341
Springfield MA BAN	3.00%	6/17/2005	22,576	22,750

	483,867

Michigan (5.3%)
Detroit MI City School Dist. TOB VRDO	1.81%	11/8/2004 (3)*	3,685	3,685
Detroit MI Sewer System Rev. TOB VRDO	1.79%	11/8/2004 (4)*	14,025	14,025
Detroit MI Sewer System Rev. VRDO	1.76%	11/8/2004 (3)	26,300	26,300
Detroit MI Water Supply System TOB VRDO	1.79%	11/8/2004 (1)*	15,135	15,135
Detroit MI Water Supply System VRDO	1.77%	11/8/2004 (3)	37,555	37,555
Detroit MI Water Supply System VRDO	1.77%	11/8/2004 (1)	73,800	73,800
Huron Valley MI School Dist. TOB VRDO	1.81%	11/8/2004 *	11,000	11,000
Michigan Housing Dev. Auth
Single Family Mortgage Rev	1.22%	12/1/2004	4,815	4,815
Michigan Housing Dev. Auth
Single Family Mortgage Rev. PUT	1.22%	11/24/2004 (4)	6,500	6,500
Michigan Housing Dev. Auth
Single Family Mortgage Rev. PUT	1.22%	11/24/2004 (4)	8,775	8,775
Michigan Housing Dev. Auth
Single Family Mortgage Rev. PUT	1.20%	12/15/2004	9,000	9,000
Michigan Building Auth. CP	1.42%	11/4/2004 LOC	40,000	40,000
Michigan Building Auth. Rev. TOB VRDO	1.84%	11/8/2004 (1)*	5,095	5,095
Michigan Building Auth. Rev. TOB VRDO	1.79%	11/8/2004 *	5,125	5,125
Michigan Building Auth. Rev. TOB VRDO	1.80%	11/8/2004 (4)*	9,635	9,635
Michigan Building Auth. Rev. TOB VRDO	1.81%	11/8/2004 (1)*	4,290	4,290
Michigan Environmental Program GO TOB VRDO	1.79%	11/8/2004 *	4,425	4,425
Michigan GAN VRDO	1.75%	11/8/2004 (4)	53,800	53,800
Michigan GO School Loan CP	1.15%	11/2/2004	19,010	19,010
Michigan Higher Educ. Student Loan Auth. VRDO	1.79%	11/8/2004 (2)	34,100	34,100
Michigan Hosp. Finance Auth. Rev
(Holland Community Hosp.) VRDO	1.81%	11/8/2004 LOC	5,000	5,000
Michigan Housing Dev. Auth. Rev. VRDO	1.79%	11/8/2004 (1)	40,900	40,900
Michigan Housing Dev. Auth. Rev. VRDO	1.71%	11/8/2004 (1)	35,490	35,490
Michigan Housing Dev. Auth. Rev. VRDO	1.71%	11/8/2004 (1)	12,000	12,000
Michigan Muni Bond Auth. Rev	3.00%	8/19/2005	100,000	101,139
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund) TOB VRDO	1.79%	11/8/2004 *	7,580	7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO	1.79%	11/8/2004 *	12,000	12,000
Michigan Muni. Bond Auth. Rev. TOB VRDO	1.80%	11/8/2004 *	32,550	32,550
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO	1.82%	11/8/2004	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.75%	11/8/2004	37,020	37,020
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/1/2004	11,155	11,155
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/1/2004	10,400	10,400
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/8/2004	52,425	52,425
Univ. of Michigan Univ. Rev. VRDO	1.74%	11/8/2004	35,445	35,445
Wayne Charter County MI Airport Rev. TOB VRDO	1.85%	11/8/2004 (1)*	1,285	1,285

	786,959

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Minnesota (1.5%)
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	1.76%	11/8/2004 LOC	$ 20,000	$ 20,000
Minneapolis St. Paul MN Housing Finance Board Rev
TOB VRDO	1.84%	11/8/2004 *	3,200	3,200
Minneapolis St. Paul MN Housing Finance Board Rev
TOB VRDO	1.89%	11/8/2004 *	3,695	3,695
Minnesota GO TOB VRDO	1.80%	11/8/2004 *	7,995	7,995
Minnesota GO TOB VRDO	1.81%	11/8/2004 *	4,925	4,925
Minnesota GO TOB VRDO	1.81%	11/8/2004 *	3,665	3,665
Minnesota GO VRDO	1.80%	11/8/2004 *	2,670	2,670
Minnesota GO TOB VRDO	1.81%	11/8/2004 *	3,875	3,875
Minnesota Housing Finance Agency Residential
Housing Finance PUT	1.20%	12/23/2004	10,000	10,000
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	1.78%	11/8/2004	7,600	7,600
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	1.78%	11/8/2004	11,200	11,200
Regents of the Univ. of Minnesota GO VRDO	1.78%	11/8/2004	130,400	130,400
Southern Minnesota Muni. Power Agency
Power Supply System Rev. TOB VRDO	1.80%	11/8/2004 (2)*	7,690	7,690

	216,915

Mississippi (0.2%)
Mississippi GO TOB VRDO	1.82%	11/8/2004 *	12,515	12,515
Mississippi GO TOB VRDO	1.82%	11/8/2004 (4)*	9,200	9,200
Mississippi GO TOB VRDO	1.81%	11/8/2004 (3)*	4,000	4,000
Mississippi GO TOB VRDO	1.81%	11/8/2004 (3)*	4,355	4,355

	30,070

Missouri (1.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist
(St. Clair County Metrolink Extension) VRDO	1.76%	11/8/2004 (4)	53,500	53,500
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.74%	11/1/2004	9,780	9,780
Kansas City MO GO TOB VRDO	1.80%	11/8/2004 *	7,355	7,355
Missouri Board Public Building Special Obligation Rev
TOB VRDO	1.84%	11/8/2004 *	9,270	9,270
Missouri Environmental Improvement & Energy Resource
Auth. Water PCR (Clean Water SRF Program) TOB VRDO	1.79%	11/8/2004 *	7,550	7,550
Missouri Health & Educ. Fac. Auth. Rev
(Medical Research Fac.—Stowers Institute) VRDO	1.76%	11/8/2004 (1)	94,000	94,000
Missouri Health & Educ. Fac. Auth. Rev
(Washington Univ.) VRDO	1.81%	11/8/2004	9,900	9,900
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	1.85%	11/8/2004 *	4,475	4,475
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	1.85%	11/8/2004 *	3,495	3,495
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	1.85%	11/8/2004 *	4,875	4,875

	204,200

Nebraska (0.8%)
Nebraska Higher Educ. Loan Program VRDO	1.85%	11/8/2004 (1)*	24,700	24,700
Nebraska Higher Educ. Loan Program VRDO	1.85%	11/8/2004 (1)*	27,675	27,675
Nebraska Higher Educ. Loan Program VRDO	1.85%	11/8/2004 (1)*	20,575	20,575
Nebraska Higher Educ. Loan Program VRDO	1.85%	11/8/2004 (1)*	24,280	24,280

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Nebraska Public Power Dist. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	$ 5,330	$ 5,330
Nebraska Public Power Dist. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	3,200	3,200
Omaha NE TOB VRDO	1.81%	11/8/2004 *	8,000	8,000

	113,760

Nevada (0.3%)
Clark County NV Airport System Rev. TOB VRDO	1.82%	11/8/2004 (3)*	10,095	10,095
Clark County NV School Dist. GO	5.00%	6/15/2005 (3)	4,920	5,022
Clark County NV School Dist. GO TOB VRDO	1.81%	11/8/2004 (4)*	5,675	5,675
Las Vegas Valley Water Dist. Nevada CP	1.40%	11/18/2004	5,600	5,600
Las Vegas Valley Water Dist. Nevada CP	1.69%	12/15/2004	14,000	14,000
Nevada TOB VRDO	1.80%	11/8/2004 *	5,125	5,125

	45,517

New Hampshire (0.3%)
Manchester NH School Fac. Rev. TOB VRDO	1.81%	11/8/2004 (1)*	6,030	6,030
New Hampshire Health & Educ. Fac. Auth. Rev
(St. Paul's School) VRDO	1.75%	11/8/2004	34,080	34,080

	40,110

New Jersey (0.9%)
Hopewell Township NJ BAN	2.00%	11/19/2004	19,404	19,411
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.80%	11/8/2004 (2)*	14,500	14,500
New Jersey GO TOB VRDO	1.80%	11/8/2004 *	55,000	55,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	38,500	38,500

	127,411

New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	15,625	15,625
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	17,905	17,905
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	5,240	5,240
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	5,270	5,270
New Mexico GO TOB VRDO	1.80%	11/8/2004 *	40,000	40,000
New Mexico Mortgage Finance Auth
Single Family Mortgage TOB VRDO	1.85%	11/8/2004 *	2,765	2,765
New Mexico Mortgage Finance Auth
Single Family Mortgage TOB VRDO	1.85%	11/8/2004 *	2,685	2,685
Univ. of New Mexico Univ. Rev. VRDO	1.77%	11/8/2004	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	1.77%	11/8/2004	19,500	19,500
Univ. of New Mexico Univ. Rev. VRDO	1.79%	11/8/2004	22,100	22,100

	143,090

New York (4.4%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.40%	11/22/2004 LOC	25,000	25,000
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	1.75%	11/8/2004 (4)	92,850	92,850
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.25%	12/9/2004 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.75%	11/8/2004 (4)	2,900	2,900
Metro. New York Transp. Auth. Rev. TOB VRDO	1.78%	11/8/2004 (3)*	22,305	22,305
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (4)	19,400	19,400
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (11)	53,700	53,700
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (11)	10,000	10,000
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (10)	40,000	40,000
New York City NY GO VRDO	1.71%	11/1/2004 LOC	1,400	1,400
New York City NY GO VRDO	1.74%	11/8/2004 LOC	40,000	40,000
New York City NY GO VRDO	1.75%	11/8/2004 LOC	9,085	9,085
New York City NY GO VRDO	1.75%	11/8/2004 LOC	6,000	6,000

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.70%	11/1/2004 (3)	$ 1,835	$ 1,835
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.72%	11/8/2004	69,100	69,100
New York City NY Transitional Finance Auth. Rev
TOB VRDO	1.78%	11/8/2004 *	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	34,900	34,900
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	20,700	20,700
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	71,550	71,550
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	5,175	5,175
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	11,000	11,000
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.74%	11/8/2004 (1)	10,000	10,000
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.74%	11/8/2004 (4)	10,000	10,000
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.75%	11/8/2004 (4)	1,145	1,145
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.75%	11/8/2004	35,200	35,200
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.81%	11/8/2004 *	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.76%	11/8/2004	16,700	16,700

	652,120

North Carolina (2.0%)
Charlotte NC Water & Sewer System Rev. VRDO	1.78%	11/8/2004	44,200	44,200
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	9,000	9,000
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	7,000	7,000
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	7,000	7,000
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	10,000	10,000
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	13,500	13,500
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	8,200	8,200
Mecklenburg County NC GO VRDO	1.80%	11/8/2004	6,600	6,600
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	1.79%	11/8/2004 LOC	13,380	13,380
North Carolina Capital Fac. Finance Agency Rev
(Republic Services, Inc. Project) VRDO	1.77%	11/1/2004 LOC	5,000	5,000
North Carolina GO TOB VRDO	1.79%	11/8/2004 *	2,500	2,500
North Carolina GO VRDO	1.72%	11/8/2004	6,000	6,000
North Carolina GO VRDO	1.72%	11/8/2004	35,000	35,000
North Carolina Housing Finance Agency TOB VRDO	1.85%	11/8/2004 *	4,000	4,000
North Carolina Medical Care Comm. Hosp
(Moses Cone Health System) VRDO	1.76%	11/8/2004	25,000	25,000
North Carolina Medical Care Comm. Hosp
(Moses H. Cone Memorial Hosp.) VRDO	1.76%	11/8/2004	47,700	47,700
Raleigh NC Downtown Improvement Project COP VRDO	1.75%	11/8/2004	15,000	15,000
Winston-Salem NC Water & Sewer System Rev. VRDO	1.77%	11/8/2004	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	1.80%	11/8/2004	19,900	19,900

	300,380

Ohio (2.2%)
Cleveland OH Airport System Rev. VRDO	1.77%	11/8/2004 (4)	31,900	31,900
Cleveland OH GO TOB VRDO	1.79%	11/8/2004 (3)*	3,050	3,050

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.75%	11/8/2004 LOC	$ 7,880	$ 7,880
Hamilton OH Electric System Rev. VRDO	1.76%	11/8/2004 (4)	47,890	47,890
Mason OH City School Dist. BAN	2.00%	2/10/2005	5,450	5,457
Montgomery County OH Rev
(Catholic Health Initiatives) VRDO	1.74%	11/8/2004	25,350	25,350
Ohio Building Auth
(Adult Correctional Building Fund) TOB VRDO	1.80%	11/8/2004 *	7,920	7,920
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	1.80%	11/8/2004 *	10,000	10,000
Ohio Common Schools GO TOB VRDO	1.79%	11/8/2004 *	5,625	5,625
Ohio GO TOB VRDO	1.79%	11/8/2004 *	6,155	6,155
Ohio GO VRDO	1.75%	11/8/2004	31,725	31,725
Ohio GO TOB VRDO	1.80%	11/8/2004 *	4,140	4,140
Ohio Higher Educ. Fac. Comm. Rev
(Case Western Reserve Univ.) VRDO	1.75%	11/1/2004	9,390	9,390
Ohio Higher Educ. Fac. Comm. Rev
(Case Western Reserve Univ.) VRDO	1.75%	11/8/2004	18,755	18,755
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.80%	11/8/2004	8,815	8,815
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	1.74%	11/1/2004	6,100	6,100
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.79%	11/1/2004	5,800	5,800
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.79%	11/1/2004	5,200	5,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.79%	11/1/2004	8,700	8,700
Ohio State Univ. General Receipts Rev. CP	1.43%	12/14/2004	22,610	22,610
Ohio State Univ. General Receipts Rev. VRDO	1.76%	11/8/2004	22,150	22,150
Ohio State Univ. General Receipts Rev. VRDO	1.76%	11/8/2004	18,800	18,800
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	1.82%	11/8/2004 LOC	7,700	7,700
Univ. of Cincinnati OH General Receipts VRDO	1.76%	11/8/2004 (2)	12,500	12,500
Univ. of Toledo OH General Receipts VRDO	1.74%	11/1/2004 (3)	2,300	2,300

	335,912

Oklahoma (0.6%)
Oklahoma State Water Resource Board State Loan PUT	1.58%	4/1/2005	14,810	14,810
Oklahoma State Water Resource Board State Loan PUT	1.58%	4/1/2005	27,630	27,630
Oklahoma Student Loan Auth. VRDO	1.82%	11/8/2004 (1)	10,000	10,000
Tulsa County OK Ind. Auth. PUT	1.40%	11/15/2004	36,000	36,000

	88,440

Oregon (1.1%)
Oregon Housing & Community Service Dept
Single Family Mortgage PUT	1.20%	1/6/2005	7,000	7,000
Oregon Housing & Community Service Dept
Single Family Mortgage PUT	1.25%	1/6/2005	33,250	33,250
Oregon Housing & Community Service Dept
Single Family Mortgage PUT	1.16%	5/5/2005	13,150	13,150
Oregon Housing & Community Service Dept
Single Family Mortgage Rev. VRDO	1.81%	11/8/2004	6,000	6,000
Oregon State Board of Higher Educ. TOB VRDO	1.81%	11/8/2004 *	4,990	4,990
Oregon State Dept. Administrative Services TOB VRDO	1.81%	11/8/2004 (4)*	9,000	9,000
Oregon TAN	3.00%	6/30/2005 †	55,000	55,442
Oregon TAN	2.25%	11/15/2004	26,000	26,012
Portland OR Econ. Dev. (Broadway Project) VRDO	1.79%	11/8/2004 (2)	6,275	6,275

	161,119

Pennsylvania (3.8%)
Berks County PA IDA (Lutheran Health Care) VRDO	1.79%	11/8/2004 (2)	8,400	8,400

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	$ 6,400	$ 6,400
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	13,600	13,600
Northampton County PA General Purpose Auth. Univ. Rev
(Lehigh Univ.) VRDO	1.75%	11/8/2004	3,930	3,930
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.80%	11/8/2004 (2)	28,800	28,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.80%	11/8/2004 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.81%	11/8/2004 (2)	24,300	24,300
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.81%	11/8/2004 (2)	16,000	16,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.81%	11/8/2004 (2)	44,000	44,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.80%	11/8/2004 (4)	41,000	41,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.82%	11/8/2004 (4)	32,400	32,400
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	17,015	17,015
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	33,100	33,100
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	4,500	4,500
Pennsylvania Higher Educ. Fac. Auth. Rev
(State System of Higher Educ.) VRDO	1.73%	11/8/2004 (2)	6,700	6,700
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health System
Obligated Group) VRDO	1.75%	11/8/2004 LOC	6,300	6,300
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.83%	11/8/2004 (4)*	7,870	7,870
Pennsylvania State Univ. Rev. VRDO	1.77%	11/8/2004	25,000	25,000
Pennsylvania Turnpike Comm. Rev. VRDO	1.76%	11/8/2004	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	1.76%	11/8/2004	6,660	6,660
Pennsylvania Turnpike Comm. Rev. VRDO	1.76%	11/8/2004	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	1.76%	11/8/2004	52,000	52,000
Pennsylvania Turnpike Comm. Rev. VRDO	1.80%	11/8/2004 (2)*	8,430	8,430
Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO	1.77%	11/8/2004 LOC	13,850	13,850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	1,200	1,200
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.78%	11/8/2004 (2)	2,000	2,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.78%	11/8/2004 (2)	$ 2,100	$ 2,100
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.78%	11/8/2004 (2)	9,400	9,400
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.79%	11/8/2004 (2)	6,800	6,800
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.79%	11/8/2004 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.79%	11/8/2004 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.79%	11/8/2004 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	1.79%	11/8/2004 (2)	2,700	2,700
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	11,360	11,360
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	6,600	6,600
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	1.75%	11/8/2004	5,000	5,000

	570,305

Puerto Rico (0.5%)
Puerto Rico Govt. Dev. Bank CP	1.35%	11/8/2004	19,527	19,527
Puerto Rico TRAN	3.00%	7/29/2005	50,000	50,495

	70,022

Rhode Island (0.4%)
Rhode Island Health & Educ. Building Corp. Rev
(Brown Univ.) VRDO	1.74%	11/8/2004	54,835	54,835
Rhode Island Housing & Mortgage Finance Corp. Rev
TOB VRDO	1.85%	11/8/2004 (4)*	5,995	5,995

	60,830

South Carolina (0.8%)
Berkeley County SC Exempt Fac. Ind
(Amoco Chemical Co.) VRDO	1.79%	11/1/2004	21,400	21,400

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Charleston SC Waterworks & Sewer Rev
Capital Improvement VRDO	1.79%	11/8/2004	$ 11,000	$ 11,000
Horry County SC School Dist. GO TOB VRDO	1.80%	11/8/2004 (4)*	3,770	3,770
Piedmont SC Muni. Power Agency Rev. TOB VRDO	1.82%	11/8/2004 (1)*	5,535	5,535
South Carolina Public Service Auth. Rev. TOB VRDO	1.84%	11/8/2004 (2)*	20,970	20,970
South Carolina Public Service Auth. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	4,585	4,585
South Carolina Public Service Auth. Rev. TOB VRDO	1.81%	11/8/2004 (2)*	11,000	11,000
South Carolina Public Service Auth. Rev. TOB VRDO	1.81%	11/8/2004 (4)*	10,000	10,000
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.80%	11/8/2004 (2)*	12,425	12,425
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.80%	11/8/2004 (2)*	7,870	7,870
York County SC School Dist. (Fort Mill) TOB VRDO	1.80%	11/8/2004 *	5,870	5,870

	114,425

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev
(Sioux Valley Hosp. & Health System) VRDO	1.85%	11/8/2004 LOC	17,090	17,090
South Dakota Housing Dev. Auth
Homeownership Mortgage Rev. VRDO	1.85%	11/8/2004 *	5,000	5,000
South Dakota Housing Dev. Auth
Single Family Mortgage Draw Down TOB VRDO	1.81%	11/8/2004 *	1,600	1,600
South Dakota Housing Dev. Auth
Single Family Mortgage TOB VRDO	1.86%	11/8/2004 *	6,510	6,510
South Dakota Housing Dev. Auth
Single Family Mortgage TOB VRDO	1.86%	11/8/2004 *	6,815	6,815
South Dakota Housing Dev. Auth
Single Family Mortgage TOB VRDO	1.86%	11/8/2004 *	100	100

	37,115

Tennessee (1.7%)
Chattanooga TN Health, Educ.,
& Housing Fac. Board Rev. VRDO	1.79%	11/8/2004 LOC	59,080	59,080
Knox County TN Public Improvement TOB VRDO	1.80%	11/8/2004 *	34,275	34,275
Memphis TN Electric System Rev. TOB VRDO	1.80%	11/8/2004 (1)*	4,300	4,300
Metro. Govt. of Nashville & Davidson County TN CP	1.50%	11/23/2004	6,500	6,500
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.72%	11/1/2004	11,625	11,625
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev. (Ascension Health) PUT	1.65%	8/3/2005	15,750	15,750
Metro. Govt. of Nashville & Davidson County TN
Ind. Dev. Board (Country Music Hall of Fame) VRDO	1.76%	11/8/2004 LOC	13,400	13,400
Metro. Govt. of Nashville TN Airport Auth
Improvement Refunding VRDO	1.77%	11/8/2004 (3)LOC	35,700	35,700
Montgomery County TN Public Building Auth. Pooled
Financial Rev. (Tennessee County Loan Pool) VRDO	1.75%	11/1/2004 LOC	9,700	9,700
Shelby County TN GO VRDO	1.77%	11/8/2004	16,200	16,200
Sumner County TN Capital Outlay VRDO	1.76%	11/8/2004 LOC	25,500	25,500
Sumner County TN Capital Outlay VRDO	1.76%	11/8/2004 LOC	26,000	26,000
Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	1.85%	11/8/2004 *	2,750	2,750

	260,780

Texas (11.8%)
Austin TX Electric Util. System Rev. TOB VRDO	1.81%	11/8/2004 (1)*	4,810	4,810
Austin TX Public Improvement GO TOB VRDO	1.80%	11/8/2004 *	8,880	8,880
Austin TX Public Improvement GO TOB VRDO	1.81%	11/8/2004 *	6,570	6,570

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	1.20%	11/17/2004	$ 15,800	$ 15,800
Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	1.78%	12/16/2004	22,890	22,890
Board of Regents of the Univ. of Texas System Rev
Financing System TOB VRDO	1.82%	11/8/2004 *	10,215	10,215
Cypress-Fairbanks TX Independent School Dist. TOB VRDO	1.81%	11/8/2004 *	11,880	11,880
Cypress-Fairbanks TX Independent School Dist
Unlimited Tax Schoolhouse TOB VRDO	1.84%	11/8/2004 *	4,000	4,000
Cypress-Fairbanks TX Independent School Dist
Unlimited Tax Schoolhouse TOB VRDO	1.81%	11/8/2004 *	1,570	1,570
Dallas TX Area Rapid Transit CP	1.70%	11/29/2004	25,000	25,000
Dallas TX Area Rapid Transit CP	1.77%	11/30/2004	12,000	12,000
Dallas TX Area Rapid Transit TOB VRDO	1.80%	11/8/2004 (3)*	5,260	5,260
Dallas TX Area Rapid Transit TOB VRDO	1.81%	11/8/2004 (2)*	3,995	3,995
Dallas TX Area Rapid Transit TOB VRDO	1.81%	11/8/2004 (2)*	6,000	6,000
Dallas TX Independent School Dist. GO TOB VRDO	1.80%	11/8/2004 *	3,675	3,675
Dallas TX Rapid Transit Tax TOB VRDO	1.82%	11/8/2004 (2)*	9,920	9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO	1.81%	11/8/2004 *	19,085	19,085
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.85%	11/8/2004 (1)*	3,000	3,000
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.85%	11/8/2004 (4)*	2,525	2,525
El Paso TX Independent School Dist. School Building
GO VRDO	1.77%	11/8/2004	25,530	25,530
Frisco TX TOB VRDO	1.80%	11/8/2004 (4)*	4,170	4,170
Greater East Texas Higher Educ. Auth
Student Loan Rev. VRDO	1.80%	11/8/2004 LOC*	11,000	11,000
Greater East Texas Higher Educ. Auth
Student Loan Rev. VRDO	1.82%	11/8/2004 LOC*	9,600	9,600
Greater East Texas Higher Educ. Auth
Student Loan Rev. VRDO	1.82%	11/8/2004 LOC*	40,000	40,000
Greater East Texas Higher Educ. Auth
Student Loan Rev. VRDO	1.82%	11/8/2004 LOC*	10,000	10,000
Gulf Coast TX IDA Marine Terminal (Amoco Oil Co.) VRDO	1.79%	11/1/2004	12,200	12,200
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO	1.79%	11/1/2004	4,000	4,000
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO	1.79%	11/1/2004	7,300	7,300
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO	1.79%	11/1/2004	18,500	18,500
Gulf Coast TX Waste Disposal Auth. PCR
(BP Products North America Project) VRDO	1.79%	11/1/2004	4,000	4,000
Harris County TX GO CP	1.58%	11/23/2004	1,350	1,350
Harris County TX GO TOB VRDO	1.80%	11/8/2004 (3)*	4,735	4,735
Harris County TX GO TOB VRDO	1.80%	11/8/2004 (3)*	2,160	2,160
Harris County TX GO TOB VRDO	1.81%	11/8/2004 (4)*	2,910	2,910
Harris County TX Health Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO	1.74%	11/1/2004	56,300	56,300
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) TOB VRDO	1.80%	11/8/2004 *	5,500	5,500

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) TOB VRDO	1.81%	11/8/2004 *	$ 4,245	$ 4,245
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	21,200	21,200
Harris County TX Health Fac. Dev. Corp. Rev
(Young Men's Christian Assoc
of Greater Houston) VRDO	1.74%	11/1/2004 LOC	2,375	2,375
Harris County TX Permanent Improvement
& Refunding TOB VRDO	1.80%	11/8/2004 *	6,050	6,050
Harris County TX Toll Road Rev. TOB VRDO	1.81%	11/8/2004 (3)*	5,430	5,430
Houston TX Airport System Rev. TOB VRDO	1.82%	11/8/2004 (4)*	3,000	3,000
Houston TX GO CP	1.17%	11/9/2004	6,000	6,000
Houston TX GO CP	1.45%	12/13/2004	10,000	10,000
Houston TX GO Public Improvement TOB VRDO	1.80%	11/8/2004 (4)*	4,000	4,000
Houston TX GO TOB VRDO	1.80%	11/8/2004 *	21,935	21,935
Houston TX GO TOB VRDO	1.81%	11/8/2004 (1)*	4,000	4,000
Houston TX GO TOB VRDO	1.81%	11/8/2004 (1)*	4,950	4,950
Houston TX GO TOB VRDO	1.80%	11/8/2004 (1)*	2,790	2,790
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	1.69%	12/15/2004	16,700	16,700
Houston TX Independent School Dist. GO PUT	1.62%	6/9/2005	125,000	124,898
Houston TX Independent School Dist. GO PUT	1.80%	6/14/2005 (4)*	9,995	9,995
Houston TX Independent School Dist. GO TOB VRDO	1.81%	11/8/2004 (4)*	19,205	19,205
Houston TX TRAN	3.00%	6/30/2005	9,400	9,486
Houston TX Util. System Rev. TOB VRDO	1.82%	11/8/2004 (1)*	9,200	9,200
Houston TX Util. System Rev. TOB VRDO	1.84%	11/8/2004 (1)*	12,200	12,200
Houston TX Util. System Rev. TOB VRDO	1.84%	11/8/2004 (1)*	7,700	7,700
Houston TX Util. System Rev. TOB VRDO	1.79%	11/8/2004 (4)*	12,600	12,600
Houston TX Util. System Rev. TOB VRDO	1.80%	11/8/2004 (3)*	5,225	5,225
Houston TX Util. System Rev. TOB VRDO	1.80%	11/8/2004 (4)*	5,200	5,200
Houston TX Util. System Rev. TOB VRDO	1.81%	11/8/2004 (4)*	10,295	10,295
Houston TX Util. System Rev. TOB VRDO	1.82%	11/8/2004 (1)*	15,470	15,470
Houston TX Util. System Rev. TOB VRDO	1.80%	11/8/2004 (1)*	4,995	4,995
Houston TX Water & Sewer System Rev. TOB VRDO	1.82%	11/8/2004 (1)*	9,995	9,995
Houston TX Water & Sewer System Rev. TOB VRDO	1.81%	11/8/2004 (4)*	25,000	25,000
Humble TX Independent School Dist. School Building VRDO	1.77%	11/8/2004	65,255	65,255
Irving TX Waterworks & Sewer Rev. TOB VRDO	1.80%	11/8/2004 (2)*	2,300	2,300
Judson TX Independent School Dist. TOB VRDO	1.81%	11/8/2004 *	6,275	6,275
Katy TX Independent School Dist. TOB VRDO	1.81%	11/8/2004 *	3,520	3,520
Klein TX Independent School Dist
Unlimited Tax Schoolhouse VRDO	1.80%	11/8/2004 *	5,570	5,570
Lamar TX Independent School Dist. VRDO	1.81%	11/8/2004 *	8,225	8,225
Laredo TX Independent School Dist
Unlimited Tax School Building & Refunding TOB VRDO	1.82%	11/8/2004 *	18,905	18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO	1.80%	11/8/2004 (2)(4)*	12,500	12,500
Mansfield TX Independent School Dist. TOB VRDO	1.84%	11/8/2004 *	10,000	10,000
Mansfield TX Independent School Dist. TOB VRDO	1.81%	11/8/2004 *	3,090	3,090
Mesquite TX Independent School Dist. School Building VRDO	1.77%	11/8/2004	13,365	13,365
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 LOC	25,500	25,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 (2)	5,000	5,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.78%	11/8/2004 LOC	18,080	18,080

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Northside TX Independent School Dist. GO TOB VRDO	1.82%	11/8/2004 *	$ 4,310	$ 4,310
Red River TX Auth. PCR
(Southwestern Public Service) VRDO	1.77%	11/8/2004 (2)	20,000	20,000
San Antonio TX Electric & Gas Rev. VRDO	1.78%	11/8/2004	30,000	30,000
San Antonio TX Independent School Dist. GO TOB VRDO	1.81%	11/8/2004 *	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	1.75%	11/8/2004 LOC	16,700	16,700
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	1.75%	11/8/2004 LOC	5,400	5,400
Spring Branch TX Independent School Dist. GO PUT	1.75%	9/9/2005	15,700	15,700
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	1.81%	11/8/2004 *	4,980	4,980
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. PUT	1.95%	8/3/2005	18,000	18,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO	1.85%	11/8/2004 (4)*	5,000	5,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	1.82%	11/8/2004 (4)	5,800	5,800
Texas GO TOB VRDO	1.80%	11/8/2004 *	5,650	5,650
Texas GO Veterans Housing Assistance
Program Fund II VRDO	1.82%	11/8/2004	4,800	4,800
Texas GO Veterans Housing Assistance Program VRDO	1.80%	11/8/2004	20,000	20,000
Texas Public Finance Auth. Rev
(Unemployment Compensation Obligation) CP	1.15%	11/16/2004	35,000	35,000
Texas Public Finance Auth. Rev
(Unemployment Compensation Obligation) CP	1.20%	11/23/2004	48,000	48,000
Texas Public Finance Auth. Rev
(Unemployment Compensation Obligation) CP	1.20%	12/7/2004	21,800	21,800
Texas Public Finance Auth. Rev
(Unemployment Compensation Obligation) CP	1.20%	12/8/2004	25,000	25,000
Texas State College Student Loan PUT	1.80%	7/1/2005	20,000	20,000
Texas State College Student Loan PUT	1.80%	7/1/2005	30,000	30,000
Texas State Univ. System TOB VRDO	1.81%	11/8/2004 (4)*	12,160	12,160
Texas TRAN	3.00%	8/31/2005	50,000	50,572
Texas TRAN TOB VRDO	1.80%	11/8/2004 *	57,500	57,500
Texas TRAN TOB VRDO	1.80%	11/8/2004 *	52,000	52,000
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	1.81%	11/8/2004 (2)*	12,000	12,000
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	1.81%	11/8/2004 (2)*	5,995	5,995
Texas Water Dev. Board Rev. TOB VRDO	1.80%	11/8/2004 *	7,395	7,395
Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	1.75%	11/23/2004	8,000	8,000
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.80%	11/8/2004 *	2,595	2,595
Univ. of Texas Permanent Univ. Fund Rev. VRDO	1.76%	11/8/2004	12,965	12,965
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.75%	11/8/2004 (10)	105,100	105,100

	1,766,026

Utah (1.4%)
Central Utah Water Conservancy Dist. VRDO	1.74%	11/8/2004 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	1.74%	11/8/2004 (2)	6,300	6,300
Intermountain Power Agency Utah Power Supply Rev. PUT	1.24%	12/1/2004 (2)	13,500	13,500
Intermountain Power Agency Utah Power Supply Rev. PUT	1.25%	12/1/2004 (2)	12,300	12,300
Intermountain Power Agency Utah Power Supply Rev. VRDO	1.80%	11/8/2004 (1)*	6,695	6,695
Intermountain Power Agency Utah TOB VRDO	1.81%	11/8/2004 (1)*	14,600	14,600

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Utah GO VRDO	1.79%	11/8/2004 *	$ 10,530	$ 10,530
Utah Housing Corp. Single Family Mortgage Rev. PUT	1.25%	1/1/2005	5,800	5,800
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	14,110	14,110
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004 (7)	14,795	14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	15,880	15,880
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	14,705	14,705
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	10,000	10,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	7,830	7,830
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	19,350	19,350
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.80%	11/8/2004	16,050	16,050
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.80%	11/8/2004	8,775	8,775
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.80%	11/8/2004	5,605	5,605

	215,425

Vermont
Vermont Housing Finance Agency Single Family TOB VRDO	1.85%	11/8/2004 (4)*	2,825	2,825

Virginia (0.9%)
Montgomery County VA IDA
(Virginia Tech Foundation) VRDO	1.76%	11/8/2004 LOC	19,535	19,535
Peninsula Ports Auth. Virginia Health System Rev
(Riverside Health System Project) VRDO	1.78%	11/8/2004	39,100	39,100
Richmond VA GO TOB VRDO	1.78%	11/8/2004 (4)*	13,370	13,370
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.74%	11/1/2004	21,200	21,200
Univ. of Virginia TOB VRDO	1.84%	11/8/2004 *	4,755	4,755
Univ. of Virginia TOB VRDO	1.81%	11/8/2004 *	3,300	3,300
Virginia Beach VA VRDO	1.81%	11/8/2004 *	6,725	6,725
Virginia College Building Auth. Educ. Fac. Rev
(Public Higher Educ. Financing Program) TOB VRDO	1.78%	11/8/2004 *	11,700	11,700
Virginia Public School Auth. Rev. TOB VRDO	1.78%	11/8/2004 (4)*	10,060	10,060
Virginia Public School Auth. Rev. TOB VRDO	1.81%	11/8/2004 *	7,955	7,955

	137,700

Washington (1.8%)
Energy Northwest Washington Electric Refunding Rev
TOB VRDO	1.80%	11/8/2004 (1)*	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	1.85%	11/8/2004	6,400	6,400
King County WA (Highline Public School) TOB PUT	1.70%	8/4/2005 (3)*	5,400	5,400
King County WA (Snoqualmie Valley School Dist.)
TOB VRDO	1.80%	11/8/2004 (4)*	10,235	10,235
King County WA GO TOB VRDO	1.81%	11/8/2004 (1)*	7,470	7,470
King County WA GO TOB VRDO	1.81%	11/8/2004 (4)*	5,320	5,320
Pierce County WA School Dist. TOB VRDO	1.80%	11/8/2004 (4)*	8,400	8,400
Pierce County WA School Dist. TOB VRDO	1.80%	11/8/2004 (4)*	6,220	6,220
Port Bellingham WA Ind. Dev. Corp. Environmental Fac
(BP Amoco West Coast LLC) VRDO	1.79%	11/1/2004	3,300	3,300
Port of Seattle WA Rev. TOB VRDO	1.80%	11/8/2004 (1)*	10,000	10,000
Port of Seattle WA Rev. TOB VRDO	1.85%	11/8/2004 (3)*	4,430	4,430
Port of Tacoma WA Rev. TOB VRDO	1.84%	11/8/2004 (2)*	4,465	4,465
Port of Tacoma WA Rev. TOB VRDO	1.81%	11/8/2004 (2)*	5,795	5,795
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.81%	11/8/2004 (4)*	6,400	6,400
Seattle WA Water System Rev. TOB VRDO	1.81%	11/8/2004 (1)*	4,975	4,975
Snohomish County WA Public Util. Dist. TOB PUT	1.70%	8/4/2005 (4)*	5,415	5,415
Tacoma WA Sewer TOB VRDO	1.82%	11/8/2004 (3)*	10,625	10,625
Washington GO	5.00%	7/1/2005 (1)	3,840	3,925

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Washington GO TOB VRDO	1.82%	11/8/2004 (4)*	$ 4,400	$ 4,400
Washington GO TOB VRDO	1.84%	11/8/2004 (1)*	5,745	5,745
Washington GO TOB VRDO	1.84%	11/8/2004 (2)*	7,000	7,000
Washington GO TOB VRDO	1.80%	11/8/2004 (1)*	15,745	15,745
Washington GO TOB VRDO	1.80%	11/8/2004 (1)*	10,505	10,505
Washington GO TOB VRDO	1.80%	11/8/2004 (3)*	9,510	9,510
Washington GO TOB VRDO	1.80%	11/8/2004 (3)*	12,805	12,805
Washington GO TOB VRDO	1.80%	11/8/2004 (2)*	10,770	10,770
Washington GO TOB VRDO	1.81%	11/8/2004 *	9,910	9,910
Washington Health Care Fac. Auth
(Catholic Health Initiatives) VRDO	1.79%	11/8/2004	21,600	21,600
Washington Higher Educ. Fac. Auth
(Seattle Pacific Univ.) VRDO	1.78%	11/8/2004 LOC	11,200	11,200
Washington Housing Finance Comm
Single Family Mortgage Rev. TOB VRDO	1.85%	11/8/2004 *	4,780	4,780
Washington Housing Finance Comm
Single Family Mortgage Rev. TOB VRDO	1.86%	11/8/2004 *	3,600	3,600
Washington Housing Finance Comm
Single Family Mortgage Rev. TOB VRDO	1.86%	11/8/2004 *	2,760	2,760
Washington Housing Finance Comm
Single Family Mortgage Rev. TOB VRDO	1.86%	11/8/2004 *	20,285	20,285
Washington Housing Finance Comm
Single Family Mortgage Rev. TOB VRDO	1.86%	11/8/2004 *	6,910	6,910

	272,680

West Virginia (0.4%)
Putnam County WV Solid Waste Disposal Rev
(Toyota Manufacturing Corp.) VRDO	1.79%	11/8/2004	16,700	16,700
Putnam County WV Solid Waste Disposal Rev
(Toyota Manufacturing Corp.) VRDO	1.79%	11/8/2004	40,000	40,000

	56,700

Wisconsin (2.6%)
Milwaukee WI TOB VRDO	1.80%	11/8/2004 *	47,975	47,975
Univ. of Wisconsin Hosp. & Clinics Auth. Rev
(Univ. of Wisconsin Hosp.) VRDO	1.77%	11/8/2004 (1)	16,700	16,700
Wisconsin Clean Water Rev. TOB VRDO	1.80%	11/8/2004 *	11,920	11,920
Wisconsin GO CP	1.71%	11/30/2004	2,535	2,535
Wisconsin GO CP	1.81%	12/21/2004	16,700	16,700
Wisconsin GO TOB VRDO	1.82%	11/8/2004 (1)*	18,995	18,995
Wisconsin GO TOB VRDO	1.82%	11/8/2004 (4)*	20,855	20,855
Wisconsin GO TOB VRDO	1.80%	11/8/2004 (3)*	7,500	7,500
Wisconsin GO TOB VRDO	1.80%	11/8/2004 (1)*	26,040	26,040
Wisconsin GO TOB VRDO	1.80%	11/8/2004 (4)*	17,780	17,780
Wisconsin GO TOB VRDO	1.80%	11/8/2004 (1)*	2,145	2,145
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. PUT	1.25%	1/5/2005 (4)	5,900	5,900
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. PUT	1.30%	1/5/2005 (4)	4,400	4,400
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.77%	11/8/2004	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.80%	11/8/2004	12,870	12,870
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.80%	11/8/2004	24,940	24,940

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.80%	11/8/2004	$ 31,375	$ 31,375
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.80%	11/8/2004	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	10,515	10,515
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	6,500	6,500
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	16,900	16,900
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth
Home Ownership Rev. VRDO	1.82%	11/8/2004	1,425	1,425
Wisconsin Housing & Econ. Dev. Auth
Single Family Draw Down Rev. TOB VRDO	1.86%	11/8/2004 *	2,480	2,480
Wisconsin Housing & Econ. Dev. Auth
Single Family Draw Down Rev. TOB VRDO	1.86%	11/8/2004 *	21,405	21,405
Wisconsin Housing & Econ. Dev. Auth
Single Family Rev. TOB VRDO	1.86%	11/8/2004 *	4,145	4,145
Wisconsin Transp. Rev. TOB VRDO	1.82%	11/8/2004 (2)*	13,715	13,715
Wisconsin Transp. Rev. TOB VRDO	1.80%	11/8/2004 *	9,995	9,995

	383,300

TOTAL MUNICIPAL BONDS (Cost $14,930,140)	14,930,140

OTHER ASSETS AND LIABILITIES

Other Assets—Note B	146,858
Liabilities	(140,552)

	6,306

NET ASSETS (100%)

Applicable to 14,936,448,353 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	14,936,446

NET ASSET VALUE PER SHARE	1.00

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was 3,604,570,000, representing 24.1% of net assets.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share

Paid-in Capital	14,936,463	1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(17)	—
Unrealized Appreciation	—	—

NET ASSETS	14,936,446	1.00

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.7%)
Alaska (1.9%)
Alaska GO	5.00%	8/1/2005 (4)	$ 14,880	$ 15,234
Alaska Housing Finance Corp. (State Capital)	5.25%	6/1/2005 (1)	3,050	3,111
Alaska Housing Finance Corp. (State Capital)	5.00%	12/1/2005 (1)	8,240	8,513
Alaska Housing Finance Corp. Governmental Purpose VRDO	1.73%	11/8/2004 (1)	26,895	26,895
Alaska Student Loan Corp. Student Loan Rev	3.95%	7/1/2005 (2)	3,525	3,571
Valdez AK Marine Terminal Rev
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	5,000	4,997
Valdez AK Marine Terminal Rev
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	24,800	24,783

				87,104

Arizona (2.8%)
Arizona COP	5.00%	9/1/2005 (4)	6,050	6,209
Arizona School Fac. Board Rev. COP	6.00%	9/1/2005 (3)	10,125	10,477
Arizona School Fac. Board Rev. COP	5.00%	9/1/2006 (4)	2,500	2,635
Arizona State Univ. Rev	5.00%	7/1/2005 (4)	3,930	4,015
Arizona Transp. Board Excise Tax Rev	6.00%	7/1/2005 (2)	7,515	7,727
Arizona Transp. Board Excise Tax Rev	6.00%	7/1/2005 (2)	11,370	11,690
Arizona Transp. Board Highway Rev	5.00%	7/1/2005	3,025	3,091
Maricopa County AZ IDA Health Fac. Rev
(Catholic Healthcare West) TOB VRDO	1.82%	11/8/2004 LOC*	25,000	25,000
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	3,000	2,995
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	6,500	6,500
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005	7,000	6,986
Maricopa County AZ Public Finance Corp. Lease Rev	5.00%	7/1/2005 (2)	5,520	5,637
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev	5.75%	7/1/2006 (Prere.)	5,000	5,315
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev	5.25%	1/1/2006	20,000	20,784
Tucson AZ USD	7.50%	7/1/2007 (3)	8,000	9,098

				128,159

California (8.5%)
CSUCI Financing Auth. Rev. California
Rental Housing & Town Center PUT	2.50%	8/1/2007 LOC	10,000	10,064
California GO RAN	4.50%	6/30/2005	50,000	50,898
California GO RAN	3.00%	6/30/2005	50,000	50,403
California State Dept. of Water Resources
Power Supply Rev	5.25%	5/1/2007 (1)	18,000	19,391
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2007	9,000	9,708
California State Dept. of Water Resources
Power Supply Rev	5.00%	5/1/2008 (1)	33,000	36,031
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 LOC	12,100	12,100
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 (2)	10,700	10,700
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.76%	11/8/2004 (4)	26,000	26,000
California State Econ. Recovery Bonds	5.00%	7/1/2007	29,000	31,197
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007	5,000	5,363

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Statewide Community Dev. Auth. Multifamily Rev
(Santee Court Apartments) PUT	1.70%	11/15/2004	$ 26,650	$ 26,645
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	4.35%	3/1/2007	8,000	8,346
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,945
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	20,000	21,040
Kings River Conservation Dist. CA COP	4.00%	5/1/2008	2,020	2,111
Los Angeles CA Community College Dist. GO	5.00%	8/1/2006 (4)	10,000	10,542
Los Angeles CA GO	3.00%	9/1/2005 (1)	12,525	12,658
Los Angeles CA USD COP	5.00%	8/1/2006 (2)	4,000	4,215
Natomas CA USD COP PUT	2.50%	2/1/2005 (2)	10,000	10,006
Santa Clara County CA Financing Auth
Special Obligation Bonds (Measure B
Transp. Improvement Program) Rev	5.00%	8/1/2005	4,000	4,085
Santa Clara Valley CA Transp. Auth. Rev	4.00%	10/2/2006 (2)	15,000	15,582
Santa Clara Valley CA Water Dist
Refunding & Improvement COP	5.00%	2/1/2007 (3)	4,165	4,437

				392,467

Colorado (3.6%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev	7.00%	8/31/2005 (Prere.)	10,000	10,726
Colorado Educ. & Cultural Fac. Auth
Nature Conservancy Project VRDO	1.76%	11/8/2004	10,053	10,053
Colorado Health Fac. Auth. Rev
(Catholic Health Initiatives) VRDO	1.79%	11/8/2004	18,500	18,500
Colorado Health Fac. Auth. Rev
(Sisters of Charity Health System Inc.) PUT	1.23%	12/1/2004	25,000	24,988
Colorado Housing & Finance Auth
Single Family Mortgage Bonds Class I Rev	1.75%	8/1/2005	50,000	49,962
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2005	8,250	8,448
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2005 (1)	17,200	16,946
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.77%	11/8/2004 LOC	21,075	21,075
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.30%	6/1/2007 (2)	6,000	5,992

				166,690

Connecticut (2.7%)
Connecticut GO	5.00%	11/15/2004	19,910	19,939
Connecticut GO	5.00%	11/15/2004	12,525	12,543
Connecticut GO	5.00%	12/15/2004	9,630	9,670
Connecticut GO	5.00%	3/15/2005	3,000	3,037
Connecticut GO	5.00%	4/15/2005	4,675	4,744
Connecticut GO	5.00%	4/15/2005	11,130	11,296
Connecticut GO	5.00%	12/15/2005	16,110	16,678
Connecticut GO	5.00%	4/15/2007	12,110	12,964
Connecticut GO	5.25%	8/1/2007 (Prere.)	6,380	7,001
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure)	5.00%	10/1/2005 (4)	5,300	5,454
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure)	4.00%	9/1/2006 (4)	19,875	20,612

				123,938

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Delaware (0.2%)
Delaware GO	5.00%	7/1/2006	$ 6,690	$ 7,032
Univ. of Delaware Rev. VRDO	1.75%	11/1/2004	2,000	2,000

				9,032

District of Columbia (0.2%)
District of Columbia GO	5.50%	6/1/2007 (4)	4,715	5,108
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2005 (1)	4,290	4,428

				9,536

Florida (3.6%)
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	5.00%	12/1/2005	12,975	13,384
Dade County FL School Dist. GO	6.00%	7/15/2005 (1)	4,000	4,118
Florida Board of Educ. Capital Outlay	5.00%	6/1/2005	6,000	6,113
Florida Board of Educ. Capital Outlay	5.875%	6/1/2005 (Prere.)	5,000	5,172
Florida Board of Educ. Capital Outlay	5.00%	6/1/2006	6,765	7,089
Florida Board of Educ. Capital Outlay	5.50%	6/1/2006	5,575	5,886
Florida Board of Educ. Public Educ	5.00%	6/1/2005	4,610	4,697
Florida Board of Educ. Public Educ	5.00%	6/1/2005	2,150	2,191
Florida Board of Educ. Public Educ	5.25%	6/1/2006	4,740	4,986
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2005 (3)	3,640	3,724
Florida Correctional Privatization Comm. COP	5.00%	8/1/2006 (2)	2,380	2,502
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2007 (1)	5,840	6,284
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2008 (1)	7,915	8,646
Florida Dept. of General Services Division Fac
Management Rev. (Florida Fac. Pool)	5.25%	9/1/2005 (4)	5,925	6,096
Florida Dept. of Transp	5.00%	7/1/2006	2,325	2,443
Florida Dept. of Transp	5.00%	7/1/2006	4,970	5,221
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	1.77%	11/8/2004 (1)	1,390	1,390
Florida Turnpike Auth. Rev	5.25%	7/1/2007 (4)	5,000	5,413
JEA Florida St. Johns River Power Park Rev	5.00%	10/1/2008	10,000	10,936
Jacksonville FL Electric Auth. Water & Sewer Rev	5.00%	10/1/2007	4,500	4,847
Miami-Dade County FL Aviation —
Miami International Airport	5.00%	10/1/2006 (1)	10,000	10,540
Miami-Dade County FL Aviation —
Miami International Airport	5.25%	10/1/2007 (3)	2,500	2,695
Miami-Dade County FL Water & Sewer Rev	5.00%	10/1/2007 (1)	4,000	4,320
Orange County FL Sales Tax Rev	5.00%	1/1/2006 (3)	4,220	4,373
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	9,400	9,400
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.76%	11/8/2004	4,700	4,700
Palm Beach County FL School Board COP	6.00%	8/1/2005 (2)	6,115	6,306
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.75%	11/8/2004 (2)	12,300	12,300
Tampa FL Util. Rev	6.00%	10/1/2006 (2)	2,385	2,565

				168,337

Georgia (3.2%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev
(Univ. of Georgia Athletic Assn.) VRDO	1.74%	11/1/2004 LOC	4,900	4,900
Atlanta GA Water & Wastewater Rev. VRDO	1.76%	11/8/2004 (4)	34,140	34,140
Cobb County GA School Dist	4.00%	2/1/2007	22,735	23,751
Fulton County GA TAN	2.00%	12/31/2004	47,900	47,922
Georgia GO	6.25%	4/1/2006	2,700	2,864

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Gwinnett County GA School Dist. GO	6.40%	2/1/2006	$ 3,500	$ 3,695
Henry County GA GO	5.00%	7/1/2007	2,450	2,634
Metro. Atlanta GA Rapid Transp. Auth
Georgia Sales Tax Rev	6.25%	7/1/2006 (1)	10,000	10,700
Richmond County GA Board of Educ. GO	5.00%	11/1/2004	11,000	11,002
Richmond County GA Board of Educ. GO	5.00%	11/1/2007	4,500	4,865

				146,473

Guam (0.2%)
Guam International Airport Auth. Rev	3.00%	10/1/2005 (1)	2,380	2,403
Guam International Airport Auth. Rev	5.00%	10/1/2006 (1)	2,710	2,855
Guam International Airport Auth. Rev	5.00%	10/1/2007 (1)	2,850	3,050

				8,308

Hawaii (2.0%)
Hawaii Airport System Rev	5.50%	7/1/2005 (3)	7,390	7,565
Hawaii GO	6.25%	3/1/2005 (3)	5,000	5,075
Hawaii GO	5.00%	8/1/2005 (3)	3,715	3,804
Hawaii GO	3.00%	9/1/2005	6,120	6,179
Hawaii GO	6.00%	3/1/2006 (3)	9,315	9,813
Hawaii GO	6.40%	3/1/2007	5,555	6,092
Hawaii GO	5.00%	4/1/2007 (1)	7,330	7,835
Honolulu HI City & County GO	5.75%	1/1/2006 (ETM)	8,815	9,214
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	16,700	16,690
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	4,200	4,198
Honolulu HI City & County PUT	1.18%	12/2/2004 (3)	16,700	16,690

				93,155

Illinois (4.2%)
Chicago IL Board of Educ. VRDO	1.77%	11/8/2004 (4)	24,650	24,650
Chicago IL Metro. Water Reclamation Dist. GO VRDO	1.74%	11/8/2004	8,475	8,475
Chicago IL O'Hare International Airport Rev	5.25%	1/1/2005 (2)	1,085	1,091
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2005 (2)	4,180	4,205
Chicago IL O'Hare International Airport Rev	5.25%	1/1/2006 (2)	2,015	2,091
Chicago IL School Finance Auth. GO	5.00%	6/1/2006 (4)	9,000	9,423
Chicago IL School Finance Auth. GO	5.50%	6/1/2007 (4)	10,020	10,864
Chicago IL Transit Auth. Rev	5.00%	6/1/2007 (2)†	3,000	3,215
Chicago IL Transit Auth. Rev	5.25%	6/1/2008 (2)†	4,540	4,978
Chicago IL Transit Auth. Rev	5.25%	6/1/2009 (2)†	1,000	1,110
Chicago IL Water Rev. VRDO	1.76%	11/8/2004 (1)	6,000	6,000
Illinois Dev. Finance Auth. Hosp. Rev
(Evanston Northwestern Healthcare Corp.) VRDO	1.77%	11/8/2004	17,000	17,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.10%	7/1/2007	12,000	12,229
Illinois Finance Auth. Rev
Public Project Construction Notes PUT	1.60%	4/1/2005	7,500	7,497
Illinois GO	5.00%	8/1/2005	1,000	1,024
Illinois GO	5.25%	8/1/2005	8,175	8,384
Illinois GO	5.00%	11/1/2005	6,200	6,393
Illinois GO	5.00%	3/1/2006	3,500	3,640
Illinois GO	5.50%	4/1/2006 (4)	3,000	3,150
Illinois GO	5.00%	8/1/2006	8,160	8,580
Illinois GO	5.00%	3/1/2007	5,355	5,708
Illinois GO	5.25%	4/1/2007 (4)	9,325	10,022
Illinois Health Fac. Auth. Rev
(Northwestern Memorial Hosp.) VRDO	1.76%	11/1/2004	100	100

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Illinois State Unemployment Insurance Fund Building
Receipts Rev	5.00%	12/15/2005	8,000	8,280
Illinois State Unemployment Insurance Fund Building
Receipts Rev	5.00%	12/15/2006 (4)	4,750	5,031
Univ. of Illinois (Util. Infrastructure Project) COP	4.00%	8/15/2005 (2)	1,000	1,017
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2006 (2)	2,350	2,472
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2007 (2)	4,575	4,918
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2008 (2)	2,395	2,611
Univ. of Illinois Board of Trustees
(Un-integrate Project) COP	5.25%	10/1/2005 (2)	7,925	8,169

				192,327

Indiana (2.2%)
Indiana Bond Bank Rev. Midyear Funding Program Notes	2.50%	1/26/2005	63,500	63,607
Indiana Housing Finance Auth. Single Family Mortgage Rev	1.20%	1/6/2005	2,165	2,163
Indiana Housing Finance Auth. Single Family Mortgage Rev	1.25%	1/6/2005	14,475	14,461
Indiana Office Building Comm. Fac. Rev
(Miami Correctional Fac.) VRDO	1.74%	11/8/2004	6,700	6,700
Indianapolis IN Local Public Improvement Rev	5.50%	1/10/2007	3,560	3,821
Vigo County IN Econ. Dev. Rev
(Republic Services Inc.)	2.49%	11/8/2004	10,000	10,000

				100,752

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.50%	8/1/2007	2,500	2,727

Kansas (0.1%)
Kansas Turnpike Rev	5.375%	9/1/2005 (2)	5,855	6,028

Kentucky (2.4%)
Kenton County KY Airport Board Special Fac. Rev
(Airis Cincinnati LLC) VRDO	1.86%	11/8/2004	40,000	40,000
Kentucky Asset/Liability Comm. General Fund Rev	5.00%	7/15/2005 (2)	27,215	27,832
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.00%	6/29/2005	21,000	21,163
Kentucky Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005	3,000	2,999
Kentucky Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005	8,000	7,995
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	5.50%	7/1/2007 (4)	4,315	4,694
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.25%	7/1/2005 (4)	2,000	2,045
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.25%	7/1/2007 (4)	4,355	4,672

				111,400

Louisiana (1.2%)
Lafayette LA Public Improvement Sales Tax Rev	4.75%	3/1/2005 (2)	5,640	5,697
Louisiana GO	6.25%	4/15/2005 (3)	6,455	6,587
Louisiana GO	6.00%	10/15/2006 (2)	15,585	16,780
Louisiana Offshore Terminal Auth
Deep Water Port Rev. (LOOP LLC Project) PUT	2.15%	4/1/2005	5,000	4,998
New Orleans LA Finance Auth
Single Family Mortgage Rev. TOB VRDO	1.89%	11/8/2004 *	22,785	22,785

				56,847

Maine (1.1%)
Maine GO TAN	3.00%	6/30/2005	52,000	52,404

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Maryland (1.2%)
Anne Arundel County MD GO	5.00%	3/1/2007	$ 6,000	$ 6,411
Maryland GO	5.25%	3/1/2007	10,000	10,749
Montgomery County MD GO	4.00%	7/1/2007	6,940	7,297
Washington Suburban Sanitation Dist
Maryland General Construction GO	5.25%	6/1/2007	7,330	7,929
Washington Suburban Sanitation Dist
Maryland Water Supply GO	4.00%	6/1/2006	23,550	24,339

				56,725

Massachusetts (4.3%)
Framingham MA BAN	3.00%	3/1/2005	20,670	20,749
Massachusetts Bay Transp. Auth. Rev	6.00%	7/1/2006	5,000	5,330
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.00%	1/1/2005 (1)	8,635	8,678
Massachusetts GAN	7.00%	12/15/2007 (1)	24,810	28,302
Massachusetts GO	7.00%	11/1/2004 (3)(Prere.)	6,800	6,870
Massachusetts GO	5.75%	2/1/2005	3,000	3,030
Massachusetts GO	5.00%	2/1/2006	27,500	28,549
Massachusetts GO	5.50%	2/1/2007 (1)	7,150	7,688
Massachusetts GO VRDO	1.74%	11/1/2004	6,300	6,300
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.50%	7/1/2005	2,585	2,623
Massachusetts Health & Educ. Fac. Auth. Rev
(Williams College) PUT	1.85%	4/1/2006	10,000	9,978
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.25%	7/1/2005 (1)	23,615	24,152
Massachusetts Water Resources Auth. Rev. VRDO	1.75%	11/8/2004 (3)	6,100	6,100
Milton MA BAN	3.00%	8/5/2005	25,000	25,226
Pembroke MA BAN	3.00%	8/4/2005	14,800	14,921

				198,496

Michigan (1.6%)
Detroit MI Sewer System Rev	4.00%	7/1/2005 (4)	4,340	4,403
Detroit MI Sewer System Rev. VRDO	1.76%	11/8/2004 (3)	6,400	6,400
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2005 (2)	7,140	7,484
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2005 (2)	10,065	10,549
Michigan Building Auth. Rev	5.00%	10/15/2005	5,000	5,149
Michigan Building Auth. Rev	5.00%	10/15/2006	7,500	7,926
Michigan Building Auth. Rev	5.00%	10/15/2008 (4)	1,000	1,095
Michigan GAN VRDO	1.75%	11/8/2004 (4)	3,700	3,700
Michigan Housing Dev. Auth. Rev. VRDO	1.71%	11/8/2004 (1)	2,800	2,800
Michigan Muni. Bond Auth. Rev	5.00%	5/1/2008 †	5,000	5,439
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.00%	10/1/2005	8,135	8,372
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2006 (1)	1,500	1,554
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.75%	11/1/2004	2,460	2,460
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.75%	11/8/2004	5,380	5,380
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/8/2004	3,300	3,300

				76,011

Minnesota (1.1%)
Minnesota GO	5.00%	8/1/2006	14,825	15,611
Minnesota GO	5.00%	8/1/2007	30,685	33,083

				48,694

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Mississippi (0.4%)
Jackson MS Water & Sewer System Rev	5.00%	9/1/2006 (4)	$ 4,550	$ 4,794
Mississippi GO	5.50%	11/1/2004	7,265	7,267
Mississippi GO	5.00%	8/15/2005	3,000	3,075
Mississippi GO	5.25%	8/15/2006	5,215	5,516

				20,652

Missouri (0.8%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.74%	11/1/2004	5,260	5,260
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.00%	6/1/2005	4,805	4,891
Missouri Third State Building GO	5.00%	10/1/2006	27,505	29,096

				39,247

Nebraska (1.1%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO	1.76%	11/8/2004	36,371	36,371
Omaha NE Public Power Dist. Electric Rev	5.30%	2/1/2005	9,725	9,812
Omaha NE Public Power Dist. Electric Rev	5.50%	2/1/2007	5,000	5,380

				51,563

Nevada (3.0%)
Clark County NV Bond Bank GO	5.50%	6/1/2007 (3)	4,775	5,177
Clark County NV GO	7.50%	6/1/2007 (2)	4,630	5,243
Clark County NV GO	7.50%	6/1/2007 (2)	4,920	5,571
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2005	6,020	6,148
Clark County NV School Dist. GO	5.00%	6/1/2005 (3)	25,840	26,326
Clark County NV School Dist. GO	5.00%	6/15/2005 (1)	5,000	5,100
Clark County NV School Dist. GO	5.00%	6/1/2007 (3)	29,020	31,131
Clark County NV School Dist. GO	5.00%	6/15/2007 (1)	14,710	15,794
Clark County NV School Dist. GO	5.50%	6/15/2007 (4)	10,000	10,864
Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	1.80%	11/8/2004 (3)*	5,310	5,310
Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	1.80%	11/8/2004 (1)*	12,000	12,000
Nevada GO	4.00%	8/1/2006	8,800	9,105

				137,769

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	2.05%	2/1/2005	7,500	7,490
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.25%	12/3/2007 (2)	5,000	5,092
New Hampshire GO	5.00%	11/1/2005	5,000	5,157

				17,739

New Jersey (2.6%)
New Jersey COP	5.25%	6/15/2006 (4)	3,945	4,146
New Jersey Econ. Dev. Auth. Rev
(Public Schools Small Loan Program)	3.00%	8/15/2005	4,000	4,039
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2007	15,300	16,462
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.00%	7/1/2006	2,000	2,103
New Jersey GO	6.00%	7/15/2005	6,455	6,645
New Jersey GO	5.625%	7/15/2006 (Prere.)	11,025	11,872
New Jersey GO	5.00%	7/15/2007	11,000	11,823
New Jersey Sports & Exposition Auth. Rev	8.30%	1/1/2005 (ETM)	5,500	5,561
New Jersey TRAN	3.00%	6/24/2005	10,000	10,076
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2006 (2)	10,000	10,440

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2006	$ 7,500	$ 7,911
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	15,000	15,000
Rutgers State Univ. New Jersey	5.00%	5/1/2006 (3)	6,840	7,159
Somerset County NJ Ind. Fin. Auth. PCR
(American Cyanamid Co.) VRDO	2.35%	11/8/2004	7,600	7,600

				120,837

New Mexico (1.3%)
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.10%	4/1/2006	25,000	24,868
Los Alamos County NM Util. System Rev	5.00%	7/1/2006 (4)	2,965	3,111
New Mexico Finance Auth. Transp. Rev	5.00%	6/15/2006 (2)	21,515	22,563
New Mexico Severance Tax Rev	5.00%	7/1/2007	10,000	10,741

				61,283

New York (7.9%)
Long Island NY Power Auth. Electric System Rev	5.00%	12/1/2006	10,000	10,552
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	5.00%	11/15/2005	10,290	10,613
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	1.75%	11/8/2004 (4)	3,600	3,600
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (4)	3,500	3,500
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007 (ETM)	3,000	3,315
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007 (ETM)	2,000	2,210
New York City NY GO	5.00%	8/1/2005	8,970	9,174
New York City NY GO	5.00%	8/1/2005	18,185	18,599
New York City NY GO	5.00%	8/1/2005	14,475	14,805
New York City NY GO	5.00%	8/1/2006	2,000	2,099
New York City NY GO	5.00%	8/1/2007	23,510	25,189
New York City NY GO	5.00%	8/1/2008	17,000	18,457
New York City NY Industrial Dev. Agency
Special Fac. Rev. TOB VRDO	1.96%	11/8/2004 *	32,955	32,955
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.78%	11/8/2004	12,000	12,000
New York City NY Transitional Finance Auth
Rev. Future Tax	4.00%	11/1/2006	6,775	7,045
New York City NY Transitional Finance Auth
Rev. Future Tax	4.50%	2/1/2007	1,000	1,055
New York City NY Transitional Finance Auth
Rev. Future Tax	5.00%	11/1/2007	10,790	11,673
New York City NY Transitional Finance Auth
Rev. Future Tax	4.50%	2/1/2008	1,000	1,069
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	19,225	19,225
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.74%	11/8/2004 (4)	12,200	12,200
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.00%	6/15/2007	3,515	3,785
New York State Housing Finance Agency
Service Contract Rev	6.00%	9/15/2006 (Prere.)	9,360	10,246
New York State Mortgage Agency Rev. PUT	2.95%	10/1/2005	1,705	1,706
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.00%	4/1/2007	5,380	5,750
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008	10,000	10,818

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005	$ 68,000	$ 68,197
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2005	2,000	2,011
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006	10,000	10,347
New York State Urban Dev. Corp. Rev
(Personal Income Tax)	5.00%	3/15/2006	3,000	3,123
Port Auth. of New York & New Jersey Rev	5.00%	12/1/2005	2,910	2,991
Triborough Bridge & Tunnel Auth. New York Rev	5.00%	11/15/2005	10,000	10,325
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.75%	11/8/2004 (4)	7,710	7,710

				364,809

North Carolina (2.7%)
Charlotte NC Water & Sewer System Rev. VRDO	1.77%	11/8/2004	13,290	13,290
Charlotte NC Water & Sewer System Rev. VRDO	1.78%	11/8/2004	14,000	14,000
Mecklenburg County NC GO	5.50%	4/1/2006	11,625	12,218
North Carolina COP	4.00%	6/1/2006	2,500	2,578
North Carolina Eastern Muni. Power Agency Rev	6.00%	1/1/2006 (1)	6,000	6,278
North Carolina GO	5.00%	3/1/2006	2,000	2,082
North Carolina GO	5.00%	3/1/2007	5,000	5,345
North Carolina GO	5.00%	5/1/2007	8,000	8,585
North Carolina GO	5.00%	2/1/2008	27,585	29,992
North Carolina GO	5.00%	3/1/2008	20,000	21,777
North Carolina Medical Care Comm. Hosp
(Moses H. Cone Memorial Hosp.) VRDO	1.76%	11/8/2004	9,400	9,400

				125,545

North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005	4,000	3,996

Ohio (2.9%)
Hamilton OH Electric System Rev. VRDO	1.76%	11/8/2004 (4)	4,550	4,550
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.00%	10/1/2005	7,220	7,417
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	6.00%	9/1/2006 (1)	1,500	1,606
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008 (2)	10,000	10,120
Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2008 (1)	4,580	5,012
Ohio Building Auth. Rev. (Highway Safety Building)	6.00%	4/1/2007 (2)	4,640	5,070
Ohio Building Auth. Rev. (State Correctional Fac.)	4.50%	10/1/2006	6,465	6,768
Ohio Building Auth. Rev. (State Correctional Fac.)	5.00%	10/1/2008 (1)	1,110	1,215
Ohio GO	5.00%	3/15/2006	9,000	9,377
Ohio GO	5.00%	8/1/2006	5,000	5,262
Ohio GO	5.00%	8/1/2008	5,000	5,463
Ohio Higher Educ. Capital Fac. Rev	5.25%	12/1/2005	10,000	10,366
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.82%	11/8/2004	5,500	5,500
Ohio Highway Capital Improvements Rev	5.00%	5/1/2005	10,000	10,164
Ohio Highway Capital Improvements Rev	5.00%	5/1/2005	5,970	6,068
Ohio Highway Capital Improvements Rev	5.00%	5/1/2006	2,500	2,615
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008	6,750	7,359
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.79%	11/1/2004	600	600
Ohio State Univ. General Receipts Rev	4.00%	6/1/2005	17,000	17,220
Ohio State Univ. General Receipts Rev. VRDO	1.76%	11/8/2004	3,000	3,000
Ohio Water Dev. Auth. PCR	5.00%	6/1/2007	3,000	3,221

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.75%	11/8/2004 (1)	$ 4,500	$ 4,500
Univ. of Toledo OH General Receipts VRDO	1.74%	11/1/2004 (3)	900	900

				133,373

Oklahoma (1.0%)
Grand River Dam Auth. Oklahoma Rev	5.70%	6/1/2005 (4)	10,150	10,384
Oklahoma City OK GO	5.00%	7/1/2006	2,055	2,158
Oklahoma County OK GO	5.00%	2/1/2005 (3)	6,000	6,049
Oklahoma County OK GO	5.00%	2/1/2005 (3)	5,500	5,545
Oklahoma GO	5.00%	7/15/2007 (3)	2,000	2,154
Tulsa County OK Ind. Auth. Rev	5.00%	1/1/2005 (2)	6,100	6,134
Tulsa County OK Ind. Auth. Rev	4.00%	5/15/2005	2,750	2,783
Tulsa County OK Ind. Auth. Rev	5.00%	7/1/2005 (2)	6,300	6,436
Tulsa County OK Ind. Auth. Rev	4.00%	5/15/2006	3,275	3,375

				45,018

Oregon (0.5%)
Oregon State Dept. Administrative Services	4.00%	9/1/2005 (4)	6,000	6,110
Portland OR Sewer System Rev	6.00%	6/1/2006 (3)	14,720	15,641

				21,751

Pennsylvania (6.0%)
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.00%	7/1/2007	4,865	5,215
Pennsylvania GO	5.00%	2/1/2005	12,870	12,976
Pennsylvania GO	5.125%	9/15/2005 (2)	3,200	3,293
Pennsylvania GO	5.00%	10/15/2005	5,700	5,873
Pennsylvania GO	5.00%	1/15/2006	4,250	4,408
Pennsylvania GO	5.00%	2/1/2006	10,865	11,284
Pennsylvania GO	5.00%	2/1/2006	11,810	12,265
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	14,000	14,950
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	16,570	17,694
Pennsylvania GO	5.50%	6/1/2006	8,985	9,487
Pennsylvania GO	5.00%	10/1/2006	13,685	14,466
Pennsylvania GO	5.00%	1/15/2007	3,150	3,353
Pennsylvania GO	5.50%	7/1/2007 (1)	20,000	21,779
Pennsylvania GO	5.00%	9/1/2009	8,235	9,099
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	6,300	6,300
Pennsylvania Higher Educ. Fac. Auth. Rev
(Drexel Univ.) PUT	2.25%	2/1/2005 LOC	21,140	21,168
Pennsylvania Higher Educ. Fac. Auth. Rev
(Gannon Univ.) PUT	3.625%	5/1/2006 LOC	4,000	4,093
Pennsylvania Higher Educ. Fac. Auth. Rev
(Kings College) PUT	3.625%	5/1/2006 LOC	5,300	5,423
Pennsylvania Higher Educ. Fac. Auth. Rev
(St. Joseph's Univ.) PUT	1.75%	11/1/2005 LOC	9,200	9,193
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health
System Obligated Group) VRDO	1.75%	11/8/2004 LOC	9,700	9,700
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pennsylvania Health
System Obligated Group) VRDO	1.75%	11/8/2004 LOC	11,250	11,250

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania State Univ. Rev	5.00%	8/15/2005	$ 6,045	$ 6,198
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007 (1)	11,000	11,763
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	8,715	8,715
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	4,200	4,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	900	900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	500	500
Philadelphia PA Muni. Auth. Rev	5.00%	5/15/2006 (4)	3,660	3,820
Pittsburgh PA Water & Sewer Auth. Rev	1.90%	9/1/2006 (4)	11,930	11,895
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.79%	11/8/2004 (2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.79%	11/8/2004 (2)	3,600	3,600
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008 (2)	4,500	4,810
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.75%	11/8/2004	5,700	5,700

				279,970

Puerto Rico (1.2%)
Puerto Rico Muni. Finance Agency	4.25%	8/1/2005 (4)	4,000	4,075
Puerto Rico Muni. Finance Agency	4.00%	8/1/2006 (4)	2,000	2,074
Puerto Rico TRAN	3.00%	7/29/2005	50,000	50,447

				56,596

Rhode Island (1.3%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2005	26,205	26,725
Rhode Island Econ. Dev. Corp. Airport Rev	5.00%	7/1/2006 (3)	2,705	2,835
Rhode Island Econ. Dev. Corp. Airport Rev	5.00%	7/1/2007 (3)	2,830	3,022
Rhode Island Housing & Mortgage Finance Corp. Rev	4.00%	3/24/2005	13,125	13,235
Rhode Island Housing & Mortgage Finance Corp. Rev	3.375%	11/1/2005	12,500	12,652

				58,469

South Carolina (0.3%)
South Carolina GO	5.00%	1/1/2005	10,000	10,056
South Carolina Public Service Auth. Rev	5.00%	1/1/2005	2,000	2,011
South Carolina Public Service Auth. Rev	5.00%	1/1/2006	3,000	3,105

				15,172

Tennessee (3.0%)
Knox County TN GO	5.00%	4/1/2008 †	3,115	3,384
Memphis TN Electric System Rev	2.00%	12/1/2004	45,005	45,013
Memphis TN Electric System Rev	5.00%	12/1/2005	15,000	15,500
Memphis TN Electric System Rev	5.00%	12/1/2006	25,000	26,483
Memphis-Shelby County TN Airport Auth. Rev	5.50%	3/1/2005 (4)	7,835	7,930
Shelby County TN TAN	3.00%	6/30/2005	31,000	31,246
Tennessee GO	5.25%	2/1/2005 (3)	5,000	5,045
Tennessee GO	4.00%	8/1/2005	6,045	6,145

				140,746

Texas (7.4%)
Austin TX Water & Wastewater System Rev	5.25%	11/15/2005 (2)	6,070	6,283
Brazos River TX Harbor Navigation Dist
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.40%	5/15/2005	10,000	10,101

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Corpus Christi TX GO	5.00%	3/1/2009 (4)	$ 2,000	$ 2,195
Cypress-Fairbanks TX Independent School Dist
Unlimited Tax Schoolhouse PUT	4.00%	8/15/2005	10,000	10,172
Dallas TX Independent School Dist. GO	5.00%	8/15/2005	4,000	4,100
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2004 (3)	2,355	2,355
Dallas-Fort Worth TX International Airport Rev	5.00%	11/1/2005 (1)	4,235	4,360
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2005 (3)	2,450	2,535
Denton TX Independent School Dist. PUT	3.45%	1/31/2005	6,100	6,126
Harris County TX Flood Control Dist	5.00%	10/1/2005	2,495	2,567
Harris County TX Health Fac. Dev. Corp. Rev
(Christus Health)	5.25%	7/1/2005 (1)	10,000	10,227
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	5,205	5,205
Harris County TX Health Fac. Dev. Corp. Rev
(Young Men's Christian Assoc. of Greater Houston) VRDO	1.74%	11/1/2004 LOC	8,210	8,210
Harris County TX Toll Road Rev	5.00%	8/15/2006 (3)	5,000	5,265
Houston TX GO	5.00%	3/1/2006 (1)(ETM)	4,010	4,172
Houston TX GO	5.00%	3/1/2006 (1)	3,050	3,174
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.25%	9/1/2008 (2)	7,460	8,204
Houston TX Water & Sewer System Rev	0.00%	12/1/2004 (2)	10,740	10,723
Lewisville TX Independent School Dist	5.25%	8/15/2006	5,000	5,288
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	2.15%	11/1/2004	9,000	9,000
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	2.35%	11/1/2004	11,000	10,926
Mesquite TX Independent School Dist. GO	5.00%	8/15/2006	1,825	1,923
Northside TX Independent School Dist. PUT	2.50%	6/15/2006	17,400	17,409
Plano TX Independent School Dist	5.50%	2/15/2006 (Prere.)	3,505	3,667
Plano TX Independent School Dist	5.00%	2/15/2008	6,300	6,835
Red River TX Educ. Finance Rev
(Texas Christian Univ.) VRDO	1.75%	11/8/2004	13,000	13,000
Richardson TX Independent School Dist. GO	5.00%	2/15/2005	5,000	5,047
San Antonio TX Electric & Gas Rev	5.65%	2/1/2007 (Prere.)	10,740	11,687
San Antonio TX GO	5.00%	8/1/2005	9,725	9,955
San Antonio TX GO	5.00%	8/1/2005 (ETM)	175	179
Texas Muni. Power Agency Rev	0.00%	9/1/2005 (2)	5,490	5,409
Texas Muni. Power Agency Rev	4.00%	9/1/2005 (1)	19,880	20,241
Texas TRAN	3.00%	8/31/2005	50,000	50,499
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008	11,925	12,969
Texas Water Dev. Board GO	5.00%	8/1/2006	6,425	6,759
Texas Water Dev. Board Rev. VRDO	1.75%	11/1/2004	2,635	2,635
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.00%	11/1/2006	20,000	20,647
Univ. of Texas Permanent Univ. Fund Rev	5.00%	7/1/2005	5,000	5,107
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2005	5,000	5,125
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.75%	11/8/2004 (10)	11,350	11,350

				341,631

Utah (1.1%)
Intermountain Power Agency Utah Power Supply Rev	4.50%	7/1/2007 (2)	10,000	10,607
Salt Lake County UT TRAN	2.50%	12/30/2004	5,000	5,006
Utah GO	5.00%	7/1/2006	17,875	18,779

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Utah GO	5.00%	7/1/2006	$ 7,785	$ 8,179
Utah GO	5.00%	7/1/2007	8,300	8,931

				51,502

Virginia (2.0%)
Loudoun County VA GO	5.25%	11/1/2005	4,410	4,562
Norfolk VA GO	5.00%	7/1/2006 (4)	8,810	9,257
Peninsula Ports Auth. Virginia Rev
(Dominion Term Assoc. Project) PUT	3.30%	10/1/2008	2,500	2,515
Richmond VA GO	4.50%	7/15/2005 (4)	3,640	3,710
Virginia Beach VA Refunding & Public Improvement	5.00%	5/1/2007	7,170	7,682
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2007	5,185	5,525
Virginia College Building Auth. Educ. Fac. Rev
Public Higher Educ	5.00%	2/1/2006	11,285	11,720
Virginia Public Building Auth. Rev	5.00%	8/1/2006	5,080	5,348
Virginia Public School Auth. Rev	4.00%	2/1/2006	15,000	15,393
Virginia Public School Auth. Rev	4.00%	8/1/2006	7,500	7,766
Virginia Public School Auth. Rev	5.00%	8/1/2007	6,930	7,464
Virginia Public School Educ. Technology Notes	5.00%	4/15/2005	10,445	10,600

	91,542

Washington (2.4%)
King County WA BAN	3.00%	11/1/2005 †	13,820	13,974
King County WA GO	5.00%	6/1/2007	6,130	6,570
King County WA Sewer Rev	5.00%	1/1/2005 (4)	2,250	2,262
King County WA Sewer Rev	5.00%	1/1/2006 (4)	3,000	3,106
Port of Seattle WA GO	5.00%	11/1/2006 (4)	5,490	5,802
Port of Seattle WA GO	5.00%	11/1/2006 (4)	9,485	10,024
Port of Seattle WA GO	5.00%	11/1/2007 (4)	5,765	6,190
Port of Seattle WA Rev	5.25%	9/1/2006 (3)	3,000	3,164
Seattle WA GO	5.00%	7/1/2005	12,025	12,282
Seattle WA GO	3.00%	10/1/2005	13,055	13,195
Seattle WA Muni. Light & Power Rev	4.00%	11/1/2005 (4)	5,525	5,643
Washington GO	5.00%	9/1/2005	5,180	5,316
Washington GO	4.00%	1/1/2006 (2)	3,920	4,014
Washington GO	5.50%	6/1/2006 (Prere.)	6,050	6,389
Washington GO	5.00%	1/1/2007 (4)	8,605	9,141
Washington Public Power Supply System Rev
(Nuclear Project)	5.00%	7/1/2005	5,000	5,106

				112,178

West Virginia (0.2%)
West Virginia GO	5.50%	6/1/2005 (4)	5,160	5,272
West Virginia Higher Educ. Policy Comm. Rev	5.00%	4/1/2007 (1)	500	535
West Virginia Higher Educ. Policy Comm. Rev	5.00%	4/1/2008 (1)	2,500	2,720

				8,527

Wisconsin (1.7%)
Kenosha WI GO	4.00%	9/1/2005 (4)	1,090	1,110
Kenosha WI GO	4.00%	9/1/2006 (4)	2,100	2,176
Kenosha WI GO	4.00%	9/1/2007 (4)	1,695	1,780
Madison WI Metro. School Dist. TRAN	3.00%	9/9/2005	15,000	15,150
Milwaukee WI GO	6.00%	2/1/2005	9,300	9,399
Univ. of Wisconsin Hosp. & Clinics Auth. Rev
(Univ. of Wisconsin Hosp.) VRDO	1.77%	11/8/2004 (1)	6,000	6,000
Wisconsin GO	5.00%	5/1/2007	12,405	13,274

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wisconsin GO	6.25%	5/1/2007	$ 5,000	$ 5,498
Wisconsin GO	5.00%	5/1/2008 (1)	5,210	5,670
Wisconsin GO	5.00%	5/1/2008	5,000	5,438
Wisconsin Transp. Rev	5.00%	7/1/2008	12,385	13,510

				79,005

TOTAL MUNICIPAL BONDS
(Cost $4,603,454)				4,614,530

OTHER ASSETS AND LIABILITIES (0.3%)

Other Assets—Note B				85,475
Liabilities				(69,395)

				16,080

NET ASSETS (100%)				$ 4,630,610

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was 113,050,000, representing 2.4% of net assets.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	4,622,584
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(3,050)
Unrealized Appreciation	11,076

NET ASSETS	4,630,610

Investor Shares—Net Assets
Applicable to 140,285,745 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,197,984

NET ASSET VALUE PER SHARE—INVESTOR SHARES	15.67

Admiral Shares—Net Assets
Applicable to 155,262,250 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,432,626

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	15.67

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.2%)
Alabama (1.2%)
Birmingham AL GO	5.25%	4/1/2005 (4)	$ 5,000	$ 5,073
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	22,600	22,924
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	1,350	1,369
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,409
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	32,577
Jefferson County AL Sewer Rev
(Capital Improvement) VRDO	1.76%	11/8/2004 (10)	15,000	15,000

				83,352

Alaska (1.1%)
Alaska GO	5.25%	8/1/2007 (4)	6,760	7,316
Alaska GO	5.00%	7/15/2008 (4)	6,605	7,204
North Slope Borough AK GO	0.00%	6/30/2006 (1)	19,250	18,584
North Slope Borough AK GO	0.00%	6/30/2007 (1)	8,000	7,504
North Slope Borough AK GO	0.00%	6/30/2008 (1)	17,100	15,486
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.74%	11/1/2004	3,655	3,655
Valdez AK Marine Terminal Rev
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	17,500	17,488

				77,237

Arizona (1.5%)
Arizona COP	5.00%	9/1/2006 (4)	6,780	7,146
Arizona School Fac. Board Rev. COP	5.00%	9/1/2008 (4)	5,000	5,462
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.00%	7/1/2009	9,500	9,717
Mesa AZ Util. System Rev	5.00%	7/1/2008 (1)	6,500	7,098
Mohave County AZ IDA Correctional Fac. Contract Rev
(Mohave Prison Project)	5.00%	4/1/2008 (10)	2,000	2,168
Mohave County AZ IDA Correctional Fac. Contract Rev
(Mohave Prison Project)	5.00%	4/1/2010 (10)	5,090	5,593
Phoenix AZ GO	7.50%	7/1/2008	11,510	13,537
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev	5.25%	1/1/2006	30,935	32,148
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev	5.15%	1/1/2007	7,630	8,142
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev	5.00%	1/1/2008	8,650	9,380
Univ. of Arizona Board of Regents	5.90%	6/1/2008 (4)	4,095	4,589

				104,980

California (5.2%)
California Dept. of Water Resources Water System Rev
(Central Valley)	8.25%	12/1/2005	5,685	6,074
California GO	5.25%	3/1/2006	21,000	21,881
California GO	4.75%	6/1/2007	1,000	1,062
California GO	5.25%	11/1/2008	10,000	10,995
California GO	5.00%	3/1/2009	22,400	24,454
California GO RAN	3.00%	6/30/2005	25,000	25,201
California Higher Educ. Loan Auth. Student Loan Rev. PUT	6.50%	6/1/2005	7,000	7,146
California PCR Financing Auth. Rev
(Southern California Edison Co.) PUT	2.00%	3/1/2006	20,000	19,968
California PCR Financing Auth. Solid Waste Disposal Rev
(Waste Management) PUT	4.85%	11/30/2007	6,000	6,269

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Dept. Water Resources Power Supply Rev	5.25%	5/1/2007 (1)	$ 14,725	$ 15,863
California State Dept. Water Resources Power Supply Rev	5.50%	5/1/2007	25,335	27,328
California State Dept. Water Resources Power Supply Rev	5.00%	5/1/2008 (1)	8,000	8,735
California State Dept. Water Resources Power Supply Rev	5.25%	5/1/2009 (1)	10,000	11,115
California State Econ. Recovery Bonds	5.00%	7/1/2009	18,000	19,863
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007	20,000	21,452
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	3.85%	8/1/2006	15,000	15,418
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	4.35%	3/1/2007	19,325	20,162
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,413
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	10,000	10,520
CSUCI Financing Auth. Rev
California Rental Housing & Town Center PUT	2.50%	8/1/2007 LOC	5,000	5,032
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2009	3,000	3,227
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2010	2,500	2,687
Kings River Conservation Dist. CA COP	5.00%	5/1/2010	4,000	4,356
Long Beach CA Harbor Rev	4.00%	5/15/2009 (3)	6,095	6,355
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.75%	11/8/2004	5,700	5,700
Los Angeles CA USD COP	5.00%	8/1/2006 (2)	4,775	5,032
Los Angeles CA USD COP	5.00%	8/1/2007 (2)	4,720	5,093
Los Angeles County CA TRAN	3.00%	6/30/2005	22,060	22,236
San Jose CA Redev. Agency	5.25%	8/1/2008 (1)	3,180	3,518
Santa Clara Valley CA Water Dist
Refunding & Improvement COP	5.00%	2/1/2008 (3)	4,385	4,770

				358,925

Colorado (4.1%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev	0.00%	8/31/2005 (Prere.)	114,235	54,709
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev	0.00%	8/31/2005 (Prere.)	11,920	8,390
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev	0.00%	8/31/2005 (Prere.)	280,005	57,544
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev	7.00%	8/31/2005 (Prere.)	17,000	18,234
Colorado Dept. of Transp. Rev	5.25%	6/15/2006	2,335	2,458
Colorado Dept. of Transp. Rev	5.25%	6/15/2007	2,035	2,197
Colorado Dept. of Transp. Rev	5.50%	6/15/2007 (1)	18,000	19,550
Colorado Dept. of Transp. Rev	5.25%	6/15/2008	2,530	2,779
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2006	5,490	5,794
Colorado Health Fac. Auth. Rev
(Sisters of Charity Leavenworth) VRDO	1.77%	11/8/2004	15,000	15,000
Colorado Springs CO Util. System Rev	5.25%	11/15/2006	9,265	9,865
Colorado Springs CO Util. System Rev	5.25%	11/15/2007	5,890	6,414
Denver CO City & County Airport Rev	5.50%	11/15/2005 (2)	9,375	9,715
Denver CO City & County Auditorium Theatre & Zoo GO	5.50%	8/1/2008	12,835	14,257
Denver CO City & County COP (Wellington E. Webb
Municipal Office Building) VRDO	1.74%	11/8/2004 (2)	12,745	12,745
Denver CO City & County GO	5.00%	8/1/2007	5,000	5,384
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2008	8,770	9,585

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.77%	11/8/2004 LOC	$ 14,135	$ 14,135
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.30%	6/1/2007 (2)	15,000	14,979

				283,734

Connecticut (2.6%)
Connecticut GO	6.25%	5/15/2005 (ETM)	80	82
Connecticut GO	6.25%	5/15/2005	10,000	10,244
Connecticut GO	5.00%	6/15/2005	13,810	14,088
Connecticut GO	5.00%	3/15/2006	17,045	17,763
Connecticut GO	4.00%	3/15/2007 (1)	6,200	6,483
Connecticut GO	5.00%	4/15/2007	17,985	19,254
Connecticut GO	5.25%	6/15/2007	12,760	13,791
Connecticut GO	5.00%	11/15/2007	7,250	7,855
Connecticut GO	5.00%	11/15/2007	19,340	20,953
Connecticut GO	5.00%	12/15/2007	10,040	10,894
Connecticut GO	5.25%	12/15/2007	7,370	8,052
Connecticut GO	5.00%	3/1/2008	8,545	9,284
Connecticut GO	5.00%	11/15/2008	10,000	10,974
Connecticut GO	5.00%	12/15/2008	3,400	3,735
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure) VRDO	1.75%	11/8/2004 (2)	26,485	26,485

				179,937

Delaware (0.5%)
Delaware GO	5.25%	7/1/2007	20,260	21,948
Delaware Transp. Auth. Transp. System Rev	5.00%	7/1/2005 (1)	8,890	9,081

				31,029

District of Columbia (1.5%)
District of Columbia GO	5.00%	6/1/2005 (2)	6,935	7,063
District of Columbia GO	5.30%	6/1/2005 (2)	10,900	11,120
District of Columbia GO	5.25%	6/1/2007 (1)	16,000	17,235
District of Columbia GO	5.50%	6/1/2007 (4)	8,785	9,518
District of Columbia GO	5.25%	6/1/2008 (1)	5,355	5,866
District of Columbia GO	5.50%	6/1/2008 (4)(ETM)	1,220	1,353
District of Columbia GO	5.50%	6/1/2008 (4)	3,530	3,897
District of Columbia GO	5.50%	6/1/2010 (4)	10,000	11,283
District of Columbia GO VRDO	1.75%	11/8/2004 (1)	14,220	14,220
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2006	4,745	5,020
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2010 (1)	6,145	6,813
Washington DC Metro. Area Transit Auth. Rev	5.00%	7/1/2007 (1)	2,250	2,422
Washington DC Metro. Area Transit Auth. Rev	5.00%	7/1/2008 (1)	4,180	4,567

				100,377

Florida (3.5%)
Broward County FL GO	5.00%	1/1/2007	8,300	8,828
Broward County FL GO	5.00%	1/1/2008	4,000	4,336
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,365
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	4.50%	12/1/2011	5,900	6,166
Broward County FL Resource Recovery Rev
(Wheelabrator-South)	5.50%	12/1/2008	22,980	25,308
Broward County FL Resource Recovery Rev
(Wheelabrator-South)	5.375%	12/1/2009	2,000	2,191

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Broward County FL School Dist. GO	5.00%	2/15/2006	$ 3,170	$ 3,296
Broward County FL School Dist. GO	5.00%	2/15/2007	2,890	3,083
Florida Board of Educ. Capital Outlay	5.25%	1/1/2006	3,540	3,678
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008	4,000	4,362
Florida Board of Educ. Public Educ	5.25%	6/1/2007	4,890	5,280
Florida Board of Educ. Public Educ	5.00%	6/1/2008 (4)	19,600	21,386
Florida Board of Educ. Public Educ	5.25%	6/1/2008	5,055	5,555
Florida Correctional Privatization Comm. COP	5.25%	8/1/2008 (1)	4,335	4,773
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2007 (1)	10,000	10,760
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2008 (1)	11,000	12,015
Florida Dept. of Transp	5.00%	7/1/2007	5,270	5,671
Florida Dept. of Transp	5.25%	7/1/2008	4,670	5,142
Florida Turnpike Auth. Rev	5.25%	7/1/2007 (4)	5,855	6,338
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.00%	10/1/2005 (1)	6,855	7,050
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2006 (1)	7,830	8,300
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2007 (1)	6,995	7,587
JEA Florida St. Johns River Power Park Rev	5.00%	10/1/2008	21,000	22,966
Orlando & Orange County FL Expressway Auth. VRDO	1.74%	11/8/2004 (4)	3,700	3,700
Orlando FL Util. Comm. Water & Electric Rev	5.00%	10/1/2008	4,835	5,297
Orlando FL Util. Comm. Water & Electric Rev	5.25%	7/1/2009	15,000	16,689
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.00%	10/1/2008	20,000	21,775
Palm Beach County FL Airport System Rev	5.50%	10/1/2005 (1)	8,830	9,121

				246,018

Georgia (3.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev
(Univ. of Georgia Athletic Assn.) VRDO	1.74%	11/1/2004 LOC	14,700	14,700
Atlanta GA Airport Fac. Rev	0.00%	1/1/2010 (1)	8,250	6,330
Atlanta GA Water & Sewer Rev	5.25%	1/1/2007 (3)(Prere.)	15,300	16,498
Atlanta GA Water & Wastewater Rev. VRDO	1.76%	11/8/2004 (4)	22,060	22,060
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008	25,000	26,505
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.74%	11/1/2004 (2)	22,790	22,790
Fulton DeKalb GA Hosp. Auth	5.00%	1/1/2008 (4)	3,000	3,244
Georgia GO	6.25%	3/1/2006	5,000	5,286
Georgia GO	6.00%	7/1/2007	10,580	11,649
Georgia GO	6.00%	10/1/2008	10,670	12,082
Georgia Road & Tollway Auth. Rev
(Governor's Transp. Choices)	5.25%	3/1/2007	6,185	6,645
Georgia Road & Tollway Auth. Rev
(Governor's Transp. Choices)	5.25%	3/1/2009	10,355	11,513
Gwinnett County GA Hosp. Auth. Rev
(Gwinnett Hosp. System Inc.) VRDO	1.77%	11/8/2004 LOC	3,000	3,000
Henry County GA GO	4.00%	7/1/2006	5,130	5,304
Henry County GA School Dist. GO	5.00%	4/1/2007	11,415	12,212
Henry County GA School Dist. GO	5.00%	4/1/2008	25,585	27,845
Metro. Atlanta GA Rapid Transp. Auth
Georgia Sales Tax Rev	6.25%	7/1/2006 (1)	10,000	10,700

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Metro. Atlanta GA Rapid Transp. Auth
Georgia Sales Tax Rev	6.25%	7/1/2008 (1)	$ 4,000	$ 4,535
Muni. Electric Auth
Georgia Subordinate Bonds Project One PUT	5.00%	1/1/2009 (2)	10,000	10,848
Paulding County GA School Dist. GO	5.00%	8/1/2008 †	2,500	2,732
Paulding County GA School Dist. GO	5.00%	8/1/2009 †	1,500	1,656
Paulding County GA School Dist. GO	5.00%	8/1/2011 †	1,000	1,115
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2006	8,000	8,552
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2007	6,270	6,872
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.25%	9/1/2008	10,000	11,034
Richmond County GA Board of Educ. GO	5.00%	11/1/2005	5,000	5,158

				270,865

Hawaii (2.1%)
Hawaii Airport System Rev	5.50%	7/1/2006 (3)	10,000	10,549
Hawaii Airport System Rev	5.50%	7/1/2007 (3)	10,000	10,779
Hawaii Airport System Rev	6.00%	7/1/2007 (3)	6,000	6,543
Hawaii Airport System Rev	5.50%	7/1/2009 (3)	10,275	11,339
Hawaii GO	6.25%	3/1/2005 (3)	8,585	8,714
Hawaii GO	5.50%	4/1/2005 (1)	13,630	13,843
Hawaii GO	6.00%	11/1/2005 (3)	5,000	5,207
Hawaii GO	5.25%	2/1/2007 (4)	10,375	11,104
Hawaii GO	5.00%	4/1/2007 (1)	10,000	10,689
Hawaii GO	5.50%	8/1/2007 (3)	2,330	2,539
Hawaii GO	5.25%	2/1/2008 (4)	10,000	10,921
Hawaii GO	5.00%	4/1/2008 (1)	10,000	10,873
Hawaii GO	5.75%	4/1/2008 (1)	4,005	4,453
Hawaii GO	5.50%	8/1/2008 (3)	6,755	7,498
Hawaii GO	5.00%	10/1/2009 (1)†	1,480	1,635
Hawaii GO	5.00%	10/1/2010 (1)†	5,090	5,655
Honolulu HI City & County GO	5.00%	7/1/2008 (1)	12,740	13,897

				146,238

Illinois (5.9%)
Chicago IL Board of Educ. VRDO	1.77%	11/8/2004 (4)	4,650	4,650
Chicago IL Housing Auth. Capital Project Rev	5.00%	7/1/2009	8,265	8,976
Chicago IL Housing Auth. Capital Project Rev	5.25%	7/1/2010	5,000	5,509
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2006 (2)	3,970	4,124
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2006 (2)	16,120	16,747
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2007 (2)	3,140	3,345
Chicago IL Transit Auth. Capital Grant Receipts Rev
(Douglas Branch Project)	4.00%	6/1/2006 (2)	1,140	1,142
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.40%	12/1/2006 (2)	27,500	28,690
Illinois Dev. Finance Auth. PCR (Commonwealth Edison) PUT	4.40%	12/1/2006 (2)	14,265	14,882
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2005 (1)	2,500	2,547
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2006 (1)	2,000	2,100
Illinois Dev. Finance Auth. Solid Waste Disp. Rev
(Waste Management)	5.85%	2/1/2007	7,185	7,604
Illinois GO	5.50%	12/1/2004	12,000	12,039
Illinois GO	5.00%	2/1/2005 (3)	4,500	4,537
Illinois GO	4.00%	12/1/2006	5,000	5,199
Illinois GO	5.00%	10/1/2007 (4)	9,000	9,712
Illinois GO	5.25%	11/1/2007 (3)	5,000	5,440
Illinois GO	5.00%	12/1/2007	5,475	5,918

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Illinois GO	5.00%	3/1/2008	$ 5,000	$ 5,421
Illinois GO	5.00%	3/1/2008	7,590	8,229
Illinois GO	5.25%	8/1/2008	14,500	15,938
Illinois GO	5.00%	10/1/2008 (4)	7,000	7,664
Illinois GO	5.00%	10/1/2008	12,000	13,114
Illinois GO	5.00%	10/1/2008	5,790	6,327
Illinois GO	5.25%	11/1/2008 (3)	4,000	4,422
Illinois GO	5.75%	1/1/2009 (3)	3,000	3,376
Illinois GO	5.25%	8/1/2009 (1)	2,135	2,378
Illinois GO	5.50%	8/1/2009	8,610	9,668
Illinois GO	5.00%	10/1/2009	14,800	16,316
Illinois Health Fac. Auth. Rev
(Advocate Health Care Network)	5.25%	8/15/2005 (ETM)	2,085	2,141
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.00%	6/1/2006 (1)	4,400	4,596
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2007 (1)	5,270	5,655
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	4.50%	12/1/2007 (4)	10,000	10,568
Illinois Health Fac. Auth. Rev
(Northwestern Memorial Hosp.) VRDO	1.74%	11/1/2004	9,100	9,100
Illinois Health Fac. Auth. Rev
Northwestern Memorial Hosp.) VRDO	1.76%	11/1/2004	6,900	6,900
Illinois Health Fac. Auth. Rev
(OSF Healthcare System) VRDO	1.74%	11/1/2004 LOC	4,300	4,300
Illinois Health Fac. Auth. Rev
(Univ. of Chicago Hosp. & Health Systems) VRDO	1.74%	11/1/2004 (1)	32,540	32,540
Illinois State Unemployment Insurance Fund
Building Receipts Rev	5.00%	12/15/2007 (4)	10,000	10,715
Illinois Student Assistance Comm. Student Loan Rev	5.70%	3/1/2006	4,000	4,041
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2008 (3)(ETM)	6,500	5,894
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2008 (3)	170	154
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2008 (3)(ETM)	1,220	1,106
Metro. Pier & Exposition Auth
Illinois Rev	5.25%	6/15/2008 (1)	3,250	3,565
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2009 (3)(ETM)	18,625	16,194
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.00%	6/1/2005 (3)	5,000	5,094
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.00%	6/1/2006 (3)	6,950	7,281
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.00%	6/1/2007 (3)	9,710	10,417
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.25%	6/1/2008 (3)	9,855	10,823
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.75%	11/8/2004	20,520	20,520

				407,618

Indiana (0.6%)
Indiana Office Building Comm. Fac. Rev
(New Castle Correctional Fac.)	5.25%	7/1/2008 (3)	3,040	3,327
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2005 (1)	1,345	1,379

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2007 (1)	$ 1,000	$ 1,081
Indianapolis IN Local Public Improvement Rev	5.50%	2/1/2007	12,255	13,172
Rockport IN PCR (AEP Generating Co.) PUT	4.05%	7/13/2006 (2)	21,000	21,686

				40,645

Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.)	2.65%	6/1/2006 (1)	15,000	15,136
Kansas Dept. of Transp. Highway Rev	7.25%	3/1/2006 (ETM)	5,820	6,233
Kansas Dept. of Transp. Highway Rev	5.50%	9/1/2006	6,000	6,382
Wichita KS Sales Tax Rev	5.00%	4/1/2007	2,610	2,787

				30,538

Kentucky (2.3%)
Jefferson County KY GO	0.00%	8/15/2005 (4)	4,780	4,713
Kenton County KY Airport Board Special Fac. Rev
(Airis Cincinnati LLC) VRDO	1.86%	11/8/2004	10,000	10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev
(Baptist Healthcare) VRDO	1.74%	11/1/2004 (1)	2,200	2,200
Kentucky Property & Building Comm. Rev	5.25%	2/1/2005	4,090	4,126
Kentucky Property & Building Comm. Rev	5.50%	8/1/2006 (4)	10,520	11,161
Kentucky Property & Building Comm. Rev	5.25%	2/1/2007 (4)	1,500	1,606
Kentucky Property & Building Comm. Rev	5.25%	8/1/2007 (4)	13,000	14,081
Kentucky Property & Building Comm. Rev	5.50%	8/1/2007	4,550	4,956
Kentucky Property & Building Comm. Rev	5.50%	8/1/2008	210	233
Kentucky Property & Building Comm. Rev	5.50%	8/1/2008 (ETM)	7,290	8,124
Kentucky Property & Building Comm. Rev	6.00%	10/1/2008	10,000	11,304
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	6.50%	7/1/2007 (2)	18,000	20,027
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	5.50%	7/1/2008 (2)	5,060	5,610
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	5.75%	7/1/2008 (4)	26,760	29,902
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	5.50%	7/1/2009 (2)*	15,000	16,866
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.25%	7/1/2008 (4)	2,345	2,550
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.25%	7/1/2010 (4)	2,700	2,963
Louisville & Jefferson County KY Regional Airport Auth
Special Fac. (UPS Worldwide Forwarding) VRDO	1.78%	11/1/2004	5,900	5,900

				156,322

Louisiana (0.9%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev	5.50%	12/1/2004 (4)	5,145	5,162
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev	5.50%	12/1/2005 (4)	3,790	3,939
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2005 (1)	8,300	8,374
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2006 (1)	8,740	9,102
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2007 (1)	9,190	9,838
Louisiana GO	5.25%	4/1/2006 (3)	9,335	9,772
Louisiana GO	5.25%	5/1/2008 (3)	7,405	8,131
Louisiana Offshore Terminal Auth. Deep Water Port Rev
(LOOP LLC Project) PUT	4.00%	9/1/2008	5,000	5,166
Louisiana Public Fac. Auth. Hosp. Rev
(Franciscan Missionaries)	5.50%	7/1/2005 (4)	5,865	6,007

				65,491

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Maryland (1.7%)
Anne Arundel County MD GO	5.00%	3/1/2008	$ 7,375	$ 8,025
Maryland Dept. of Transp	5.25%	2/1/2007	9,000	9,653
Maryland Dept. of Transp	5.00%	5/1/2009	18,200	20,114
Maryland GO	5.25%	3/1/2007	21,005	22,579
Maryland GO	5.25%	2/1/2008	5,000	5,477
Maryland GO	5.25%	3/1/2008	24,935	27,359
Washington Suburban Sanitation Dist
Maryland General Construction GO	5.25%	6/1/2007	10,000	10,817
Washington Suburban Sanitation Dist
Maryland Water Supply GO	5.25%	6/1/2009	12,785	14,274

				118,298

Massachusetts (3.9%)
Boston MA GO	5.00%	2/1/2008 (1)	5,000	5,423
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.25%	1/1/2006 (1)	15,170	15,690
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.25%	1/1/2007 (1)	15,070	15,931
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.40%	12/1/2005 (1)	1,385	1,401
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.50%	12/1/2006 (1)	1,670	1,696
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.55%	12/1/2007 (1)	2,255	2,291
Massachusetts GAN	5.75%	6/15/2007	9,650	10,540
Massachusetts GAN	5.75%	12/15/2008	16,210	18,236
Massachusetts GO	5.00%	1/1/2005	4,500	4,525
Massachusetts GO	5.00%	2/1/2006	6,120	6,354
Massachusetts GO	5.50%	2/1/2007 (1)	20,000	21,506
Massachusetts GO	5.25%	12/1/2007	10,000	10,890
Massachusetts GO	5.50%	2/1/2008 (1)	10,000	10,992
Massachusetts GO	5.00%	8/1/2008	10,000	10,903
Massachusetts GO	5.25%	8/1/2008 (Prere.)	7,945	8,819
Massachusetts GO	5.375%	8/1/2008	10,000	11,037
Massachusetts GO	5.75%	10/1/2008	6,710	7,520
Massachusetts GO	5.25%	1/1/2009	10,000	11,033
Massachusetts GO VRDO	1.78%	11/8/2004	6,500	6,500
Massachusetts GO VRDO	1.78%	11/8/2004	22,600	22,600
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.25%	7/1/2006	3,000	3,099
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.75%	7/1/2006	5,385	5,607
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.75%	7/1/2007	5,785	6,126
Massachusetts Health & Educ. Fac. Auth. Rev
(Partners Healthcare System)	5.00%	7/1/2007	2,200	2,356
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.50%	7/1/2008 (1)	15,400	17,022
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.00%	7/1/2009 (1)	14,110	15,499
Massachusetts Special Obligation Rev	7.50%	6/1/2007 (3)	16,425	18,621
Massachusetts Water Resources Auth. Rev. VRDO	1.75%	11/8/2004 (3)	1,000	1,000

				273,217

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Michigan (2.6%)
Detroit MI Capital Improvement GO	5.00%	4/1/2008 (4)	$ 7,275	$ 7,898
Detroit MI Capital Improvement GO	5.00%	4/1/2009 (4)	6,135	6,730
Detroit MI Sewer System Rev	5.00%	7/1/2010 (4)	8,510	9,405
Detroit MI Water Supply System VRDO	1.77%	11/8/2004 (3)	23,040	23,040
Greater Detroit MI Resource Recovery Auth	5.50%	12/13/2004 (2)	12,990	13,048
Michigan Building Auth. Rev	5.50%	10/15/2007	3,855	4,213
Michigan Building Auth. Rev	5.50%	10/15/2007	5,945	6,497
Michigan Building Auth. Rev	5.00%	10/15/2008 (1)	4,000	4,382
Michigan Building Auth. Rev	5.50%	10/15/2008	6,790	7,551
Michigan Building Auth. Rev	5.50%	10/15/2008	6,435	7,157
Michigan Comprehensive Transp. Rev	5.00%	5/15/2008 (4)	1,230	1,340
Michigan GO	5.25%	12/1/2005	5,750	5,962
Michigan Hosp. Finance Auth. Rev
(Genesys Regional Medical Center)	5.50%	10/1/2005 (ETM)	6,655	6,878
Michigan Muni. Bond Auth. Rev	5.00%	5/1/2007	6,420	6,872
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.50%	10/1/2006 (ETM)	7,575	8,083
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.25%	10/1/2007	10,190	11,080
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.50%	10/1/2007 (ETM)	9,405	10,304
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.25%	10/1/2008	11,960	13,219
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2007 (1)	6,000	6,377
Michigan Trunk Line Rev	5.00%	10/1/2006 (4)	1,000	1,056
Michigan Trunk Line Rev	5.00%	10/1/2007 (4)	1,000	1,079
Univ. of Michigan Univ. Rev	5.00%	4/1/2008	2,705	2,939
Wayne Charter County MI Airport Rev	5.25%	12/1/2006 (1)	6,620	7,026
Wayne Charter County MI Airport Rev
(Detroit Metro. Wayne County)	5.25%	12/1/2008 (3)	7,065	7,696
Western Township MI Sewage Disposal System Rev	5.25%	1/1/2008 (1)	3,700	4,034

				183,866

Minnesota (1.1%)
Minnesota GO	5.00%	8/1/2005	26,000	26,630
Minnesota GO	6.00%	8/1/2005	8,255	8,515
Minnesota GO	5.50%	6/1/2006	8,730	9,221
Minnesota GO	5.00%	8/1/2007	20,000	21,563
Minnesota Public Fac. Water PCR	5.50%	3/1/2009	4,500	5,039
Southern Minnesota Muni. Power Agency
Power Supply System Rev	5.00%	1/1/2009 (2)	5,000	5,488

				76,456

Mississippi (0.6%)
Mississippi Business Finance Corp. Solid Waste Disposal Rev
(Waste Management Inc.) PUT	3.35%	3/1/2009	7,000	6,882
Mississippi GO	5.00%	10/1/2006	10,160	10,736
Mississippi GO	5.75%	11/1/2007	5,000	5,515
Mississippi Hosp. Equipment & Fac. Auth. Rev
(Baptist Memorial Health) PUT	3.50%	10/1/2006	21,000	21,385

				44,518

Missouri (0.5%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.25%	6/1/2006	10,230	10,714

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Missouri Third State Building GO	5.00%	8/1/2008	$ 8,660	$ 9,484
Missouri Water Pollution Control GO	5.00%	10/1/2008	11,350	12,462

				32,660

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.00%	12/30/2008 (2)	20,500	22,288

Nebraska (1.2%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO	1.76%	11/8/2004	34,896	34,896
Nebraska Public Power Dist. Rev	5.00%	1/1/2007 (1)	9,000	9,567
Nebraska Public Power Dist. Rev	5.25%	1/1/2009 (1)	20,000	21,890
Omaha NE Public Power Dist. Electric Rev	4.50%	2/1/2008	14,655	15,657

				82,010

Nevada (2.6%)
Clark County NV GO	5.00%	11/1/2004	6,570	6,571
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2007	4,410	4,735
Clark County NV Passenger Fac. Rev
(Las Vegas McCarran International Airport)	6.25%	7/1/2005 (1)	4,310	4,432
Clark County NV School Dist. GO	5.00%	6/15/2005 (1)	13,330	13,597
Clark County NV School Dist. GO	5.00%	6/15/2007 (1)	13,475	14,468
Clark County NV School Dist. GO	5.25%	6/15/2007 (4)	12,335	13,322
Clark County NV School Dist. GO	5.00%	6/1/2008 (3)	30,735	33,492
Clark County NV School Dist. GO	5.00%	6/15/2008 (1)	6,000	6,541
Clark County NV School Dist. GO	5.50%	6/15/2008 (4)	33,555	37,162
Clark County NV School Dist. GO	4.00%	6/1/2009 (3)	16,265	17,212
Clark County NV School Dist. GO	5.25%	6/15/2009 (1)†	16,920	18,823
Nevada GO	5.00%	3/1/2008	5,000	5,348
Nevada GO	5.25%	5/15/2009	7,625	8,315

				184,018

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.25%	12/3/2007 (2)	6,950	7,078
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.50%	2/1/2009	22,000	21,996
New Hampshire GO	5.00%	11/1/2008	6,000	6,579

				35,653

New Jersey (3.1%)
Garden State Preservation Trust New Jersey	5.25%	11/1/2009 (4)	4,500	5,028
New Jersey Building Auth. Rev	5.25%	12/15/2006 (2)	5,000	5,339
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	19,500	20,491
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2008	16,085	17,551
New Jersey Econ. Dev. Auth. Rev
(Waste Management New Jersey Inc.) PUT	4.00%	11/1/2004	5,000	5,000
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2007	5,960	6,520
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2008	6,280	7,003
New Jersey GO	5.00%	2/1/2007	4,500	4,790
New Jersey GO	5.00%	7/15/2007	10,000	10,749
New Jersey Transit Corp. Capital GAN	5.75%	2/1/2007 (2)	15,000	16,202
New Jersey Transp. Corp. COP	5.50%	9/15/2007 (2)	4,735	5,150
New Jersey Transp. Corp. COP	5.50%	9/15/2008 (2)	25,000	27,695
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2005 (2)	10,000	10,259
New Jersey Transp. Trust Fund Auth. Rev	5.00%	12/15/2006	26,000	27,551

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2007	$ 5,665	$ 6,138
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2007 (ETM)	10,000	10,869
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007	25,530	27,846

				214,181

New Mexico (1.3%)
Farmington NM PCR (Public Service-San Juan Project) PUT	2.10%	4/1/2006	6,000	5,968
Farmington NM PCR (Public Service-San Juan Project) PUT	2.10%	4/1/2006	13,000	12,931
New Mexico Educ. Assistance Funding Student Loan Rev	6.60%	3/1/2005	4,130	4,137
New Mexico GO	5.00%	3/1/2007	12,130	12,944
New Mexico GO	5.00%	9/1/2007	9,515	10,259
New Mexico GO	5.00%	9/1/2008	5,000	5,469
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2005 (2)	3,000	3,060
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2005	4,740	4,834
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2007 (2)	2,500	2,684
New Mexico Highway Comm. Tax Rev	5.25%	6/15/2007	7,540	8,129
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2008	9,335	10,181
New Mexico Severance Tax Rev	5.00%	7/1/2007	6,800	7,304

				87,900

New York (8.1%)
Long Island NY Power Auth. Electric System Rev	5.00%	6/1/2006	10,000	10,432
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2005	10,370	10,666
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007	9,700	10,718
New York City NY Cultural Resources Rev
(American Museum of Natural History)	3.10%	4/4/2007 (1)	5,000	5,097
New York City NY GO	5.00%	8/1/2008	25,535	27,724
New York City NY GO	5.25%	8/1/2008	7,670	8,396
New York City NY GO	5.25%	8/1/2008 (3)	10,000	11,022
New York City NY GO	5.25%	8/1/2008	16,450	18,006
New York City NY GO	5.00%	8/1/2009	7,000	7,666
New York City NY GO	5.25%	8/1/2009	35,110	38,836
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.00%	6/15/2005	25,000	25,502
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.25%	6/15/2006	30,000	31,595
New York City NY Transitional Finance Auth
Rev. Future Tax	5.00%	11/1/2008	15,000	16,447
New York City NY Transitional Finance Auth
Rev. Future Tax	5.00%	11/1/2009	5,000	5,528
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	21,200	21,200
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	25,600	25,600
New York State Dormitory Auth. Rev	5.00%	8/15/2009 (4)	1,900	2,091
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT	3.00%	12/1/2008 (2)	8,300	8,313
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.00%	6/15/2008	9,415	10,302
New York State Housing Finance Agency Rev
(Chelsea Apartments) VRDO	1.80%	11/8/2004	20,000	20,000
New York State Housing Finance Agency Rev
Nursing Home & Health Care)	4.40%	11/1/2004 (1)	8,030	8,031
New York State Power Auth. Rev	5.50%	11/15/2007	13,565	14,887
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2007 (1)	4,000	4,306

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.00%	4/1/2008 (1)	$ 6,000	$ 6,536
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2008 (2)	13,220	14,510
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2008 (1)	3,730	4,094
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.00%	4/1/2009 (1)	4,000	4,407
New York State Thruway Auth. Rev
(Service Contract)	5.00%	4/1/2007	21,370	22,821
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008	13,100	14,171
New York State Thruway Auth. Rev. (Service Contract)	5.00%	4/1/2008	23,480	25,490
New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005	32,000	32,092
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006	5,000	5,173
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2007	14,865	15,772
New York State Urban Dev. Corp. Rev
(Personal Income Tax)	5.00%	12/15/2006	10,000	10,608
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,362
Tobacco Settlement Financing Corp. NY Rev	5.00%	6/1/2008	5,000	5,389
Tobacco Settlement Financing Corp. NY Rev	5.25%	6/1/2013	4,325	4,657
Triborough Bridge & Tunnel Auth. New York Rev	5.00%	11/15/2005	10,000	10,325
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2008	14,000	15,492
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.76%	11/8/2004	25,000	25,000

				563,264

North Carolina (2.5%)
Durham NC GO	5.00%	2/1/2008	5,340	5,806
Mecklenburg County NC GO	4.00%	2/1/2009	10,500	11,133
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010	25,745	27,984
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2010	5,400	5,901
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2011	8,000	8,769
North Carolina GO	5.00%	5/1/2007	9,890	10,613
North Carolina GO	5.00%	3/1/2008	5,000	5,444
North Carolina GO	5.00%	3/1/2009	50,000	55,080
North Carolina Muni. Power Agency Rev	5.00%	1/1/2005	3,000	3,015
North Carolina Muni. Power Agency Rev	8.00%	1/1/2006 (2)	18,000	19,242
Wake County NC Public Improvement GO	4.50%	3/1/2007	8,500	8,990
Wake County NC Public Improvement GO	5.00%	4/1/2007	8,000	8,569

				170,546

Ohio (5.2%)
Cleveland OH Airport System Rev	5.50%	1/1/2008 (4)	8,070	8,750
Cleveland OH Airport System Rev. VRDO	1.77%	11/8/2004 (4)	18,600	18,600
Columbus OH GO	5.00%	7/1/2007	5,410	5,821
Columbus OH GO	5.00%	7/1/2007	7,395	7,957
Kent State Univ. Ohio VRDO	1.75%	11/8/2004 (1)	74,820	74,820
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.00%	10/1/2006	5,000	5,249
Lorain County OH Hosp. Fac. Rev
Catholic Healthcare Partners)	5.25%	10/1/2007	5,000	5,368
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.25%	10/1/2008	6,945	7,548
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT	5.80%	12/1/2004	3,500	3,510
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008 (2)	5,000	5,060

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2009 (1)	$ 11,580	$ 12,788
Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2009 (1)	11,680	12,899
Ohio Common Schools GO	5.00%	3/15/2007	3,370	3,599
Ohio Common Schools GO	4.00%	9/15/2007	7,920	8,325
Ohio Common Schools GO	5.00%	3/15/2008	3,195	3,473
Ohio Common Schools PUT	2.45%	9/14/2007	10,000	10,059
Ohio GO	5.75%	6/15/2005	5,810	5,953
Ohio GO	0.00%	9/1/2007	5,000	4,670
Ohio GO	5.00%	3/15/2008	3,000	3,261
Ohio GO	5.00%	8/1/2008	14,800	16,170
Ohio Higher Educ. Capital Fac. Rev	5.75%	5/1/2007	6,930	7,549
Ohio Higher Educ. Capital Fac. Rev	5.50%	12/1/2007	24,500	26,893
Ohio Higher Educ. Capital Fac. Rev	5.50%	12/1/2008	18,440	20,597
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.82%	11/8/2004	1,500	1,500
Ohio Highway Capital Improvements Rev	5.50%	5/1/2006	22,500	23,704
Ohio Highway Capital Improvements Rev	5.00%	5/1/2007	5,000	5,361
Ohio Highway Capital Improvements Rev	5.00%	5/1/2007	5,590	5,990
Ohio Highway Capital Improvements Rev	5.00%	5/1/2008	4,000	4,358
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	3,905	4,157
Ohio Infrastructure Improvement GO	5.25%	8/1/2006	3,995	4,221
Ohio Infrastructure Improvement GO	5.25%	8/1/2006	3,780	3,994
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008	6,225	6,787
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008	5,475	5,969
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.79%	11/1/2004	8,200	8,200
Ohio State Univ. General Receipts Rev. VRDO	1.76%	11/8/2004	3,300	3,300
Ohio State Univ. General Receipts Rev. VRDO	1.79%	11/8/2004	2,000	2,000
Ohio Water Dev. Auth. PCR	5.25%	12/1/2009	3,625	4,059

				362,519

Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev	5.75%	6/1/2006 (4)	18,250	19,344
Oklahoma County OK GO	5.00%	2/1/2007 (3)	5,700	6,069
Tulsa County OK Ind. Auth. Rev	5.00%	1/1/2006 (2)	6,450	6,684
Tulsa County OK Ind. Auth. Rev	5.00%	7/1/2006 (2)	6,450	6,776
Tulsa County OK Ind. Auth. Rev	5.00%	1/1/2007 (2)	6,450	6,861
Tulsa County OK Ind. Auth. Rev	5.00%	5/15/2007	6,610	7,078
Tulsa County OK Ind. Auth. Rev	5.00%	5/15/2008	5,000	5,437

				58,249

Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.50%	5/1/2005	7,000	7,124
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.50%	5/1/2007	6,000	6,458
Oregon State Dept. Administrative Services	5.00%	9/1/2007 (4)	10,900	11,758

				25,340

Pennsylvania (4.3%)
Allegheny County PA Hosp. Dev. Auth. Rev
(Univ. of Pittsburgh)	5.50%	6/15/2007	3,000	3,213
Delaware River Joint Toll Bridge Comm
Pennsylvania & New Jersey Rev	5.00%	7/1/2008	4,365	4,745
Erie PA Higher Educ. Building Auth. Rev
(Gannon Univ.) PUT	2.25%	1/15/2007 LOC	4,200	4,186

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Northampton County PA General Purpose Auth
Univ. Rev. (Lehigh Univ.) VRDO	1.75%	11/8/2004	$ 5,995	$ 5,995
Pennsylvania GO	5.00%	2/1/2007	7,260	7,735
Pennsylvania GO	5.50%	7/1/2007 (1)	26,395	28,743
Pennsylvania GO	5.00%	2/1/2008	7,930	8,606
Pennsylvania GO	5.25%	2/1/2008	50,000	54,654
Pennsylvania GO	5.00%	8/1/2010	6,210	6,803
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	5,600	5,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
Pennsylvania Health System Obligated Group) VRDO	1.75%	11/8/2004 LOC	10,400	10,400
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.00%	6/15/2006 (3)	26,400	27,694
Pennsylvania State Univ. Rev	5.00%	3/1/2008	8,025	8,719
Philadelphia PA Gas Works Rev	5.25%	7/1/2007 (4)	4,525	4,871
Philadelphia PA Gas Works Rev	5.25%	7/1/2009 (4)	8,885	9,848
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007 (1)	18,250	19,516
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	2,000	2,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	3,000	3,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	11,870	11,870
Philadelphia PA IDA Rev. (Philadelphia Airport System)	6.00%	6/15/2005 (3)	4,835	4,957
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2005 (3)	3,775	3,867
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.00%	7/1/2006 (3)	3,700	3,873
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2007 (3)	3,905	4,195
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2009 (3)	4,085	4,496
Philadelphia PA Water & Waste Water Rev. VRDO	1.74%	11/8/2004 (2)	6,490	6,490
Philadelphia PA Water & Waste Water Rev. VRDO	1.75%	11/8/2004 (4)	20,650	20,650
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	1.78%	11/8/2004 (2)	800	800
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	1.78%	11/8/2004 (2)	5,000	5,000
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	1.79%	11/8/2004 (2)	5,400	5,400
Sayre PA Health Care Fac. Auth. Rev
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	1.79%	11/8/2004 (2)	5,500	5,500
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008 (2)	4,500	4,810
York County PA Solid Waste & Refuse Auth. Rev	5.25%	12/1/2008 (3)	2,485	2,753

				300,989

Puerto Rico (0.8%)
Puerto Rico GO	5.00%	7/1/2009 (ETM)	460	509
Puerto Rico GO	5.00%	7/1/2009	3,595	3,936
Puerto Rico GO	5.00%	7/1/2012	16,000	17,311
Puerto Rico Highway & Transp. Auth. Rev	5.00%	7/1/2007	15,000	16,055
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007	20,000	21,066

				58,877

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Rhode Island (0.5%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.00%	6/15/2006	$ 5,000	$ 5,239
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.00%	6/15/2007	5,000	5,355
Rhode Island Housing & Mortgage Finance Corp. Rev	3.75%	8/11/2005	10,250	10,395
Rhode Island Housing & Mortgage Finance Corp. Rev	2.25%	3/15/2007	3,615	3,623
Rhode Island Housing & Mortgage Finance Corp. Rev	2.50%	3/15/2007	4,945	4,957
Rhode Island State & Providence Plantations GO	5.00%	8/1/2008 (1)	3,795	4,146
Rhode Island State & Providence Plantations GO	5.00%	11/1/2008 (3)	3,545	3,887

				37,602

South Carolina (0.7%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.00%	12/1/2008	1,745	1,906
Charleston SC Educ. Excellence Financing Corp. Rev	5.00%	12/1/2009	2,245	2,467
South Carolina GO	5.75%	1/1/2006	5,000	5,226
South Carolina GO	5.50%	4/1/2008	14,515	16,060
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2004 (ETM)	3,245	3,265
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2005 (ETM)	3,500	3,690
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	6.70%	12/15/2006 (ETM)	2,640	2,882
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2007 (ETM)	5,265	5,980
South Carolina Public Service Auth. Rev	5.00%	1/1/2007	5,000	5,304

				46,780

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev
(Sioux Valley Hosp. & Health System) PUT	4.85%	5/1/2006	15,000	15,561

Tennessee (2.3%)
Johnson City TN Health & Educ. Rev
(Johnson City Medical Center)	5.00%	7/1/2005 (1)(ETM)	4,265	4,350
Knox County TN GO	5.00%	4/1/2009 †	3,275	3,596
Memphis TN Electric System Rev	5.00%	12/1/2005	16,465	17,014
Memphis TN Electric System Rev	5.00%	12/1/2006	10,770	11,409
Memphis TN Electric System Rev	5.00%	12/1/2007 (4)	13,875	14,986
Memphis TN Electric System Rev	5.00%	12/1/2008 (4)	58,050	63,529
Memphis TN GO	4.00%	10/1/2006	4,200	4,360
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2006	10,000	10,627
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2007	20,470	22,269
Metro. Govt. of Nashville & Davidson County TN GO	5.00%	10/15/2008	5,000	5,481
Shelby County TN GO	5.00%	4/1/2008	4,550	4,950

				162,571

Texas (10.9%)
Austin TX Combined Util. System Rev	5.60%	5/15/2005 (1)(Prere.)	15,000	15,311
Austin TX Combined Util. System Rev	5.375%	11/15/2005	4,820	4,858
Austin TX Public Improvement GO	5.25%	9/1/2005	10,000	10,283
Austin TX Public Improvement GO	5.25%	9/1/2009	7,545	8,200
Austin TX Water & Wastewater System Rev	5.25%	11/15/2005 (2)	10,000	10,352
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	20,000	20,612
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011	5,695	6,168

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Brazos River TX Harbor Navigation Dist
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.75%	5/15/2007	$ 11,050	$ 11,515
Brazos River TX Harbor Navigation Dist
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.20%	5/15/2008	9,000	9,592
Central Texas Higher Educ. Auth	5.50%	12/1/2005	5,000	5,164
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2006 (2)	1,750	1,813
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2007 (2)	2,500	2,656
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2008 (2)	2,975	3,219
Cypress-Fairbanks TX Independent School Dist
Unlimited Tax Schoolhouse PUT	4.50%	8/15/2006	10,000	10,420
Cypress-Fairbanks TX Independent School Dist
Unlimited Tax Schoolhouse PUT	5.00%	8/15/2007	12,750	13,665
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2006 (3)	2,150	2,285
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2007 (3)	3,000	3,246
Dallas-Fort Worth TX Regional Airport Rev	7.80%	11/1/2004 (3)	4,655	4,657
El Paso TX GO	5.50%	8/15/2007 (4)	6,860	7,478
El Paso TX GO	5.50%	8/15/2008 (4)	2,465	2,736
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,528
Fort Worth TX GO	5.00%	3/1/2006	1,250	1,300
Fort Worth TX GO	5.00%	3/1/2007	2,500	2,665
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO	1.79%	11/1/2004	1,500	1,500
Harris County TX GO	0.00%	8/15/2007 (3)	3,000	2,805
Harris County TX Health Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO	1.74%	11/1/2004	28,300	28,300
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.)	5.25%	2/15/2007	3,000	3,171
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.)	5.25%	2/15/2008	2,500	2,684
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	87,080	87,080
Harris County TX Health Fac. Dev. Corp. Rev
(Young Men's Christian Assoc. of Greater Houston) VRDO	1.74%	11/1/2004 LOC	5,500	5,500
Harris County TX Toll Road Rev	6.00%	8/1/2009 (3)	4,750	5,443
Houston TX Airport System Rev	6.00%	7/1/2008 (4)	6,385	7,091
Houston TX GO	5.00%	3/1/2005 (1)	3,055	3,088
Houston TX GO	5.00%	3/1/2005 (1)(ETM)	1,445	1,461
Houston TX GO	5.30%	4/1/2005 (Prere.)	6,055	6,145
Houston TX GO	5.00%	3/1/2006 (1)	4,255	4,428
Houston TX GO	5.00%	3/1/2006 (1)(ETM)	5,745	5,978
Houston TX GO	5.50%	3/1/2007	11,205	12,074
Houston TX Independent School Dist. GO	0.00%	2/15/2006	4,000	3,895
Houston TX Water & Sewer System Rev	6.20%	12/1/2005 (1)(Prere.)	9,075	9,500
Houston TX Water & Sewer System Rev	0.00%	12/1/2006 (2)	5,000	4,776
Houston TX Water & Sewer System Rev	5.50%	12/1/2007 (4)(ETM)	12,500	13,720
Lower Colorado River Auth. Texas Rev	6.00%	5/15/2007 (4)	3,000	3,287
Lubbock TX Health Fac. Dev. Corp. Rev
(St. Joseph's Health System)	5.00%	7/1/2005 (4)	7,610	7,770
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	4.55%	11/1/2006	38,970	40,477

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

North East TX Independent School Dist. GO	6.50%	10/1/2005	$ 4,075	$ 4,247
North East TX Independent School Dist. GO	6.50%	10/1/2006	4,350	4,715
North East TX Independent School Dist. GO	5.00%	8/1/2008	7,810	8,530
North Texas Tollway Auth
(Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008 (4)	6,000	6,523
North Texas Tollway Auth
(Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008 (2)	5,000	5,436
Northside TX Independent School Dist. PUT	3.60%	8/1/2009	12,500	12,521
Plano TX GO	5.00%	9/1/2005	5,975	6,131
Plano TX GO	5.25%	9/1/2006	5,030	5,322
Round Rock TX Independent School Dist. GO	0.00%	8/15/2009 (1)	6,750	5,826
San Antonio TX Electric & Gas Rev	5.00%	2/1/2008	14,000	15,171
San Antonio TX Electric & Gas Rev	5.25%	2/1/2008	10,000	10,914
San Antonio TX Electric & Gas Rev	5.25%	2/1/2008	2,045	2,232
San Antonio TX Electric & Gas Rev	5.00%	2/1/2009	7,400	8,112
San Antonio TX GO	5.00%	2/1/2007	4,545	4,835
San Antonio TX GO	5.00%	2/1/2008	1,815	1,966
San Antonio TX GO	6.00%	8/1/2008	2,145	2,413
San Antonio TX Hotel Occupancy Tax Rev	5.00%	8/15/2008 (2)	10,000	10,855
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2005	5,725	5,699
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2006	5,710	5,565
Texas A & M Univ. Rev. Financing System	5.00%	5/15/2007	4,925	5,273
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev	5.35%	3/1/2033 (1)	10,085	10,617
Texas GO Public Finance Auth	5.00%	10/1/2005	22,500	23,147
Texas GO Public Finance Auth	5.50%	10/1/2006	4,000	4,263
Texas GO Public Finance Auth	5.75%	10/1/2006 (Prere.)	15,855	16,980
Texas GO Public Finance Auth	5.25%	10/1/2007	15,240	16,553
Texas Public Building Auth. Building Rev
Capital Appreciation	0.00%	8/1/2007 (1)(ETM)	10,000	9,366
Texas TRAN	3.00%	8/31/2005	50,000	50,499
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2007	7,675	8,223
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008	36,300	39,478
Texas Water Dev. Board Rev. VRDO	1.75%	11/1/2004	4,700	4,700
Trinity River Auth. Texas Regional Wastewater Rev	5.00%	8/1/2005 (1)	7,265	7,439
Univ. of Houston TX Rev	5.25%	2/15/2008 (4)	5,435	5,936
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2007	5,000	5,384

				758,767

Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev	5.00%	7/1/2007 (4)	5,000	5,368
Salt Lake County UT GO	5.50%	12/15/2007	5,870	6,460
Utah County UT Hosp. Rev
(Intermountain Health Care Health Services)	5.00%	5/15/2005	2,000	2,034
Utah County UT Hosp. Rev
(Intermountain Health Care Health Services)	5.00%	5/15/2006	2,000	2,088
Utah Muni. Finance Coop. Local Govt. Rev	0.00%	3/1/2011 (4)	6,000	4,782

				20,732

Vermont (0.1%)
Vermont GO	5.00%	2/1/2008	4,855	5,275

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Virginia (1.9%)
Loudoun County VA GO	5.25%	11/1/2008	$ 4,410	$ 4,888
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2005	7,345	7,406
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2008	10,885	11,813
Virginia Commonwealth Transp. Board
Federal Highway Rev	5.50%	10/1/2006	18,500	19,729
Virginia Commonwealth Transp. Board
Federal Highway Rev	5.75%	10/1/2007	8,150	8,977
Virginia Commonwealth Transp. Board
Federal Highway Rev	5.00%	10/1/2008	15,160	16,615
Virginia GO	5.00%	6/1/2007	9,720	10,453
Virginia Public Building Auth. Rev	4.50%	8/1/2008	11,515	12,384
Virginia Public Building Auth. Rev	5.00%	8/1/2009	7,040	7,775
Virginia Public School Auth. Rev	5.25%	8/1/2007	5,185	5,619
Virginia Public School Auth. Rev	5.00%	8/1/2008	4,075	4,455
Virginia Public School Auth. Rev	5.25%	8/1/2008	6,950	7,660
Virginia Public School Educ. Technology Notes	5.00%	4/15/2006	10,965	11,453

				129,227

Washington (2.1%)
Douglas County WA Public Util. Dist. No.1 Rev
(Wells Hydroelectric Project)	5.00%	9/1/2007 (1)	2,665	2,870
Douglas County WA Public Util. Dist. No.1 Rev
(Wells Hydroelectric Project)	5.00%	9/1/2008 (1)	1,250	1,365
King County WA GO	5.00%	6/1/2007	10,000	10,717
King County WA Sewer Rev	5.00%	1/1/2007 (4)	5,000	5,311
King County WA Sewer Rev	5.25%	1/1/2008 (4)	5,000	5,447
Port of Seattle WA GO	5.00%	11/1/2007 (4)	9,955	10,689
Port of Seattle WA GO	5.00%	11/1/2008 (4)	6,055	6,582
Port of Seattle WA GO	5.00%	11/1/2008 (4)	10,455	11,365
Port of Seattle WA Passenger Fac. Charge Rev	5.00%	12/1/2004 (2)	7,465	7,485
Port of Seattle WA Rev	5.25%	9/1/2007 (3)	3,000	3,222
Port of Seattle WA Rev	5.50%	9/1/2008 (3)	3,815	4,179
Seattle WA GO	5.00%	7/1/2007	5,315	5,712
Seattle WA Muni. Light & Power Rev	4.00%	12/1/2006 (4)	5,000	5,199
Seattle WA Water System Rev	4.50%	9/1/2007 (1)	6,625	7,041
Spokane WA Regional Solid Waste
Management System Rev	6.25%	1/1/2005 (2)	8,975	9,041
Spokane WA Regional Solid Waste
Management System Rev	6.50%	1/1/2007 (2)	8,650	9,405
Washington GO	6.00%	7/1/2005	6,500	6,681
Washington GO	5.50%	9/1/2007	13,130	14,314
Washington GO	6.25%	9/1/2007	4,285	4,756
Washington GO	5.50%	9/1/2008 (4)	4,650	5,166
Washington GO	5.75%	9/1/2008	4,000	4,475
Washington GO	6.25%	9/1/2008	3,725	4,231

				145,253

West Virginia (0.3%)
West Virginia GO	0.00%	11/1/2005 (3)	3,850	3,781
West Virginia GO	0.00%	11/1/2006 (3)	6,850	6,571
West Virginia GO	5.50%	6/1/2007 (4)	5,000	5,428
West Virginia GO	5.50%	6/1/2008 (4)	3,000	3,322

				19,102

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wisconsin (1.1%)
Milwaukee WI GO	6.00%	2/1/2006	$ 6,675	$ 7,008
Milwaukee WI GO	5.00%	8/1/2008	2,525	2,755
Wisconsin GO	4.00%	5/1/2006 (1)	16,820	17,332
Wisconsin GO	6.125%	11/1/2006	7,210	7,785
Wisconsin GO	5.00%	5/1/2007 (3)	6,200	6,638
Wisconsin GO	5.00%	5/1/2008	8,055	8,760
Wisconsin GO	5.00%	5/1/2009	13,745	15,105
Wisconsin Transp. Rev	5.00%	7/1/2008 (3)	8,750	9,545

				74,928

TOTAL MUNICIPAL BONDS (Cost $6,788,870)				6,893,953

TEMPORARY CASH INVESTMENT (0.1%)			Shares

Vanguard Municipal Cash Management Fund, 1.67%**
(Cost 6,119)			6,119,487	6,119

TOTAL INVESTMENTS (99.3%)
(Cost 6,794,989)				6,900,072

OTHER ASSETS AND LIABILITIES (0.7%)

Other Assets—Note B				118,465
Liabilities				(70,119)

				48,346

NET ASSETS (100%)				$ 6,948,418

^	See Note A in Notes to Financial Statements.
*	Securities with an aggregate value of 1,687,000 have been segregated as initial margin for open futures contracts.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	6,882,650
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(40,095)
Unrealized Appreciation
Investment Securities	105,083
Futures Contracts	780

NET ASSETS	6,948,418

Investor Shares—Net Assets
Applicable to 324,065,354 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	3,553,295

NET ASSET VALUE PER SHARE—INVESTOR SHARES	10.96

Admiral Shares—Net Assets
Applicable to 309,639,454 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	3,395,123

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	10.96

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.4%)
Alabama (0.7%)
Alabama GO	5.25%	6/1/2012	$ 5,105	$ 5,723
Alabama GO	5.25%	6/1/2013	5,105	5,723
Alabama GO	5.25%	6/1/2014	5,155	5,763
Alabama GO	5.25%	6/1/2015	3,455	3,812
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	19,890	20,175
Jefferson County AL Sewer Rev. (Capital Improvement)	5.00%	8/1/2012 (3)(Prere.)	15,040	16,889
Jefferson County AL Sewer Rev
(Capital Improvement) VRDO	1.76%	11/8/2004 (10)	25,000	25,000
Jefferson County AL Sewer Rev
(Capital Improvement) VRDO	1.76%	11/8/2004 (10)	5,300	5,300

				88,385

Alaska (0.3%)
Anchorage AK Electric Rev	8.00%	12/1/2011 (1)	5,395	6,989
Matanuska-Susitna Borough AK GO	5.50%	3/1/2012 (3)	6,000	6,875
North Slope Borough AK GO	0.00%	6/30/2010 (1)	8,000	6,597
Valdez AK Marine Terminal Rev
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	18,375	18,353

				38,814

Arizona (2.0%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2014	11,030	12,504
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2015	5,000	5,641
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2016	5,500	6,188
Arizona School Fac. Board Rev. COP	5.00%	9/1/2011 (1)	10,000	11,138
Arizona Transp. Board Highway Rev	6.00%	7/1/2010	25,000	28,997
Arizona Transp. Board Highway Rev	5.25%	7/1/2018	4,000	4,442
Arizona Transp. Board Highway Rev	5.25%	7/1/2019	4,110	4,541
Arizona Transp. Board Highway Rev	5.00%	7/1/2022	8,630	9,223
Arizona Transp. Board Highway Rev	5.00%	7/1/2023	8,180	8,682
Arizona Transp. Board Highway Rev	5.00%	7/1/2024	2,000	2,115
Maricopa County AZ Rev. (Samaritan Health Service)	7.15%	12/1/2005 (1)(ETM)	2,685	2,763
Maricopa County AZ USD	0.00%	1/1/2007 (3)	6,000	5,717
Maricopa County AZ USD	5.00%	7/1/2010 (4)	7,230	8,023
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2009 (4)	4,795	5,256
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2010 (4)	2,500	2,731
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2011 (4)	3,000	3,277
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev	5.375%	7/1/2012 (3)	9,645	10,862
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev	5.375%	7/1/2013 (3)	5,000	5,631
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev	5.375%	7/1/2014 (3)	6,820	7,681
Phoenix AZ Civic Improvement Corp. Water System Rev	5.95%	7/1/2006 (Prere.)	6,600	7,038
Phoenix AZ Civic Improvement Corp. Water System Rev	5.50%	7/1/2014 (3)	4,215	4,805
Phoenix AZ GO	7.50%	7/1/2008	5,000	5,880
Phoenix AZ Highway Rev. GO	9.25%	7/1/2007	4,000	4,725
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	1.48%	12/20/2004	36,500	36,483
Tucson AZ GO	7.375%	7/1/2013	4,500	5,798

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Tucson AZ USD	7.50%	7/1/2006 (3)	$ 8,840	$ 9,635
Yavapai County AZ IDA Solid Waste Disposal Project Rev
(Waste Management Inc.) PUT	4.625%	6/1/2005	13,500	13,647

				233,423

California (9.7%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	1.77%	11/8/2004 LOC	6,500	6,500
California Dept. of Veteran Affairs Rev	5.45%	12/1/2019 (2)	3,780	3,875
California GO	7.10%	6/1/2005	12,495	12,869
California GO	7.00%	10/1/2005 (1)	5,000	5,237
California GO	11.00%	3/1/2006	13,185	14,729
California GO	5.70%	8/1/2007	1,000	1,029
California GO	5.75%	8/1/2008 (3)	855	880
California GO	6.30%	9/1/2010	4,000	4,679
California GO	5.25%	10/1/2013 (1)	6,115	6,949
California GO	5.25%	2/1/2014	20,000	22,407
California GO	5.25%	11/1/2014	10,000	11,221
California GO	5.00%	3/1/2015	11,910	13,146
California GO	5.25%	11/1/2015	10,225	11,405
California GO	6.00%	4/1/2018	11,980	14,353
California GO	5.00%	12/1/2018	8,665	9,363
California GO	5.125%	11/1/2023	7,000	7,385
California GO CP	1.47%	12/8/2004 LOC	7,294	7,291
California Health Fac. Finance Auth. Rev
(Catholic Healthcare West)	6.25%	7/1/2005 (1)	5,875	6,046
California Health Fac. Finance Auth. Rev
(Catholic Healthcare West)	6.25%	7/1/2006 (1)	5,000	5,348
California Health Fac. Finance Auth. Rev
(Catholic Healthcare West)	6.25%	7/1/2007 (1)	5,290	5,731
California PCR Financing Auth. Rev
(Southern California Edison Co.) PUT	2.00%	3/1/2006	31,000	30,951
California Public Works Board Lease Rev
(Dept. of Corrections)	6.00%	1/1/2008 (2)	14,865	15,831
California Public Works Board Lease Rev
(Dept. of Corrections)	5.375%	11/1/2011	6,500	6,978
California Public Works Board Lease Rev
(Dept. of Corrections)	5.375%	11/1/2012	7,990	8,578
California Public Works Board Lease Rev
(Dept. of Corrections)	5.50%	1/1/2015 (2)	5,000	5,302
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,899
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	7,136
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,492
California Public Works Board Lease Rev
(Univ. of California)	6.10%	12/1/2005 (2)	6,515	6,539
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2012 (1)	8,000	9,160
California State Dept. of Water Resources
Power Supply Rev	6.00%	5/1/2013	20,000	23,362
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2014 (2)	10,000	11,437

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2015 (2)	$ 61,875	$ 70,628
California State Dept. of Water Resources
Power Supply Rev	6.00%	5/1/2015	15,000	17,539
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2016 (2)	77,880	88,849
California State Dept. of Water Resources
Power Supply Rev	5.375%	5/1/2018 (2)	37,000	41,002
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.70%	11/1/2004 LOC	9,300	9,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 LOC	1,300	1,300
California State Econ. Recovery Bonds	5.00%	7/1/2015	93,700	104,249
California State Econ. Recovery Bonds	5.00%	7/1/2016	7,000	7,538
California State Econ. Recovery Bonds VRDO	1.73%	11/8/2004 LOC	26,055	26,055
California Statewide Community Dev. Auth. Rev
(Catholic Healthcare West)	6.00%	7/1/2009	2,965	3,302
California Statewide Community Dev. Auth. Rev
(Irvine Apartments) PUT	4.90%	5/15/2008	73,000	77,435
California Statewide Community Dev. Auth. Rev
(Irvine Apartments) PUT	5.10%	5/17/2010 †	8,750	9,292
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,851
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	4.70%	6/1/2009	55,000	58,607
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	45,000	47,340
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.50%	11/1/2011 (1)	5,660	6,236
East Bay CA Muni. Util. Dist. Water System Rev	5.25%	6/1/2017 (1)	8,110	8,969
Fresno CA Sewer Rev	6.25%	9/1/2014 (2)	12,000	14,718
Long Beach CA Harbor Rev	5.75%	5/15/2013	7,630	8,554
Los Angeles CA Dept. of Water & Power Rev	5.25%	7/1/2015	20,000	22,091
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2011 (2)	5,865	6,551
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2012 (2)	6,190	6,936
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2013 (2)	6,535	7,317
Los Angeles CA USD GO	5.25%	7/1/2020 (4)	10,105	11,077
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.50%	7/1/2010 (4)	51,070	60,502
Northern California Power Agency (Hydroelectric Project)	6.10%	7/1/2005 (1)	5,575	5,734
Northern California Power Agency (Hydroelectric Project)	6.20%	7/1/2006 (1)	5,940	6,353
Northern California Power Agency (Hydroelectric Project)	6.25%	7/1/2007 (1)	6,685	7,398
Port of Oakland CA Rev	5.25%	11/1/2006 (3)	6,700	7,110
San Bernardino County CA Medical Center COP	5.50%	8/1/2005 (1)	10,000	10,276
San Bernardino County CA Medical Center COP	7.00%	8/1/2008 (1)	9,045	10,538
San Bernardino County CA Medical Center COP	7.00%	8/1/2009 (1)	9,705	11,552
San Bernardino County CA Medical Center COP	7.00%	8/1/2010 (1)	10,525	12,716
San Francisco CA City & County International Airport Rev	5.50%	5/1/2011 (1)	4,215	4,680
San Francisco CA City & County International Airport Rev	5.50%	5/1/2012 (1)	4,930	5,427
San Francisco CA City & County International Airport Rev	5.50%	5/1/2013 (1)	5,115	5,601
San Francisco CA City & County International Airport Rev	5.50%	5/1/2014 (1)	5,565	6,153
San Francisco CA City & County International Airport Rev	5.50%	5/1/2015 (1)	5,880	6,430
San Francisco CA City & County International Airport Rev	5.50%	5/1/2016 (1)	6,215	6,796

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2006 (1)	$ 500	$ 545
Univ. of California Rev. (Multiple Purpose Project)	9.25%	9/1/2005 (1)	5,000	5,306

				1,166,961

Colorado (3.6%)
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	18,935	22,069
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	10,000	11,655
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	20,000	23,311
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	10,000	11,655
Colorado Dept. of Transp. Rev	5.00%	6/15/2011 (1)	5,000	5,555
Colorado Dept. of Transp. Rev	5.50%	6/15/2011 (1)(Prere.)**	25,185	29,038
Colorado Dept. of Transp. Rev	5.50%	6/15/2011 (1)(Prere.)	20,795	23,976
Colorado Dept. of Transp. Rev	5.50%	6/15/2011 (1)(Prere.)	6,185	7,131
Colorado Dept. of Transp. Rev	5.375%	6/15/2012 (Prere.)	8,500	9,804
Colorado Dept. of Transp. Rev	5.50%	6/15/2012 (1)	11,780	13,536
Colorado Dept. of Transp. Rev	5.50%	6/15/2013 (1)	14,500	16,718
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2013 (4)	5,185	5,927
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2014 (4)	5,500	6,287
Colorado Health Fac. Auth. Rev
(Sisters of Charity Health System Inc.)	5.25%	12/1/2009 (1)	2,965	3,226
Colorado Health Fac. Auth. Rev
(Sisters of Charity Health System Inc.)	5.25%	12/1/2010 (1)	1,740	1,908
Colorado Health Fac. Auth. Rev
(Sisters of Charity Health System Inc.)	5.25%	12/1/2011 (1)	3,415	3,733
Colorado Springs CO Util. System Rev	5.00%	11/15/2009	5,000	5,523
Colorado Springs CO Util. System Rev	5.375%	11/15/2012	12,620	14,306
Colorado Springs CO Util. System Rev	5.375%	11/15/2014	12,745	14,404
Denver CO City & County Airport Rev	5.50%	11/15/2010 (3)	10,000	11,103
Denver CO City & County Airport Rev	5.50%	11/15/2011 (3)	15,070	16,791
Denver CO City & County Airport Rev	6.00%	11/15/2011 (2)	14,895	16,772
Denver CO City & County Airport Rev	5.625%	11/15/2012 (3)	6,000	6,668
Denver CO City & County Airport Rev	6.00%	11/15/2012 (2)	10,460	11,682
Denver CO City & County Airport Rev	5.50%	11/15/2013 (3)	15,085	16,576
Denver CO City & County Airport Rev	5.50%	11/15/2014 (3)	35,820	39,205
Denver CO City & County Airport Rev	5.50%	11/15/2015 (3)	23,520	25,879
Denver CO City & County Airport Rev	5.50%	11/15/2016 (3)	10,000	11,003
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2011 (1)	8,000	6,249
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2011 (1)	6,600	5,161
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2012 (1)	8,100	5,885
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2017 (1)	24,490	13,918
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019 (1)	15,100	7,694
Northern Colorado Water Conservation Dist. Rev	6.35%	12/1/2007 (2)	4,155	4,577

				428,925

Connecticut (1.9%)
Connecticut GO	5.30%	11/15/2006	1,290	1,306
Connecticut GO	5.40%	11/15/2007	685	694
Connecticut GO	5.00%	4/15/2008	4,510	4,910
Connecticut GO	5.25%	6/15/2008	7,000	7,697
Connecticut GO	5.00%	4/15/2009	6,810	7,492
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,942
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,642
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	28,366

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Connecticut GO	5.50%	12/15/2011 (1)	$ 9,000	$ 10,380
Connecticut GO	5.125%	11/15/2013	5,675	6,344
Connecticut GO	5.125%	11/15/2013	19,000	21,241
Connecticut GO	5.50%	12/15/2013	4,705	5,468
Connecticut GO	5.50%	12/15/2014	8,700	10,173
Connecticut GO	5.00%	6/1/2017 (1)	25,000	27,560
Connecticut GO	5.00%	12/1/2017 (1)	35,000	38,584
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure)	7.125%	6/1/2010	12,000	14,410
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	22,579
Connecticut State Health & Educ. Fac. Auth
(Connecticut State Univ. System)	5.00%	11/1/2011 (4)	5,090	5,697
Connecticut State Health & Educ. Fac. Auth
(Connecticut State Univ. System)	5.00%	11/1/2012 (4)	6,275	7,046

	232,531

Delaware (0.1%)
Univ. of Delaware Rev. VRDO	1.75%	11/1/2004	11,345	11,345

District of Columbia (1.3%)
District of Columbia GO	5.50%	6/1/2006 (4)	6,205	6,542
District of Columbia GO	5.50%	6/1/2007 (4)(ETM)	1,265	1,373
District of Columbia GO	5.50%	6/1/2007 (4)	2,195	2,378
District of Columbia GO	5.75%	6/1/2007 (2)	340	344
District of Columbia GO	5.20%	6/1/2008 (2)	4,390	4,775
District of Columbia GO	5.25%	6/1/2008 (1)(ETM)	2,145	2,361
District of Columbia GO	5.25%	6/1/2008 (1)	7,855	8,604
District of Columbia GO	5.50%	6/1/2008 (4)(ETM)	1,275	1,414
District of Columbia GO	5.50%	6/1/2008 (4)	3,725	4,112
District of Columbia GO	5.50%	6/1/2008 (2)	10,000	11,039
District of Columbia GO	5.30%	6/1/2009 (2)	4,600	5,021
District of Columbia GO	5.50%	6/1/2009 (4)(Prere.)	1,890	2,141
District of Columbia GO	5.50%	6/1/2010 (4)	15,000	16,924
District of Columbia GO	5.50%	6/1/2010 (2)	10,490	11,836
District of Columbia GO	5.75%	6/1/2010 (1)(ETM)	5,000	5,739
District of Columbia GO	5.75%	6/1/2010 (1)	15,465	17,646
District of Columbia GO	5.375%	6/1/2011 (2)	5,255	5,733
District of Columbia GO	6.00%	6/1/2011 (1)	6,550	7,629
District of Columbia GO	5.50%	6/1/2012 (4)	4,630	5,165
District of Columbia GO	0.00%	6/1/2013 (1)	10,945	7,782
District of Columbia GO	5.50%	6/1/2013 (2)	5,750	6,291
District of Columbia GO	0.00%	6/1/2014 (1)	16,650	11,251
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2007 (1)(ETM)	2,985	3,291
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2008 (1)(ETM)	3,160	3,565
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2010 (1)(ETM)	2,555	2,952
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2012 (1)(ETM)	2,995	3,531

				159,439

Florida (4.1%)
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	5.375%	12/1/2009	15,885	17,400
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	5.375%	12/1/2010	5,000	5,475

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Broward County FL Resource Recovery Rev
(Wheelabrator Series A)	4.50%	12/1/2011	$ 5,000	$ 5,225
Broward County FL Resource Recovery Rev
(Wheelabrator-South)	5.375%	12/1/2009	2,000	2,191
Broward County FL Resource Recovery Rev
(Wheelabrator-South)	5.375%	12/1/2010	21,330	23,160
Broward County FL School Board COP	5.75%	7/1/2005 (2)	5,445	5,588
Broward County FL School Board COP	5.25%	7/1/2020 (1)	4,155	4,532
Dade County FL School Board COP	5.375%	5/1/2006 (2)(Prere.)	4,775	5,071
Florida Board of Educ. Capital Outlay	6.50%	6/1/2005	5,000	5,137
Florida Board of Educ. Capital Outlay	6.00%	6/1/2006	6,605	7,021
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008	5,000	5,452
Florida Board of Educ. Capital Outlay	5.25%	1/1/2010	15,775	17,240
Florida Board of Educ. Capital Outlay	6.00%	6/1/2011	4,530	5,251
Florida Board of Educ. Capital Outlay	5.25%	6/1/2013	3,845	4,373
Florida Board of Educ. Public Educ	5.25%	6/1/2013 (4)	17,825	20,098
Florida Board of Educ. Public Educ	5.375%	6/1/2013	6,820	7,722
Florida Board of Educ. Public Educ	5.00%	6/1/2014	5,040	5,628
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2010 (3)	5,800	6,390
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2011 (3)	10,840	11,942
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2012 (3)	11,410	12,570
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2013 (3)	7,150	8,068
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013 (2)	10,875	12,437
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013 (3)	7,860	9,001
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2014 (1)	6,000	6,715
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2014 (3)	3,700	4,175
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2015 (1)	10,240	11,382
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,566
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,756
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2009 (4)	18,580	20,503
Florida Dept. of Environmental Protection
& Preservation Rev	5.00%	7/1/2009 (1)	14,330	15,813
Florida Dept. of Environmental Protection
& Preservation Rev	5.75%	7/1/2010 (3)	3,615	4,148
Florida Dept. of Environmental Protection
& Preservation Rev	5.375%	7/1/2013 (1)	7,645	8,691
Florida Dept. of Environmental Protection
& Preservation Rev	5.50%	7/1/2013 (4)	11,920	13,805
Florida Dept. of Transp	5.25%	7/1/2015	4,000	4,413
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)	6.00%	7/1/2012 (2)	11,500	13,623
Florida Muni. Power Agency Rev. (Stanton Project)	5.50%	10/1/2013 (4)	3,905	4,462
Florida Turnpike Auth. Rev	5.25%	7/1/2011 (3)	2,185	2,407
Florida Turnpike Auth. Rev	5.25%	7/1/2011 (4)	5,000	5,646
Florida Turnpike Auth. Rev	5.00%	7/1/2016 (4)	10,000	11,061
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2011 (3)	10,415	11,327
Hillsborough County FL Capital Improvement
Project Rev. Criminal Justice Fac	5.00%	8/1/2011 (3)	5,735	6,373
Hillsborough County FL School Board COP	5.50%	7/1/2014 (1)	4,370	5,068
Hillsborough County FL Util. Rev	5.50%	8/1/2013 (2)	10,000	11,589

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Jacksonville FL Sales Taxes Rev	5.50%	10/1/2013 (3)	$ 3,045	$ 3,533
Lakeland FL Electric & Water Rev	6.05%	10/1/2012 (4)	10,000	11,918
Lee County FL School Board COP	6.00%	8/1/2005 (4)	4,975	5,130
Miami-Dade County FL School Board COP	5.25%	8/1/2009 (2)	11,320	12,506
Miami-Dade County FL School Board COP	5.25%	8/1/2010 (2)	12,140	13,389
Orlando & Orange County FL Expressway Auth	5.00%	7/1/2008 (2)	11,745	12,820
Orlando & Orange County FL Expressway Auth	5.25%	7/1/2014 (2)	4,000	4,515
Orlando FL Util. Comm. Water & Electric Rev	5.25%	10/1/2013	10,000	11,413
Orlando FL Util. Comm. Water & Electric Rev	5.25%	10/1/2014	5,000	5,729
Palm Beach County FL School Board COP	6.00%	8/1/2006 (2)	6,480	6,924
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.75%	11/8/2004 (2)	14,900	14,900
Tallahassee FL Health Fac. Rev
(Tallahassee Memorial Healthcare, Inc.)	6.25%	12/1/2020	10,000	10,161
Tampa FL Health System Rev. (Catholic Healthcare East)	5.25%	11/15/2011 (1)	3,000	3,335

				496,768

Georgia (3.5%)
Atlanta GA Airport Fac. Rev	0.00%	1/1/2010 (1)	52,625	40,375
Atlanta GA Airport Fac. Rev	6.00%	1/1/2011 (3)	7,000	7,897
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012 (3)	7,500	8,441
Atlanta GA Airport Fac. Rev	6.25%	1/1/2014 (3)	5,000	5,669
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	11,930	13,608
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016 (3)	5,000	5,696
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2010 (3)	10,000	11,398
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2011 (3)	10,000	11,478
Atlanta GA Water & Wastewater Rev. VRDO	1.74%	11/1/2004 (4)	1,000	1,000
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008	37,375	39,625
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.74%	11/1/2004 (2)	13,600	13,600
Fulton County GA COP	5.75%	11/1/2011 (2)	6,000	6,891
Fulton County GA COP	6.00%	11/1/2012 (2)	5,985	6,972
Fulton County GA COP	6.00%	11/1/2013 (2)	6,325	7,368
Fulton County GA COP	6.00%	11/1/2014 (2)	4,675	5,446
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	17,214
Georgia GO	6.50%	7/1/2005	5,000	5,156
Georgia GO	7.25%	9/1/2005	3,630	3,792
Georgia GO	7.00%	11/1/2005	15,670	16,467
Georgia GO	6.25%	4/1/2006	12,200	12,939
Georgia GO	7.25%	9/1/2006	7,860	8,598
Georgia GO	7.00%	11/1/2006	16,780	18,410
Georgia GO	6.25%	8/1/2007	5,500	6,105
Georgia GO	6.75%	8/1/2007	6,100	6,844
Georgia GO	7.40%	8/1/2007	11,200	12,758
Georgia GO	7.00%	11/1/2007	17,960	20,444
Georgia GO	7.40%	8/1/2008	5,900	6,937
Georgia GO	7.10%	9/1/2009	7,900	9,449
Georgia GO	7.45%	1/1/2010	4,000	4,867
Georgia GO	6.25%	8/1/2010	7,800	9,163
Georgia GO	6.75%	9/1/2010	8,000	9,616
Georgia GO	5.70%	7/1/2011	4,470	5,189
Georgia GO	5.75%	9/1/2011	2,500	2,916

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Georgia GO	5.40%	4/1/2013	$ 7,525	$ 8,685
Georgia Muni. Electric Power Auth. Rev	6.30%	1/1/2005 (1)(ETM)	1,365	1,376
Georgia Muni. Electric Power Auth. Rev	6.30%	1/1/2005 (1)	6,410	6,458
Georgia Road & Tollway Auth. Rev
(Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,656
Georgia Road & Tollway Auth. Rev
(Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,898
Georgia Road & Tollway Auth. Rev
(Governor's Transp. Choices)	5.375%	3/1/2016	9,000	10,152
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.)	6.65%	1/1/2008 (1)	9,220	10,417

				419,970

Hawaii (2.4%)
Hawaii Airport System Rev	5.75%	7/1/2010 (3)	10,780	12,065
Hawaii Airport System Rev	6.375%	7/1/2012 (3)	9,140	10,528
Hawaii Airport System Rev	6.90%	7/1/2012 (ETM)	20,195	23,904
Hawaii Airport System Rev	5.75%	7/1/2013 (3)	23,000	25,520
Hawaii Airport System Rev	5.75%	7/1/2014 (3)	12,510	13,927
Hawaii Airport System Rev	5.75%	7/1/2015 (3)	19,450	21,593
Hawaii GO	6.00%	12/1/2009 (3)	3,550	4,090
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,320
Hawaii GO	6.00%	11/1/2010 (4)	10,000	11,647
Hawaii GO	5.75%	10/1/2011 (1)	2,210	2,527
Hawaii GO	5.375%	8/1/2012 (3)	14,200	16,097
Hawaii GO	5.375%	8/1/2012 (3)	14,490	16,379
Hawaii GO	5.625%	9/1/2012 (4)	5,000	5,654
Hawaii GO	5.75%	10/1/2012 (1)	2,130	2,429
Hawaii GO	5.375%	8/1/2013 (3)	16,595	18,705
Hawaii GO	5.375%	8/1/2013 (3)	14,700	16,569
Hawaii GO	5.375%	8/1/2014 (3)	17,985	20,271
Hawaii GO	5.375%	8/1/2014 (3)	11,650	13,131
Hawaii GO	5.75%	2/1/2015 (4)	5,000	5,915
Hawaii GO	5.00%	10/1/2021 (1)†	16,675	17,916
Hawaii GO	5.00%	10/1/2022 (1)†	7,000	7,474
Hawaii GO	5.00%	10/1/2023 (1)†	5,000	5,301
Honolulu HI City & County GO	5.75%	1/1/2006	10	10
Honolulu HI City & County GO	6.00%	1/1/2008	5	6
Honolulu HI City & County GO	8.00%	10/1/2009 (ETM)	3,620	4,499
Honolulu HI City & County GO	5.125%	7/1/2011 (3)	5,000	5,531

				284,008

Illinois (5.2%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2012 (3)	26,000	19,806
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2013 (3)	32,670	23,629
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2013	5,540	6,123
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2014	13,425	14,750
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2015	7,150	7,808
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2017	15,715	17,000
Chicago IL Metro. Water Reclamation Dist. GO	6.25%	12/1/2005 (Prere.)	15,000	15,715
Chicago IL Metro. Water Reclamation Dist. GO	5.90%	12/1/2006	4,450	4,798
Chicago IL Metro. Water Reclamation Dist. GO	6.10%	12/1/2006	5,300	5,529
Chicago IL Metro. Water Reclamation Dist. GO	6.05%	12/1/2009	3,000	3,456
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2009 (2)	15,890	17,404

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2014 (2)	$ 13,540	$ 14,900
Chicago IL O'Hare International Airport Special Fac. Rev
(United Airlines) PUT	5.80%	5/1/2007 ††	63,000	22,680
Chicago IL Water Rev	5.50%	11/1/2011 (2)(Prere.)	2,000	2,302
Chicago IL Water Rev	5.50%	11/1/2011 (2)(Prere.)	3,595	4,138
Chicago IL Water Rev	5.50%	11/1/2011 (2)(Prere.)	3,200	3,684
Chicago IL Water Rev	5.50%	11/1/2011 (2)(Prere.)	4,035	4,645
Chicago IL Water Rev	0.00%	11/1/2014 (2)	7,460	4,951
Chicago IL Water Rev	0.00%	11/1/2015 (2)	7,555	4,746
Chicago IL Water Rev. VRDO	1.76%	11/8/2004 (1)	70,000	70,000
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison) PUT	4.40%	12/1/2006 (2)	25,000	26,082
Illinois Dev. Finance Auth. Solid Waste Disp. Rev
(Waste Management)	5.85%	2/1/2007	10,000	10,584
Illinois Dev. Finance Auth. Solid Waste Disp. Rev
(Waste Management)	5.05%	1/1/2010	9,750	10,265
Illinois GO	5.00%	10/1/2010	9,000	9,972
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,308
Illinois GO	5.25%	10/1/2012	14,000	15,842
Illinois GO	5.50%	8/1/2013 (1)	14,005	16,161
Illinois GO	5.25%	10/1/2013	46,130	52,269
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,655
Illinois GO	5.25%	10/1/2014	40,000	45,072
Illinois GO	5.50%	8/1/2017 (1)	7,500	8,516
Illinois GO	5.50%	8/1/2018 (1)	6,000	6,808
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2010 (1)	5,000	5,482
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2011 (1)	4,000	4,371
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2012 (1)	4,280	4,677
Illinois Health Fac. Auth. Rev
(OSF Healthcare System) VRDO	1.74%	11/1/2004 LOC	7,000	7,000
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2005 (2)	720	750
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2005 (2)	4,500	4,685
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2008 (2)	945	1,155
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2008 (2)	5,895	7,205
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2009 (2)	3,225	4,089
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2009 (2)	1,030	1,306
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,250	4,965
Illinois Sales Tax Rev	6.50%	6/15/2013	5,000	5,916
Illinois Sales Tax Rev	6.125%	6/15/2014	6,850	7,910
Metro. Pier & Exposition Auth
Illinois Rev	7.25%	6/15/2005 (2)(ETM)	6,225	6,438
Metro. Pier & Exposition Auth
Illinois Rev	7.25%	6/15/2005 (2)(ETM)	2,105	2,177
Metro. Pier & Exposition Auth
Illinois Rev	7.25%	6/15/2005 (2)(ETM)	6,395	6,613
Metro. Pier & Exposition Auth
Illinois Rev	7.25%	6/15/2005 (2)	275	284
Metro. Pier & Exposition Auth
Illinois Rev	6.75%	6/1/2010 (2)	25,000	29,592
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2016 (1)	8,330	4,943
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2019 (3)	39,340	20,198

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2039 (1)	$ 60,945	$ 9,348
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.00%	4/1/2016 (1)	15,270	9,340

				630,042

Indiana (0.1%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010 (1)	4,500	5,127

Kentucky (1.1%)
Kentucky Property & Building Comm. Rev	5.25%	11/1/2005 (Prere.)	2,500	2,634
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010 (Prere.)	6,135	7,076
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010 (Prere.)	3,500	4,037
Kentucky Property & Building Comm. Rev	5.25%	8/1/2011 (4)(Prere.)	11,815	13,380
Kentucky Property & Building Comm. Rev	5.25%	8/1/2011 (4)(Prere.)	9,725	11,014
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011 (1)(Prere.)	5,000	5,714
Kentucky Property & Building Comm. Rev	5.50%	8/1/2012 (4)	10,000	11,518
Kentucky Property & Building Comm. Rev	5.25%	8/1/2013 (4)	27,540	30,834
Kentucky Property & Building Comm. Rev	5.25%	8/1/2015 (4)	15,480	17,116
Kentucky Property & Building Comm. Rev	5.00%	10/1/2017 (2)	15,000	16,922
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.75%	7/1/2012 (4)	4,495	5,048
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.75%	7/1/2013 (4)	4,755	5,313

				130,606

Louisiana (0.9%)
Louisiana GO	7.75%	8/1/2006 (1)	10,970	12,051
Louisiana GO	5.25%	4/15/2011 (4)	11,395	12,513
Louisiana GO	5.50%	5/15/2012 (3)	12,660	14,372
Louisiana GO	5.75%	11/15/2012 (3)	17,865	20,411
Louisiana GO	5.50%	5/15/2013 (3)	5,345	6,051
Louisiana GO	5.75%	11/15/2013 (3)	18,825	21,508
Louisiana GO	5.75%	11/15/2014 (3)	8,500	9,712
Louisiana Public Fac. Auth. Hosp. Rev
(Franciscan Missionaries)	5.375%	7/1/2011 (1)	4,990	5,484

				102,102

Maryland (0.7%)
Maryland GO	5.50%	7/15/2009	16,490	18,622
Maryland GO	5.00%	8/1/2013	5,000	5,643
Maryland GO	5.50%	7/15/2014	18,390	21,575
Maryland GO	5.50%	3/1/2016	8,035	9,478
Maryland Health & Higher Educ. Fac. Auth. Rev
(Lifebridge Health)	5.00%	7/1/2015	3,915	4,239
Maryland Health & Higher Educ. Fac. Auth. Rev
(Lifebridge Health)	5.00%	7/1/2016	2,980	3,202
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	6.625%	7/1/2020	4,000	4,501
Washington Suburban Sanitation Dist
Maryland Water Supply GO	5.00%	6/1/2013	4,165	4,696
Washington Suburban Sanitation
Dist. Maryland Water Supply GO	5.00%	6/1/2013	7,800	8,795

				80,751

Massachusetts (7.2%)
Boston MA Water & Sewer Comm. Rev	5.75%	11/1/2013	5,785	6,629

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Chelsea MA GO	5.50%	6/15/2009 (2)	$ 3,000	$ 3,377
Chelsea MA GO	5.50%	6/15/2011 (2)	5,000	5,550
Chelsea MA GO	5.50%	6/15/2012 (2)	5,000	5,550
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,983
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,294
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,334
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,913
Massachusetts Dev. Finance Agency Rev
(Smith College) VRDO	1.75%	11/8/2004	2,500	2,500
Massachusetts GAN	5.125%	6/15/2010	10,755	11,809
Massachusetts GAN	5.25%	6/15/2010	23,675	26,172
Massachusetts GAN	5.125%	12/15/2010	5,000	5,500
Massachusetts GAN	5.25%	12/15/2010	26,275	28,989
Massachusetts GAN	5.125%	6/15/2011	8,555	9,411
Massachusetts GAN	5.25%	6/15/2011	15,000	16,550
Massachusetts GAN	5.25%	12/15/2011	14,820	16,351
Massachusetts GAN	5.75%	12/15/2011	20,000	22,880
Massachusetts GAN	5.75%	6/15/2012	11,280	12,871
Massachusetts GAN	5.125%	12/15/2012	5,000	5,500
Massachusetts GAN	5.125%	6/15/2013	5,000	5,500
Massachusetts GAN	5.75%	6/15/2013	10,000	11,410
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	11,240
Massachusetts GO	6.00%	2/1/2010 (Prere.)	5,450	6,294
Massachusetts GO	5.75%	6/1/2010 (Prere.)	10,000	11,494
Massachusetts GO	5.50%	11/1/2016	25,000	29,014
Massachusetts GO	5.50%	11/1/2016 (2)	50,000	58,449
Massachusetts GO	5.50%	11/1/2016 (1)	75,000	87,674
Massachusetts GO	5.50%	11/1/2017 (1)	20,000	23,419
Massachusetts GO	5.50%	11/1/2017 (4)	7,000	8,197
Massachusetts GO	5.50%	10/1/2018	10,000	11,624
Massachusetts GO	5.25%	8/1/2021	10,000	11,292
Massachusetts GO	5.25%	8/1/2021 (2)	19,985	22,750
Massachusetts GO	5.25%	8/1/2022	20,000	22,474
Massachusetts GO	5.25%	8/1/2023	20,000	22,373
Massachusetts Health & Educ. Fac. Auth. Rev
(Boston Medical Center)	5.25%	7/1/2009 (1)	4,215	4,603
Massachusetts Health & Educ. Fac. Auth. Rev
(Boston Medical Center)	5.25%	7/1/2010 (1)	4,440	4,875
Massachusetts Health & Educ. Fac. Auth. Rev
(Boston Medical Center)	5.25%	7/1/2011 (1)	4,670	5,110
Massachusetts Health & Educ. Fac. Auth. Rev
(Boston Medical Center)	5.25%	7/1/2012 (1)	1,850	2,024
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	6.50%	7/1/2012	10,000	11,178
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,844
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.75%	7/1/2028	2,640	2,649

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Massachusetts Ind. Finance Agency
Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	$ 14,780	$ 14,956
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.25%	7/1/2012 (1)	22,865	25,782
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.25%	7/1/2013 (1)	20,000	22,393
Massachusetts Port Auth. Special Fac. Rev
(Delta Airlines Inc.)	5.50%	1/1/2012 (2)	7,000	7,501
Massachusetts Port Auth. Special Fac. Rev
(Delta Airlines Inc.)	5.50%	1/1/2013 (2)	6,730	7,174
Massachusetts Port Auth. Special Fac. Rev
(Delta Airlines Inc.)	5.50%	1/1/2014 (2)	3,540	3,755
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2019 (3)	5,000	5,712
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2021 (3)	8,685	9,483
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,847
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,620
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	476
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009 (Prere.)	1,510	1,751
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009 (Prere.)	970	1,125
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009 (Prere.)	1,165	1,351
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009 (Prere.)	1,165	1,351
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2010	3,835	4,409
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011 (ETM)	6,475	7,333
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011	830	915
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2011	3,180	3,656
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2012	295	325
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2012	4,945	5,686
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2013	3,835	4,409
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	154
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2020	27,360	31,431
Massachusetts Water Pollution Abatement Trust	5.25%	2/1/2021	6,955	7,950
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2021	11,805	13,531
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2010	30,220	35,760
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019	37,515	46,555

				866,041

Michigan (2.8%)
Detroit MI Sewer System Rev	5.25%	7/1/2005 (1)(Prere.)	4,000	4,132
Detroit MI Sewer System Rev	0.00%	7/1/2016 (3)	7,500	4,585
Detroit MI Sewer System Rev. VRDO	1.74%	11/1/2004 (4)	8,940	8,940
Detroit MI Sewer System Rev. VRDO	1.76%	11/8/2004 (3)	5,900	5,900
Detroit MI Water Supply System VRDO	1.77%	11/8/2004 (3)	2,295	2,295
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2006 (2)	13,500	14,646
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2006 (2)	10,175	11,039
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2007 (2)	5,000	5,579
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2007 (2)	6,070	6,773
Michigan Building Auth. Rev	5.375%	10/15/2007 (Prere.)	5,880	6,478
Michigan Building Auth. Rev	6.00%	10/15/2007 (ETM)	9,000	9,992
Michigan Building Auth. Rev	5.50%	10/15/2012	6,695	7,613
Michigan Building Auth. Rev	5.50%	10/15/2012	8,440	9,597
Michigan Building Auth. Rev	5.25%	10/15/2013 (4)	12,000	13,650
Michigan Building Auth. Rev	5.25%	10/15/2013	2,500	2,767
Michigan Building Auth. Rev	5.50%	10/15/2013	6,000	6,822

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Michigan Building Auth. Rev	5.50%	10/15/2013	$ 6,010	$ 6,834
Michigan Building Auth. Rev	5.25%	10/15/2014 (4)	15,000	16,970
Michigan Building Auth. Rev	5.50%	10/15/2014	10,000	11,371
Michigan Building Auth. Rev	5.25%	10/15/2015 (4)	22,445	25,223
Michigan Building Auth. Rev	5.50%	10/15/2015	5,000	5,639
Michigan Building Auth. Rev	5.25%	10/15/2016 (4)	9,000	10,056
Michigan GO	5.50%	11/1/2009 (Prere.)	5,120	5,793
Michigan GO	5.50%	11/1/2009 (Prere.)	5,395	6,104
Michigan GO	5.50%	12/1/2013	6,125	7,127
Michigan Hosp. Finance Auth. Rev
(Genesys Regional Medical Center)	5.50%	10/1/2006 (ETM)	3,340	3,561
Michigan Hosp. Finance Auth. Rev
(Genesys Regional Medical Center)	5.50%	10/1/2007 (ETM)	3,910	4,278
Michigan Hosp. Finance Auth. Rev
(Genesys Regional Medical Center)	5.30%	10/1/2011 (ETM)	10,840	12,032
Michigan Hosp. Finance Auth. Rev
(Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,451
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.75%	10/1/2010 (Prere.)	10,390	12,084
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,984
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	12,564
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/1/2004	15,110	15,110
Wayne Charter County MI Airport Rev	5.25%	12/1/2010 (1)	12,000	12,907
Wayne Charter County MI Airport Rev	5.25%	12/1/2011 (1)	10,845	11,781
Wayne Charter County MI Airport Rev	5.25%	12/1/2012 (1)	15,270	16,588

				330,265

Minnesota (0.3%)
Minnesota GO	5.00%	8/1/2008	12,965	14,189
Northern Minnesota Muni. Power Agency
Electric System Rev	5.25%	1/1/2012 (4)	6,000	6,680
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,960
Western Minnesota Muni. Power Agency	5.50%	1/1/2010 (2)	14,045	14,872

				41,701

Mississippi (1.2%)
Mississippi GO	5.25%	5/1/2005 (Prere.)	5,805	5,907
Mississippi GO	7.00%	5/1/2005	4,840	4,965
Mississippi GO	6.50%	9/1/2006	5,125	5,539
Mississippi GO	6.00%	12/1/2006	6,380	6,898
Mississippi GO	6.00%	11/1/2009 (Prere.)	9,225	10,652
Mississippi GO	6.00%	11/1/2009 (Prere.)	9,725	11,229
Mississippi GO	5.75%	11/1/2010 (Prere.)	7,860	9,074
Mississippi GO	5.75%	11/1/2010 (Prere.)	5,540	6,396
Mississippi GO	5.75%	11/1/2010 (Prere.)	4,665	5,385
Mississippi GO	5.75%	11/1/2010 (Prere.)	4,825	5,570
Mississippi GO	5.75%	11/1/2010 (Prere.)	5,205	6,009
Mississippi GO	5.25%	12/1/2010	8,800	9,919
Mississippi GO	5.75%	12/1/2011	6,000	6,987
Mississippi GO	5.50%	9/1/2012 (4)	5,000	5,770
Mississippi GO	5.50%	12/1/2016	8,435	9,940

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Mississippi GO	5.50%	12/1/2017	$ 4,000	$ 4,719
Mississippi GO VRDO	1.74%	11/8/2004	24,100	24,100
				139,059
Missouri (0.7%)
Missouri Board Public Building Special Obligation Rev	5.25%	10/15/2009	10,640	11,898
Missouri Environmental Improvement
& Energy Resource Auth. Water PCR	5.50%	7/1/2012	4,190	4,838
Missouri Environmental Improvement
& Energy Resource Auth. Water PCR	5.50%	7/1/2013	5,250	6,089
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(St. Luke's Episcopal-Presbyterian Hosp.)	5.50%	12/1/2012 (4)	3,365	3,797
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(St. Luke's Episcopal-Presbyterian Hosp.)	5.50%	12/1/2013 (4)	3,580	4,006
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(St. Luke's Episcopal-Presbyterian Hosp.)	5.50%	12/1/2014 (4)	3,780	4,214
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2012	5,000	5,686
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2013	3,000	3,412
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2014	3,430	3,890
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2016	2,000	2,248
Missouri Highways & Transp. Comm. Road Rev	5.25%	2/1/2017	11,410	12,675
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	13,032
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	11,505

				87,290

Montana (0.1%)
Montana Health Fac. Auth. Rev
(Sisters of Charity Health System)	5.25%	12/1/2009 (1)	3,330	3,640
Montana Health Fac. Auth. Rev
(Sisters of Charity Health System)	5.25%	12/1/2010 (1)	2,445	2,681
Montana Health Fac. Auth. Rev
(Sisters of Charity Health System)	5.25%	12/1/2011 (1)	4,980	5,443
Montana Health Fac. Auth. Rev
(Sisters of Charity Health System)	5.25%	12/1/2012 (1)	2,725	2,979

				14,743

Nebraska (0.8%)
Nebraska Public Power Dist. Rev	5.25%	1/1/2010 (1)	26,500	28,962
Nebraska Public Power Dist. Rev	5.25%	1/1/2011 (1)	10,000	10,929
Nebraska Public Power Dist. Rev	5.25%	1/1/2012 (1)	5,000	5,464
Nebraska Public Power Dist. Rev	5.25%	1/1/2013 (1)	51,565	56,355

				101,710

Nevada (2.4%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010 (1)	8,470	9,293
Clark County NV Airport Improvement Rev	5.25%	7/1/2012 (1)	4,225	4,616
Clark County NV GO	7.50%	6/1/2006 (2)	3,575	3,879
Clark County NV GO	5.50%	12/1/2006 (3)(Prere.)	6,365	6,884
Clark County NV GO	5.60%	12/1/2006 (3)(Prere.)	7,175	7,775
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	8,076
Clark County NV GO	8.00%	6/1/2008 (2)	4,590	5,450
Clark County NV GO	8.00%	6/1/2008 (2)	5,285	6,275
Clark County NV GO	7.50%	6/1/2009 (2)	1,115	1,341
Clark County NV GO	7.50%	6/1/2009 (2)	5,710	6,869
Clark County NV Passenger Fac. Rev
(Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	7,060

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Clark County NV Passenger Fac. Rev
(Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	10,363
Clark County NV Passenger Fac. Rev
(Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	9,101
Clark County NV School Dist. GO	5.70%	6/15/2005 (1)(Prere.)	10,825	11,197
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	14,485	14,999
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	9,275	9,604
Clark County NV School Dist. GO	5.60%	6/15/2006 (3)(Prere.)	9,640	10,302
Clark County NV School Dist. GO	5.90%	6/15/2006 (3)(Prere.)	10,000	10,734
Clark County NV School Dist. GO	5.50%	6/15/2007 (3)(Prere.)	16,325	17,898
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,995
Clark County NV School Dist. GO	5.375%	6/15/2016 (1)	28,385	31,900
Clark County NV School Dist. GO	5.375%	6/15/2017 (1)	29,765	33,444
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2011 (2)	10,000	11,461
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2012 (2)	5,000	5,730
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2014 (2)	4,500	5,157
Nevada GO	6.00%	5/15/2010	6,680	7,695
Nevada GO	5.25%	5/15/2011	6,000	6,543
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2012 (4)	5,335	6,048
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2013 (4)	4,790	5,430

				286,119

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.00%	5/1/2021	25,800	26,999
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.00%	5/1/2021 (2)	21,600	23,185
New Hampshire IDA	5.90%	8/1/2018	7,000	7,356

				57,540

New Jersey (7.1%)
Essex County NJ Improvement Auth. Rev	5.50%	10/1/2024 (1)	6,000	6,974
Essex County NJ Solid Waste Util. Auth	5.50%	4/1/2006 (4)(Prere.)	3,000	3,211
Gloucester County NJ Improvement Auth
Solid Waste Resource Rev. PUT	6.85%	12/1/2009	4,000	4,579
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.00%	7/1/2008 (1)	17,000	18,563
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.00%	7/1/2010 (1)	26,045	28,857
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	26,505
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,767
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2024	12,000	12,270
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.50%	5/1/2008 (4)	10,520	11,639
New Jersey GO	6.00%	7/15/2006	3,300	3,523
New Jersey GO	5.50%	8/1/2011	3,500	3,995
New Jersey GO	5.25%	7/1/2014 (4)	25,000	28,518
New Jersey GO	5.25%	7/1/2015 (4)	50,000	57,398
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.25%	7/1/2010 (1)	8,050	8,839
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.25%	7/1/2011 (1)	8,230	9,049
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.25%	7/1/2012 (1)	2,000	2,184
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.25%	7/1/2014 (1)	2,850	3,112
New Jersey Sports & Exposition Auth. Rev. VRDO	1.72%	11/8/2004 (1)	2,000	2,000

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Sports & Exposition Auth. Rev. VRDO	1.73%	11/8/2004 (1)	$ 2,445	$ 2,445
New Jersey Transp. Corp. COP	5.50%	9/15/2010 (2)	12,500	14,111
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)	15,000	16,797
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)(Prere.)	28,470	32,836
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)(Prere.)	25,000	28,834
New Jersey Transp. Corp. COP	5.50%	9/15/2011 (2)	45,000	51,131
New Jersey Transp. Corp. COP	5.25%	9/15/2015 (2)	10,000	11,282
New Jersey Transp. Corp. COP	5.50%	9/15/2015 (2)	5,000	5,751
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2005 (1)(Prere.)	990	1,033
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2005 (2)	11,310	11,603
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2005 (2)	5,000	5,145
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2007 (Prere.)	37,000	41,385
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2008	34,660	38,358
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2011 (1)	12,490	14,928
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2011 (1)(ETM)	7,510	9,055
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011 (1)(Prere.)	19,720	23,361
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011 (1)(Prere.)	30,000	35,539
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011 (1)(Prere.)	20,000	23,693
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011 (1)(Prere.)	10,280	12,178
New Jersey Transp. Trust Fund Auth. Rev	7.00%	6/15/2012 (1)(ETM)	7,510	9,411
New Jersey Transp. Trust Fund Auth. Rev	7.00%	6/15/2012 (1)	12,490	15,521
New Jersey Transp. Trust Fund Auth. Rev	5.25%	6/15/2018 (3)	16,400	18,232
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2024 (3)	25,000	29,846
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.80%	11/8/2004 (1)*	20,000	20,000
New Jersey Turnpike Auth. Rev	4.75%	1/1/2006 (ETM)	1,695	1,702
New Jersey Turnpike Auth. Rev	6.50%	1/1/2009 (2)(ETM)	50,000	57,768
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	12,775	14,501
New Jersey Turnpike Auth. Rev	5.75%	1/1/2010 (1)(ETM)	7,475	8,530
New Jersey Turnpike Auth. Rev	5.75%	1/1/2010 (1)	27,745	31,574
New Jersey Turnpike Auth. Rev	5.625%	1/1/2015 (1)	3,440	3,849
New Jersey Turnpike Auth. Rev. VRDO	1.75%	11/8/2004 (4)	3,900	3,900
Port Auth. of New York & New Jersey Rev	5.50%	9/15/2008 (3)	5,810	6,176
Rutgers State Univ. New Jersey	6.40%	5/1/2013	4,675	5,503

				851,961

New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev	5.25%	6/15/2021 (1)	28,000	30,679
New Mexico Highway Comm. Tax Rev	5.75%	6/15/2010 (Prere.)	16,310	18,739
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	12,780	14,848

				64,266

New York (10.0%)
Long Island NY Power Auth. Electric System Rev	5.50%	12/1/2009 (2)	6,000	6,780
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2012 (1)	25,195	27,530
Long Island NY Power Auth. Electric System Rev	5.25%	6/1/2012	40,505	44,984
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.00%	1/1/2012 (1)(Prere.)	8,100	9,066
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	5.50%	10/1/2010 (1)(Prere.)	4,500	5,148
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	1.75%	11/8/2004 (4)	31,900	31,900
Metro. New York Transp. Auth. Rev. (Service Contract)	0.00%	7/1/2011 (ETM)	21,200	17,097
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.00%	7/1/2009 (2)(ETM)	10,000	11,423
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012 (4)(Prere.)	5,030	5,670

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012 (4)(Prere.)	$ 3,290	$ 3,709
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2012 (1)	5,530	6,380
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2015 (2)	45,130	51,072
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.25%	7/1/2009 (4)(ETM)	20,000	22,329
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (4)	23,500	23,500
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2006 (ETM)	7,000	7,477
Muni. Assistance Corp. for New York City NY	5.00%	7/1/2008 (ETM)	10,000	10,968
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007 (Prere.)	10,000	11,161
New York City NY GO	7.00%	8/1/2005	6,500	6,741
New York City NY GO	8.00%	4/1/2006 (2)	5,955	6,453
New York City NY GO	5.90%	8/1/2006 (Prere.)	2,880	3,124
New York City NY GO	5.90%	8/1/2006 (Prere.)	2,230	2,419
New York City NY GO	6.00%	8/1/2006 (Prere.)	3,740	4,063
New York City NY GO	6.00%	8/1/2006 (Prere.)	5,335	5,796
New York City NY GO	5.70%	8/1/2007	9,800	10,484
New York City NY GO	5.90%	8/1/2009	3,245	3,481
New York City NY GO	5.25%	8/1/2010	27,000	30,007
New York City NY GO	5.90%	8/1/2010	2,520	2,704
New York City NY GO	5.25%	8/1/2011	30,000	33,423
New York City NY GO	6.00%	8/1/2011	265	285
New York City NY GO	6.00%	8/1/2012	260	279
New York City NY GO	5.875%	8/15/2012 (3)	7,000	7,541
New York City NY GO	5.25%	8/1/2013	18,015	20,165
New York City NY GO	5.75%	8/1/2013 (2)	8,500	9,859
New York City NY GO	5.75%	8/1/2015 (2)	38,000	43,401
New York City NY GO VRDO	1.75%	11/8/2004 LOC	14,000	14,000
New York City NY IDA (USTA National Tennis Center)	6.375%	11/15/2004 (4)(Prere.)	6,200	6,337
New York City NY IDA (USTA National Tennis Center)	6.40%	11/15/2004 (4)(Prere.)	4,105	4,195
New York City NY IDA (USTA National Tennis Center)	6.50%	11/15/2004 (4)(Prere.)	6,745	6,894
New York City NY IDA (USTA National Tennis Center)	6.50%	11/15/2004 (4)(Prere.)	3,500	3,577
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev	5.375%	6/15/2019	7,500	8,234
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2024 (1)†	12,500	13,244
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2025 (1)†	12,000	12,635
New York City NY Transitional Finance Auth. Rev	5.00%	5/15/2008 (Prere.)	3,550	3,921
New York City NY Transitional Finance Auth. Rev	5.00%	5/15/2008 (Prere.)	6,375	7,041
New York City NY Transitional Finance Auth. Rev	5.50%	5/15/2008 (Prere.)	2,000	2,243
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,570	8,479
New York City NY Transitional Finance Auth. Rev	5.75%	8/15/2009 (3)(Prere.)	14,740	16,993
New York City NY Transitional Finance Auth. Rev	5.50%	2/15/2010 (Prere.)	3,500	4,000
New York City NY Transitional Finance Auth. Rev	5.75%	2/15/2010 (Prere.)	4,365	5,042
New York City NY Transitional Finance Auth. Rev	5.125%	11/1/2011	7,245	7,966
New York City NY Transitional Finance Auth. Rev	5.25%	11/15/2011	12,585	13,920
New York City NY Transitional Finance Auth. Rev	5.50%	2/15/2012	5,945	6,627
New York City NY Transitional Finance Auth. Rev	5.125%	11/1/2012	4,000	4,398
New York City NY Transitional Finance Auth. Rev	5.875%	11/1/2012	6,000	6,884
New York City NY Transitional Finance Auth. Rev	5.25%	11/15/2012	5,000	5,531
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	14,000	15,611
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014	5,000	5,539
New York City NY Transitional Finance Auth. Rev	5.75%	2/15/2014	5,960	6,777
New York City NY Transitional Finance Auth. Rev	5.125%	11/15/2014 (3)	5,195	5,738

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New York City NY Transitional Finance Auth. Rev	5.25%	8/1/2018 (2)	$ 5,000	$ 5,490
New York City NY Transitional Finance Auth. Rev
Future Tax	5.25%	5/1/2009 (Prere.)	70	79
New York City NY Transitional Finance Auth. Rev
Future Tax	5.00%	5/15/2009 (Prere.)	315	351
New York City NY Transitional Finance Auth. Rev
Future Tax	5.00%	11/15/2010	9,685	10,584
New York City NY Transitional Finance Auth. Rev
Future Tax	5.25%	5/1/2012	3,405	3,765
New York City NY Transitional Finance Auth. Rev. VRDO	1.70%	11/1/2004	12,150	12,150
New York City NY Transitional Finance Auth. Rev. VRDO	1.72%	11/1/2004	17,900	17,900
New York City NY Transitional Finance Auth. Rev. VRDO	1.72%	11/1/2004	11,200	11,200
New York City NY Transitional Finance Auth. Rev. VRDO	1.75%	11/8/2004	1,800	1,800
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	500	500
New York State Dormitory Auth. Rev. (City Univ.)	6.45%	7/1/2005 (ETM)	1,500	1,547
New York State Dormitory Auth. Rev. (City Univ.)	5.50%	7/1/2013 (1)	4,090	4,637
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013 (1)	11,500	13,496
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013 (1)	14,645	16,924
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.25%	7/1/2011	4,160	4,722
New York State Dormitory Auth. Rev
(Jewish Medical Center)	5.25%	7/1/2010 (1)	4,000	4,406
New York State Dormitory Auth. Rev
(Mental Health Services)	5.25%	8/15/2008 (1)(Prere.)	5	6
New York State Dormitory Auth. Rev
(Mental Health Services)	5.25%	2/15/2011 (1)	7,365	8,071
New York State Dormitory Auth. Rev. (Second Hosp.)	5.00%	2/15/2010 (4)	4,500	4,897
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (4)	6,285	6,866
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (2)	4,040	4,413
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (2)	6,000	6,554
New York State Dormitory Auth. Rev. (State Univ.)	5.80%	5/15/2005	5,400	5,513
New York State Dormitory Auth. Rev. (Univ. System)	5.25%	7/1/2017 (1)	14,500	15,869
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.25%	7/1/2010 (2)	3,920	4,357
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.25%	7/1/2011 (2)	3,610	4,016
New York State Power Auth. Rev	5.25%	11/15/2017	20,710	22,850
New York State Power Auth. Rev	5.25%	11/15/2018	35,425	38,956
New York State Power Auth. Rev. CP	1.50%	12/15/2004	4,000	3,998
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	6.25%	4/1/2006 (1)	10,000	10,380
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2007 (2)(Prere.)	5,000	5,483
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	6.25%	4/1/2010 (4)	6,725	7,848
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2011 (3)	4,000	4,390
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2012 (3)	6,220	6,826
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.50%	4/1/2012 (1)	20,000	22,960
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.25%	4/1/2015 (2)	10,000	10,865

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New York State Thruway Auth. Rev. (Personal Income Tax)	5.50%	3/15/2016 (1)	$ 3,000	$ 3,393
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	9,545	10,791
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.45%	11/15/2012	16,000	17,318
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,770
Port Auth. of New York & New Jersey Rev	5.00%	8/1/2007	4,900	5,234
Port Auth. of New York & New Jersey Rev	5.25%	7/15/2010	11,095	11,977
Port Auth. of New York & New Jersey Rev	5.00%	8/1/2015	10,000	10,565
Suffolk County NY Water Auth. Rev	6.80%	6/1/2012 (ETM)	10,660	12,687
Triborough Bridge & Tunnel Auth. New York Rev	5.00%	11/15/2005	5,000	5,163
Triborough Bridge & Tunnel Auth. New York Rev	6.60%	1/1/2010 (ETM)	55,325	64,518
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2012 (ETM)	19,975	22,118
Triborough Bridge & Tunnel Auth. New York Rev	6.00%	1/1/2012 (ETM)	12,000	13,810
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2015	5,000	5,702
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2017	20,000	22,327

				1,203,287

North Carolina (3.0%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.25%	10/1/2019	10,000	10,390
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011	25,000	27,233
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012	14,875	16,245
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	25,000	27,338
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2014	15,000	16,615
North Carolina Eastern Muni. Power Agency Rev	5.30%	1/1/2015	4,000	4,310
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016	3,000	3,231
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017	4,700	5,038
North Carolina GO	5.25%	6/1/2011	10,375	11,756
North Carolina GO	5.00%	3/1/2020	28,000	30,413
North Carolina Muni. Power Agency Rev	5.25%	1/1/2009 (1)	8,500	9,381
North Carolina Muni. Power Agency Rev	5.25%	1/1/2014 (2)	26,585	29,725
North Carolina Muni. Power Agency Rev	5.25%	1/1/2016 (4)	10,000	11,047
North Carolina Muni. Power Agency Rev	5.25%	1/1/2017 (4)	15,290	16,800
North Carolina Muni. Power Agency Rev	5.25%	1/1/2018 (1)	69,720	76,249
North Carolina Muni. Power Agency Rev	5.25%	1/1/2019 (1)	38,600	42,102
North Carolina Muni. Power Agency Rev	5.25%	1/1/2020 (1)	10,000	10,856
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011 (Prere.)	2,380	2,744
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011 (Prere.)	1,970	2,271
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2013	1,500	1,714
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2014	1,240	1,417

				356,875

Ohio (3.2%)
Butler County OH BAN	2.00%	3/11/2005	10,655	10,661
Cincinnati OH GO	5.25%	12/1/2015 (4)	14,710	16,589
Cincinnati OH GO	5.25%	12/1/2016 (4)	9,185	10,305
Cincinnati OH GO	5.25%	12/1/2017 (4)	5,000	5,577
Cincinnati OH GO	5.25%	12/1/2018 (4)	8,150	9,051
Cleveland OH Airport System Rev	5.25%	1/1/2009 (4)	8,535	9,276
Cleveland OH Airport System Rev	5.25%	1/1/2010 (4)	9,010	9,816
Cleveland OH Airport System Rev	5.25%	1/1/2012 (4)	5,000	5,448
Cleveland OH Airport System Rev. VRDO	1.77%	11/8/2004 (4)	40,300	40,300
Cleveland OH GO	5.50%	8/1/2008 (1)	6,295	6,948
Cleveland OH Water Works Rev	6.00%	1/1/2006 (1)	2,100	2,199
Cleveland OH Water Works Rev	5.25%	1/1/2009 (4)	2,500	2,736

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Cleveland OH Water Works Rev	5.25%	1/1/2010 (4)	$ 7,000	$ 7,650
Cleveland OH Water Works Rev	5.375%	1/1/2013 (4)	3,455	3,901
Kent State Univ. Ohio VRDO	1.75%	11/8/2004 (1)	14,725	14,725
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,612
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,303
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,571
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,635
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,402
Montgomery County OH Rev. (Catholic Health Initiative)	5.00%	5/1/2030 †	20,000	20,287
Ohio Building Auth. Rev. (Administration Building Fund)	5.50%	10/1/2013 (4)	6,605	7,508
Ohio Building Auth. Rev. (Data Center)	5.75%	10/1/2005	3,070	3,180
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	5,008
Ohio Building Auth. Rev. (Highway Safety Building)	5.75%	4/1/2007 (2)(Prere.)	5,055	5,542
Ohio Building Auth. Rev. (State Correctional Fac.)	5.80%	10/1/2006	4,360	4,670
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2007 (2)(Prere.)	5,485	6,013
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2007 (2)(Prere.)	5,375	5,892
Ohio Building Auth. Rev. (State Correctional Fac.)	6.00%	4/1/2007 (2)(Prere.)	3,710	4,089
Ohio Building Auth. Rev. (State Correctional Fac.)	5.90%	10/1/2007	2,500	2,759
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2012 (4)	5,000	5,684
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2013 (4)	3,000	3,409
Ohio Building Auth. Rev. (State Correctional Fac.)	5.25%	4/1/2017	5,565	6,388
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,776
Ohio GO	7.625%	8/1/2010	3,510	4,358
Ohio GO	5.375%	2/1/2012	7,255	8,135
Ohio GO	5.375%	2/1/2013	7,645	8,572
Ohio GO	5.25%	8/1/2013 (4)	12,435	14,167
Ohio GO	5.50%	8/1/2013	2,945	3,406
Ohio GO	5.375%	2/1/2014	5,000	5,606
Ohio GO	5.375%	2/1/2015	3,485	3,857
Ohio GO	5.375%	2/1/2017	5,500	6,088
Ohio GO VRDO	1.75%	11/8/2004	6,500	6,500
Ohio Higher Educ. Capital Fac. Rev	5.00%	12/1/2007	5,000	5,414
Ohio Higher Educ. Capital Fac. Rev	5.25%	11/1/2014	3,710	4,177
Ohio Housing Finance Agency Mortgage Rev	5.025%	3/1/2021	1,225	1,233
Ohio Housing Finance Agency Mortgage Rev	5.45%	9/1/2031	13,160	13,162
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	7,800	8,302
Ohio Public Fac. Comm. Higher Educ. Capital Fac	5.25%	5/1/2005 (2)(Prere.)	5,950	6,055
Ohio Turnpike Comm. Turnpike Rev	5.50%	2/15/2006 (1)(Prere.)	4,435	4,725
Ohio Water Dev. Auth. PCR	5.00%	12/1/2012	5,000	5,617
Ohio Water Dev. Auth. Rev	6.00%	12/1/2004 (2)(Prere.)	2,520	2,529
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2013 (3)	2,700	3,085
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2014 (3)	1,000	1,139

				387,037

Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev	6.25%	6/1/2011 (2)	7,600	8,993
Oklahoma Turnpike Auth	5.50%	1/1/2009 (3)	6,000	6,701

				15,694

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.50%	2/15/2009	$ 7,715	$ 8,531
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.50%	2/15/2010	9,955	11,076
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.75%	5/1/2012	2,955	3,359
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.75%	5/1/2013	5,580	6,281
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.75%	5/1/2014	5,825	6,515
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.75%	5/1/2015	4,395	4,895
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	3,000	3,419
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	8,715	9,932
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	2,500	2,849
Oregon State Dept. Administrative Services	5.75%	4/1/2010 (4)	7,560	8,555
Port Auth. of Portland OR Airport Rev
Portland International Airport)	5.00%	7/1/2013 (3)	2,520	2,686
Port Auth. of Portland OR Airport Rev
(Portland International Airport)	5.50%	7/1/2014 (2)	5,325	5,716
Portland OR Sewer System Rev	6.00%	6/1/2007 (3)	5,600	6,142

				79,956

Pennsylvania (3.1%)
Delaware County PA IDA Resource Recovery Rev
(American Fuel)	6.10%	1/1/2007	7,955	8,391
Delaware County PA IDA Resource Recovery Rev
(American Fuel)	6.00%	1/1/2009	5,355	5,767
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	3,000	3,000
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	2,400	2,400
Pennsbury PA School Dist. GO	5.50%	8/15/2014 (3)	6,000	6,167
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2014 (1)	4,000	4,096
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2016 (3)(ETM)	3,000	3,713
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	3,515	3,753
Pennsylvania GO	5.25%	2/1/2008	15,440	16,877
Pennsylvania GO	6.00%	7/1/2008	8,220	9,254
Pennsylvania GO	5.00%	9/15/2008	7,150	7,831
Pennsylvania GO	5.25%	2/1/2013 (1)	27,430	31,167
Pennsylvania GO	5.50%	5/1/2014 (4)	10,000	11,419
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.81%	11/8/2004 (2)	3,900	3,900
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2004 (1)	9,295	9,306
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2005 (1)	7,690	7,905
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2006 (1)	4,375	4,585
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pittsburgh Medical Center)	5.25%	8/1/2011 (4)	8,195	9,001

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pittsburgh Medical Center)	5.25%	8/1/2012 (4)	$ 2,750	$ 3,049
Pennsylvania Higher Educ. Fac. Auth. Rev
(Univ. of Pittsburgh Medical Center)	5.25%	8/1/2013 (4)	4,000	4,416
Pennsylvania Housing Finance Agency Rev	5.40%	10/1/2024	3,175	3,241
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2011 (3)	10,000	11,031
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2012 (3)	6,660	7,347
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2013 (3)	5,000	5,516
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011 (2)	2,125	2,354
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011 (2)	1,905	2,110
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011 (2)(ETM)	2,875	3,191
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011 (2)(ETM)	4,095	4,546
Philadelphia PA Airport Parking Auth	5.25%	9/1/2010 (2)	4,875	5,266
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,211
Philadelphia PA GO	5.25%	3/15/2010 (4)	1,755	1,934
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,891
Philadelphia PA GO	5.25%	3/15/2011 (4)	3,610	3,993
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	13,546
Philadelphia PA GO	5.25%	3/15/2012 (4)	3,000	3,318
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,483
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,511
Philadelphia PA Gas Works Rev	5.50%	7/1/2007 (4)	8,025	8,691
Philadelphia PA Gas Works Rev	5.50%	7/1/2009 (4)	10,820	11,879
Philadelphia PA Gas Works Rev	5.25%	7/1/2010 (4)	10,180	11,085
Philadelphia PA Gas Works Rev	5.25%	7/1/2011 (4)	5,000	5,445
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	900	900
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.75%	6/15/2011 (3)	4,695	5,157
Philadelphia PA Muni. Auth. Rev	5.25%	5/15/2013 (4)	11,105	12,434
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2014 (4)	5,965	6,661
Philadelphia PA School Dist. GO	6.25%	9/1/2005 (2)(ETM)	5,000	5,186
Philadelphia PA School Dist. GO	6.25%	9/1/2006 (2)	2,000	2,152
Philadelphia PA School Dist. GO	6.25%	9/1/2008 (2)	4,000	4,550
Philadelphia PA School Dist. GO	6.25%	9/1/2009 (2)	2,080	2,409
Philadelphia PA School Dist. GO	5.25%	4/1/2011 (1)	3,920	4,303
Philadelphia PA School Dist. GO	5.50%	8/1/2012 (3)	10,815	12,408
Philadelphia PA Water & Waste Water Rev	6.25%	8/1/2007 (1)	5,000	5,542
Pittsburgh PA GO	5.20%	3/1/2010 (3)	17,000	17,400
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.85%	12/1/2020	4,860	5,234

				370,922

Puerto Rico (1.4%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2022 (1)	17,800	20,355
Puerto Rico Electric Power Auth. Rev. VRDO	1.81%	11/8/2004 (1)*	10,010	10,010
Puerto Rico GO	5.50%	7/1/2011 (4)	8,500	9,770
Puerto Rico GO	5.50%	7/1/2013 (1)	5,000	5,824
Puerto Rico GO	5.50%	7/1/2014 (1)	5,000	5,859
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2011 (1)	2,835	3,383
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2013 (1)	7,220	8,808
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2015 (1)	5,590	6,932
Puerto Rico Highway & Transp. Auth. Rev	5.25%	7/1/2016 (3)	8,885	10,004
Puerto Rico Muni. Finance Agency	5.75%	8/1/2012 (4)	2,470	2,816

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	4,000	4,573
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.00%	7/1/2011 (3)	48,810	38,952
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.00%	7/1/2012 (3)	34,465	26,319
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.50%	7/1/2017 (2)	6,390	7,552
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.50%	7/1/2018 (2)	6,430	7,594

				168,751

Rhode Island (0.5%)
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010 (1)(ETM)	18,465	21,666
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010 (1)(ETM)	8,385	9,652
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.25%	6/15/2009 (4)	3,335	3,712
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.25%	6/15/2010 (4)	3,000	3,363
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.25%	6/15/2011 (4)	5,000	5,642
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.25%	6/15/2012 (4)	5,000	5,669
Rhode Island GO	6.00%	8/1/2005 (1)	3,000	3,094
Rhode Island GO	6.00%	8/1/2006 (1)	3,000	3,207

				56,005

South Carolina (0.9%)
Berkeley County SC Water & Sewer System Rev	5.00%	6/1/2007 (1)	4,140	4,445
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.25%	8/15/2022	13,000	13,839
Piedmont SC Muni. Power Agency Rev	5.40%	1/1/2007 (1)	1,800	1,921
Piedmont SC Muni. Power Agency Rev	5.40%	1/1/2007 (1)(ETM)	1,400	1,500
Piedmont SC Muni. Power Agency Rev	0.00%	1/1/2022 (3)	9,950	4,290
Piedmont SC Muni. Power Agency Rev	0.00%	1/1/2023 (3)	8,780	3,554
South Carolina GO	5.00%	7/1/2008	2,750	3,008
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2010 (ETM)	10,500	12,192
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,606
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030	2,000	2,059
South Carolina Public Service Auth. Rev	5.375%	1/1/2013 (4)	7,300	8,243
South Carolina Public Service Auth. Rev	5.50%	1/1/2013 (4)	5,000	5,731
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009 (1)(Prere.)	6,245	7,185
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009 (1)(Prere.)	9,020	10,377
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009 (1)(Prere.)	8,495	9,773
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2011 (1)	6,925	7,877

				104,600

South Dakota (0.1%)
South Dakota Building Auth. Lease Rev	5.25%	12/1/2010 (2)	4,800	5,191

Tennessee (1.6%)
Knoxville TN Health, Educ. & Housing Board Rev
(Univ. Health System, Inc.)	5.40%	4/1/2011	3,465	3,706
Knoxville TN Health, Educ. & Housing Board Rev
(Univ. Health System, Inc.)	5.50%	4/1/2012	2,660	2,834
Knoxville TN Health, Educ. & Housing Board Rev
(Univ. Health System, Inc.)	5.50%	4/1/2013	4,495	4,760

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Knoxville TN Health, Educ. & Housing Board Rev
(Univ. Health System, Inc.)	5.625%	4/1/2014	$ 2,000	$ 2,118
Knoxville TN Health, Educ. & Housing Board Rev
(Univ. Health System, Inc.)	5.75%	4/1/2019	13,000	13,592
Memphis TN Electric System Rev	5.00%	12/1/2009 (1)	60,140	66,331
Memphis TN Electric System Rev	5.00%	12/1/2010 (1)	33,000	36,585
Memphis TN Electric System Rev	5.00%	12/1/2012 (1)	15,000	16,705
Memphis TN Electric System Rev	5.00%	12/1/2013 (1)	10,000	11,132
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.72%	11/1/2004	12,200	12,200
Metro. Govt. of Nashville & Davidson County TN
Water & Sewer Rev	7.70%	1/1/2012 (3)	5,000	6,179
Montgomery County TN Public Building Auth. Pooled
Financial Rev. (Tennessee County Loan Pool) VRDO	1.75%	11/1/2004 LOC	7,300	7,300
Shelby County TN GO	5.625%	4/1/2005 (Prere.)	1,245	1,278
Shelby County TN GO	0.00%	12/1/2011	10,000	7,794
Shelby County TN GO	5.625%	4/1/2012	3,755	3,850

				196,364

Texas (9.8%)
Austin TX Combined Util. System Rev	0.00%	11/15/2010 (2)	5,000	4,078
Austin TX Combined Util. System Rev	0.00%	11/15/2011 (1)	18,100	14,043
Austin TX Combined Util. System Rev	0.00%	11/15/2011 (2)	16,050	12,453
Austin TX Combined Util. System Rev	6.00%	11/15/2013 (1)	16,000	19,037
Austin TX Combined Util. System Rev	5.125%	5/15/2014 (4)	28,900	31,106
Austin TX Combined Util. System Rev	0.00%	5/15/2018 (3)	25,215	13,782
Austin TX Combined Util. System Rev	0.00%	5/15/2019 (3)	28,160	14,533
Austin TX Independent School Dist. GO	5.75%	8/1/2006 (Prere.)	3,470	3,696
Austin TX Independent School Dist. GO	5.75%	8/1/2012	1,530	1,622
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	58,000	61,819
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009 (Prere.)	3,105	3,531
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009 (Prere.)	2,760	3,138
Dallas TX Independent School Dist. GO	5.30%	8/15/2005 (Prere.)	3,780	3,884
Dallas TX Independent School Dist. GO	5.40%	8/15/2005 (Prere.)	7,890	8,114
Dallas TX Independent School Dist. GO	5.50%	8/15/2005 (Prere.)	18,300	18,834
Dallas TX Independent School Dist. GO	5.30%	8/15/2008	1,220	1,252
Harris County TX Health Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO	1.74%	11/1/2004	3,200	3,200
Harris County TX Health Fac. Dev. Corp. Rev
(Texas Medical Center) VRDO	1.74%	11/1/2004 (1)	12,000	12,000
Harris County TX Health Fac. Dev. Corp. Rev
(Young Men's Christian Assoc. of Greater Houston) VRDO	1.74%	11/1/2004 LOC	8,800	8,800
Harris County TX Sports Auth. Rev	0.00%	11/15/2023 (1)	7,000	2,733
Harris County TX Sports Auth. Rev	0.00%	11/15/2025 (1)	11,000	3,766
Harris County TX Sports Auth. Rev	0.00%	11/15/2027 (1)	11,000	3,288
Harris County TX Sports Auth. Rev	0.00%	11/15/2031 (1)	7,570	1,801
Harris County TX Toll Road Rev	5.375%	8/15/2012 (4)	10,000	11,414
Houston TX Airport System Rev	5.75%	7/1/2011 (4)	6,560	7,270
Houston TX Airport System Rev	6.00%	7/1/2011 (3)	4,200	4,666
Houston TX Airport System Rev	5.875%	7/1/2012 (4)	7,015	7,762
Houston TX Airport System Rev	6.00%	7/1/2012 (3)	4,460	4,955

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Houston TX Airport System Rev	5.875%	7/1/2014 (4)	$ 5,000	$ 5,573
Houston TX GO	7.00%	3/1/2006 (Prere.)	4,125	4,402
Houston TX GO	7.00%	3/1/2008	44,280	49,275
Houston TX GO	5.25%	3/1/2009 (Prere.)	4,815	5,333
Houston TX GO	5.50%	9/1/2010 (4)(Prere.)	10,885	12,290
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	3,925	4,484
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	11,450	13,080
Houston TX GO	5.25%	3/1/2011	1,185	1,302
Houston TX GO	5.50%	3/1/2011 (4)	1,050	1,182
Houston TX GO	5.00%	3/1/2012 (1)	4,735	5,265
Houston TX GO	5.75%	3/1/2012 (4)	1,105	1,258
Houston TX GO	5.75%	3/1/2013 (4)	375	427
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.25%	7/1/2005 (4)(Prere.)	7,085	7,319
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.50%	9/1/2010 (2)	9,155	10,363
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	5,031
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	11,275
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,895
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.75%	9/1/2013 (2)	13,840	15,900
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,982
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,966
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.75%	9/1/2016 (2)	5,540	6,328
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	0.00%	9/1/2017 (2)	13,760	7,791
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.75%	9/1/2017 (2)	5,855	6,669
Houston TX Independent School Dist. GO	0.00%	8/15/2015	5,355	3,399
Houston TX Water & Sewer System Rev	0.00%	12/1/2010 (2)	5,000	4,071
Houston TX Water & Sewer System Rev	5.75%	12/1/2012 (2)(Prere.)	8,000	9,408
Houston TX Water & Sewer System Rev	5.50%	12/1/2014 (4)	22,500	25,616
Houston TX Water & Sewer System Rev	5.50%	12/1/2015 (4)	7,250	8,182
Lower Colorado River Auth. Texas Rev	5.75%	5/15/2011 (4)	14,200	16,039
Lower Colorado River Auth. Texas Rev	5.00%	1/1/2012 (4)(ETM)	2,520	2,809
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012 (1)	3,975	4,471
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013 (1)	3,000	3,365
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014 (1)	4,475	5,033
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014 (4)	5,000	5,674
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	24,000	27,230
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2016 (1)	2,000	2,218
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017 (1)	3,000	3,326
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019 (1)	3,000	3,326
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020 (1)	2,000	2,213
North Texas Health Fac. Dev.	5.75%	2/15/2010 (1)	4,115	4,581

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006	$ 6,120	$ 6,296
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006 (ETM)	345	354
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006 (ETM)	1,535	1,577
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007 (Prere.)	7,635	8,241
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007 (Prere.)	725	783
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007 (Prere.)	610	659
San Antonio TX Electric & Gas Rev	5.60%	2/1/2007 (Prere.)	745	810
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009 (Prere.)	5,910	6,590
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009 (Prere.)	2,110	2,353
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009 (Prere.)	2,985	3,328
San Antonio TX Electric & Gas Rev	5.25%	2/1/2010	6,140	6,596
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	10,205	11,656
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	9,200	10,508
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	20,440	23,345
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	12,100	13,820
San Antonio TX Electric & Gas Rev	5.50%	2/1/2011	12,225	13,893
San Antonio TX Electric & Gas Rev	5.00%	2/1/2012 (4)	5,000	5,558
San Antonio TX Electric & Gas Rev	5.25%	2/1/2012	5,515	6,084
San Antonio TX Electric & Gas Rev	5.25%	2/1/2013	5,000	5,647
San Antonio TX Electric & Gas Rev	5.25%	2/1/2013	3,890	4,292
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013	10,000	11,382
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015	7,250	8,291
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016	23,315	26,046
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017	13,025	14,551
San Antonio TX Electric & Gas Rev	5.375%	2/1/2018	8,140	9,078
San Antonio TX Electric & Gas Rev	5.375%	2/1/2019	10,000	11,102
Tarrant County TX Health Resources	5.75%	2/15/2013 (1)	7,670	8,539
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2016	10,360	11,533
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2017	10,000	11,062
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2018	10,000	11,008
Texas GO Public Finance Auth	5.50%	10/1/2009	7,000	7,891
Texas GO Public Finance Auth	5.50%	10/1/2012	13,455	15,338
Texas GO Public Finance Auth	5.50%	10/1/2013	19,175	21,858
Texas GO Public Finance Auth	5.375%	10/1/2014	21,310	24,243
Texas Muni. Power Agency Rev	0.00%	9/1/2010 (2)(ETM)	625	515
Texas Muni. Power Agency Rev	0.00%	9/1/2010 (2)	11,215	9,216
Texas Muni. Power Agency Rev	0.00%	9/1/2012 (2)(ETM)	325	243
Texas Muni. Power Agency Rev	0.00%	9/1/2012 (2)	4,850	3,602
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)(ETM)	100	71
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)	11,400	8,033
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)(ETM)	110	74
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)	5,555	3,719
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)(ETM)	85	54
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)	13,165	8,355
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)	22,835	13,735
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)(ETM)	70	43
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)	31,345	17,863
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)(ETM)	365	211
Texas TRAN	3.00%	8/31/2005	50,000	50,499
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008	53,195	57,852
Texas Water Dev. Board Rev. VRDO	1.75%	11/1/2004	4,600	4,600
Tomball TX Hosp. Auth. Rev	5.75%	7/1/2014	8,500	8,765

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Tomball TX Hosp. Auth. Rev	6.00%	7/1/2019	$ 3,600	$ 3,679
Univ. of Houston TX Rev	5.25%	2/15/2009 (4)	3,080	3,409
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011 (Prere.)	8,290	9,445
Univ. of Texas Permanent Univ. Fund Rev	5.25%	8/15/2014	7,590	8,652
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.75%	11/8/2004 (10)	19,390	19,390

				1,179,265

Utah (0.7%)
Intermountain Power Agency Utah Power Supply Rev	5.25%	7/1/2009 (1)(ETM)	5,180	5,756
Intermountain Power Agency Utah Power Supply Rev	5.25%	7/1/2009 (1)	36,060	39,726
Salt Lake County UT GO	5.00%	6/15/2010	9,100	10,113
Salt Lake County UT GO	5.00%	6/15/2013	10,170	11,454
Utah GO	5.00%	7/1/2011	7,550	8,428
Utah GO	5.00%	7/1/2012	5,000	5,611
Utah Muni. Finance Coop. Local Govt. Rev	0.00%	3/1/2010 (4)	7,000	5,854

				86,942

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	5,865	6,784

Virginia (0.6%)
Chesapeake Bay Bridge & Tunnel Virginia	5.40%	7/1/2005 (3)	6,090	6,238
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.75%	11/1/2004	4,300	4,300
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	1,950	2,172
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	1,010	1,125
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	580	646
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	610	679
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2010	7,740	8,583
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2011	3,990	4,425
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2012	2,390	2,650
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2013	1,170	1,297
Virginia College Building Auth. Educ. Fac. Rev
Public Higher Educ	5.75%	9/1/2010 (Prere.)	4,310	4,966
Virginia College Building Auth. Educ. Fac. Rev
Public Higher Educ	5.75%	9/1/2011	4,085	4,664
Virginia Public Building Auth. Rev	5.00%	8/1/2012	13,080	14,658
Virginia Public School Auth. Rev	5.40%	6/1/2005 (Prere.)	5,750	5,986
Virginia Public School Auth. Rev	5.00%	8/1/2008	7,675	8,391
Virginia Public School Auth. Rev	5.25%	8/1/2008	5,585	6,156

				76,936

Washington (0.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015 (1)	10,000	6,353
King County WA School Dist. GO	5.50%	12/1/2007 (3)(Prere.)	5,635	6,194
Port of Seattle WA Rev	6.00%	2/1/2015 (1)	2,370	2,757
Snohomish County WA Mukilteo School Dist	6.50%	12/1/2011	5,825	7,026
Spokane WA Regional Solid Waste Management
System Rev	6.50%	1/1/2008 (2)	3,500	3,908
Spokane WA Regional Solid Waste Management
System Rev	6.50%	1/1/2009 (2)	3,000	3,414
Washington GO	6.25%	2/1/2011	6,680	7,645
Washington GO	5.50%	7/1/2011	6,755	7,592
Washington GO	5.70%	10/1/2015 (4)	10,000	11,626
Washington Health Care Fac. Auth. (Sisters of Providence)	6.00%	10/1/2005 (2)	4,830	5,009

				61,524

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
West Virginia (0.2%)
West Virginia Building Comm. Rev	5.25%	7/1/2008 (1)	$ 2,150	$ 2,348
West Virginia GO	5.75%	6/1/2013	5,000	5,652
West Virginia GO	5.25%	6/1/2016 (4)	10,000	11,022
West Virginia School Building Auth. Rev	5.30%	7/1/2009 (2)	8,000	8,759

				27,781

Wisconsin (1.7%)
Wisconsin GO	5.20%	5/1/2006 (Prere.)	4,150	4,353
Wisconsin GO	5.00%	5/1/2010	14,420	15,927
Wisconsin GO	5.00%	5/1/2011	15,180	16,855
Wisconsin GO	5.75%	5/1/2011 (Prere.)	18,000	20,845
Wisconsin GO	5.75%	5/1/2011 (Prere.)	20,315	23,526
Wisconsin GO	5.75%	5/1/2011 (Prere.)	20,000	23,161
Wisconsin GO	5.25%	5/1/2012	15,975	18,054
Wisconsin GO	5.25%	5/1/2013	16,810	19,028
Wisconsin GO	5.50%	5/1/2013 (1)	7,000	8,063
Wisconsin GO	5.50%	5/1/2014 (1)	18,000	20,838
Wisconsin GO	5.25%	5/1/2015 (1)	5,000	5,517
Wisconsin GO	5.50%	5/1/2015 (1)	15,000	17,446
Wisconsin GO	5.50%	11/1/2016 (4)	5,000	5,866

				199,479

TOTAL MUNICIPAL BONDS
(Cost $11,303,157)				11,933,285

TEMPORARY CASH INVESTMENT (0.1%)			Shares

Vanguard Municipal Cash Management Fund, 1.67%‡
(Cost $4,711)			4,711,337	4,711

TOTAL INVESTMENTS (99.5%)
(Cost $11,307,868)				11,937,996

OTHER ASSETS AND LIABILITIES (0.5%)

Other Assets—Note B				192,061
Liabilities				(127,014)

				65,047

NET ASSETS (100%)				$12,003,043

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was 30,010,000, representing 0.3% of net assets.
**	Securities with an aggregate value of 24,905,000 have been segregated as initial margin for open futures contracts.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
††	Non-income-producing security—interest payments in default.
‡	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see page 119.

Amount (000)

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$11,451,732
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(81,664)
Unrealized Appreciation
Investment Securities	630,128
Futures Contracts	2,847

NET ASSETS	$12,003,043

Investor Shares—Net Assets
Applicable to 501,594,907 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$6,858,486

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$13.67

Admiral Shares—Net Assets
Applicable to 376,248,864 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,144,557

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$13.67

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (102.3%)
Alabama (0.3%)
Medical Clinic Board of Montgomery AL Rev
(Jackson Hosp.)	6.00%	3/1/2026 (2)	$ 5,500	$ 5,832
Mobile AL Water & Sewer Comm	5.50%	1/1/2010 (3)	4,000	4,104

				9,936

Alaska (0.3%)
Anchorage AK Electric Rev	8.00%	12/1/2009 (1)	2,565	3,185
Anchorage AK Electric Rev	8.00%	12/1/2010 (1)	2,960	3,759
North Slope Borough AK GO	0.00%	6/30/2010 (1)	4,000	3,299

				10,243

Arizona (3.2%)
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,285
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,911
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,508
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	6,002
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	5,003
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	6,177
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,545
Maricopa County AZ Rev. (Samaritan Health Service)	7.00%	12/1/2016 (1)(ETM)	8,650	11,094
Mesa AZ Util. System Rev	5.25%	7/1/2014 (3)	10,000	11,438
Phoenix AZ Civic Improvement Corp. Airport Rev	5.75%	7/1/2015 (3)	5,290	5,608
Phoenix AZ Civic Improvement Corp. Airport Rev	5.75%	7/1/2016 (3)	5,595	5,931
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	6,312
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	7,075
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	7,225
Tucson AZ Water System Rev	5.50%	7/1/2017 (3)	4,850	5,521

				93,635

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.50%	7/1/2010 (1)	3,500	4,138
North Little Rock AR Electric Rev	6.50%	7/1/2015 (1)	4,500	5,526

				9,664

California (12.5%)
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.25%	12/1/2015 (3)	14,740	16,523
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.25%	12/1/2016 (3)	10,000	11,162
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.25%	12/1/2017 (3)	10,050	11,171
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.25%	12/1/2018 (3)	7,890	8,727
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.25%	12/1/2019 (3)	5,310	5,849
California Educ. Fac. Auth. Rev. (Pepperdine Univ.)	5.00%	9/1/2033 (3)	21,000	21,477
California GO	5.00%	2/1/2017 (2)	2,500	2,732
California GO	5.00%	2/1/2018 (2)	3,565	3,870
California GO	5.00%	2/1/2019 (2)	1,500	1,620
California Health Fac. Finance Auth. Rev
(Pomona Valley Hosp.)	5.75%	7/1/2015 (1)	8,205	9,091
California Infrastructure & Econ. Dev. Bank Rev
(Workers' Compensation)	5.25%	10/1/2014 (2)	25,815	29,194

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
California Public Works Board Lease Rev
(Dept. of Corrections)	5.00%	12/1/2017 (1)	$ 13,835	$ 15,215
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.75%	11/8/2004 (2)	13,000	13,000
California State Econ. Recovery Bonds	5.25%	7/1/2014 (3)	23,680	27,065
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2038 (2)	26,020	26,510
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2043 (2)	5,000	5,087
Los Angeles CA USD GO	5.25%	7/1/2019 (4)	9,000	9,921
Los Angeles CA USD GO	5.25%	7/1/2020 (4)	9,000	9,865
Modesto CA Irrigation Dist. Finance Auth. Rev
(Woodland Project)	6.50%	10/1/2022 (2)(ETM)	20,225	26,161
MSR California Public Power Agency Rev
(San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,597
MSR California Public Power Agency Rev
(San Juan Project)	6.75%	7/1/2020 (1)(ETM)	12,360	15,231
Sacramento CA County Sanitation Dist. Financing Auth	5.00%	12/1/2035 (2)†	22,000	22,667
Sacramento CA Muni. Util. Dist. Rev	6.50%	9/1/2013 (1)	8,895	10,706
San Diego CA USD GO	5.50%	7/1/2020 (1)	11,390	13,452
San Diego CA USD GO	5.50%	7/1/2022 (1)	9,160	10,761
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2032 (1)	70,150	16,500
Santa Clara CA Redev. Agency (Bayshore North)	7.00%	7/1/2010 (2)	2,000	2,322
Santa Rosa CA Waste Water Rev	6.00%	9/1/2015 (3)	5,000	5,937
Ukiah CA Electric Rev	6.25%	6/1/2018 (1)	6,330	7,700

				370,113

Colorado (5.7%)
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	14,468
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	15,229
Colorado Springs CO Util. System Rev	5.375%	11/15/18 (2)	10,000	11,260
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2008 (1)	14,355	12,922
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2009 (1)	16,500	14,211
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2015 (1)	5,795	3,677
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019 (1)	8,000	4,076
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2024 (1)	19,225	7,189
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	4,900	1,709
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2029 (1)	23,500	6,362
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	20,000	5,125
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2032 (1)	41,000	9,353
E-470 Public Highway Auth. Colorado Rev	5.75%	9/1/2035 (1)	9,750	10,943
Northern Colorado Water Conservation Dist. Rev	6.50%	12/1/2012 (2)	20,575	22,767
Northwest Parkway Public Highway Auth
Colorado Convertible Capital Appreciation	0.00%	6/15/2018 (4)	5,960	4,850
Northwest Parkway Public Highway Auth
Colorado Convertible Capital Appreciation	0.00%	6/15/2021 (2)	15,000	11,944
Northwest Parkway Public Highway Auth
Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	16,000	12,374

				168,459

Connecticut (0.8%)
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,000	5,589
Connecticut GO	5.125%	11/15/2011 (Prere.)	5,000	5,589
Connecticut GO	5.125%	11/15/2016	10,000	11,020

	22,198

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
District of Columbia (0.6%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/2013 (3)	$ 4,050	$ 4,526
Metro. Washington Airports Auth. Airport System Rev	5.75%	10/1/2014 (3)	5,270	5,933
Metro. Washington Airports Auth. Airport System Rev	5.75%	10/1/2015 (3)	5,585	6,274

	16,733

Florida (5.4%)
Broward County FL Airport System Rev	5.25%	10/1/2010 (1)	11,365	12,211
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	3,098
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2017 (1)	3,250	3,519
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.00%	10/1/2018 (1)	7,855	8,445
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2018 (1)	3,420	3,685
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.00%	10/1/2019 (1)	6,390	6,836
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2019 (1)	3,595	3,857
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2021 (1)	3,985	4,233
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2022 (1)	2,195	2,318
Hillsborough County FL Aviation Auth. Rev
(Tampa International Airport)	5.25%	10/1/2023 (1)	2,185	2,298
Hillsborough County FL School Board COP	5.25%	7/1/2016 (1)	13,300	15,212
Miami-Dade County FL School Board COP	6.00%	10/1/2009 (4)(Prere.)	5,765	6,648
Orange County FL Health Fac. Auth. Rev
(Adventist Sunbelt Group)	6.25%	11/15/2010 (2)	4,000	4,246
Orange County FL School Board COP	5.00%	8/1/2029 (2)†	11,900	12,260
Orlando & Orange County FL Expressway Auth	8.25%	7/1/2013 (3)	9,695	13,205
Palm Beach County FL Criminal Justice Fac. Rev	7.20%	6/1/2015 (3)	4,000	5,237
Sarasota County FL Public Hosp. Rev
(Sarasota Memorial Hosp.)	5.75%	10/1/2017 (1)	14,500	16,057
Tampa FL Util. Rev	6.75%	10/1/2010 (2)	9,330	11,235
Tampa FL Util. Rev	6.75%	10/1/2011 (2)	9,965	12,191
Tampa FL Util. Rev	6.75%	10/1/2012 (2)	10,635	13,203

				159,994

Georgia (4.7%)
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2015 (3)	8,500	9,957
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2016 (3)	7,000	8,227
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2017 (3)	8,000	9,421
Atlanta GA Water & Wastewater Rev. VRDO	1.74%	11/1/2004 (4)	21,915	21,915
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.50%	8/15/2026 (1)	12,000	13,405
Fulton DeKalb GA Hosp. Auth	5.00%	1/1/2012 (4)	4,300	4,778
Fulton DeKalb GA Hosp. Auth	5.25%	1/1/2014 (4)	15,805	17,879
George L. Smith Georgia World Congress Center Auth
Rev. (Domed Stadium)	5.70%	7/1/2013 (1)	5,000	5,548
George L. Smith Georgia World Congress Center Auth
Rev. (Domed Stadium)	5.75%	7/1/2014 (1)	5,000	5,590
George L. Smith Georgia World Congress Center Auth
Rev. (Domed Stadium)	5.75%	7/1/2015 (1)	3,680	4,076
George L. Smith Georgia World Congress Center Auth
Rev. (Domed Stadium)	5.50%	7/1/2020 (1)	24,740	26,954

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Henry County GA School Dist. GO	6.45%	8/1/2011 (1)	$ 4,000	$ 4,650
Private Colleges & Univ. Fac. Auth. of Georgia Rev
(Mercer Univ.)	6.50%	11/1/2015 (1)(ETM)	5,000	6,157

				138,557

Hawaii (3.4%)
Hawaii Airport System Rev	5.75%	7/1/2016 (3)	16,245	18,035
Hawaii Airport System Rev	5.75%	7/1/2017 (3)	12,175	13,516
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.95%	4/1/2012 (1)	15,000	16,482
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.65%	10/1/2027 (1)	9,750	10,534
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,899
Hawaii Highway Rev	5.25%	7/1/2011	1,150	1,231
Honolulu HI City & County GO	8.00%	10/1/2010 (ETM)	2,305	2,930
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2018 (3)	4,615	5,235
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2019 (3)	2,330	2,632
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2029 (3)	21,000	22,761

				99,255

Illinois (7.7%)
Chicago IL Board of Educ. GO	5.50%	12/1/2010 (3)(Prere.)	7,000	7,990
Chicago IL GO	0.00%	1/1/2020 (1)	5,000	4,055
Chicago IL GO	0.00%	1/1/2022 (1)	5,000	3,993
Chicago IL GO	0.00%	1/1/2024 (1)	9,490	7,447
Chicago IL GO	0.00%	1/1/2025 (1)	5,000	3,901
Chicago IL GO	0.00%	1/1/2028 (1)	10,805	8,291
Chicago IL GO	5.50%	1/1/2038 (1)	24,845	26,951
Chicago IL Midway Airport Rev	5.50%	1/1/2014 (4)	6,410	6,985
Chicago IL Midway Airport Rev	5.50%	1/1/2015 (4)	4,760	5,202
Chicago IL Midway Airport Rev	5.50%	1/1/2016 (4)	7,135	7,788
Chicago IL Midway Airport Rev	5.50%	1/1/2017 (4)	7,525	8,187
Chicago IL Midway Airport Rev	5.50%	1/1/2018 (4)	7,940	8,631
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	4,950	5,380
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	6,250	6,899
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)*	21,500	28,243
Chicago IL Water Rev	5.75%	11/1/2030 (2)	12,000	14,203
Cook County IL GO	7.25%	11/1/2007 (1)(ETM)	6,000	6,388
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	14,000	14,348
Illinois Regional Transp. Auth
(Cook, DuPage, and Kane Counties) GO	7.20%	11/1/2020 (2)	24,000	31,917
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2035 (1)	40,000	7,758
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2037 (1)	12,020	2,071
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2038 (1)	60,930	10,221

				226,849

Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	15,266

Kansas (0.9%)
Burlington KS PCR (Kansas Gas & Electric Co.)	2.65%	6/1/2006 (1)	15,000	15,136
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,850
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,236

				25,222

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Kentucky (2.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.75%	1/1/2026 (2)	$ 3,000	$ 3,232
Louisville & Jefferson County KY Metro. Sewer Dist	6.00%	5/15/2031 (3)	51,960	58,782
Louisville & Jefferson County KY Metro. Sewer Dist	5.75%	5/15/2033 (3)	2,335	2,609
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.50%	7/1/2011 (4)	3,355	3,740
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.50%	7/1/2013 (4)	2,600	2,914
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.50%	7/1/2015 (4)	3,675	4,075
Louisville & Jefferson County KY Regional Airport Auth
Airport System Rev	5.50%	7/1/2017 (4)	2,430	2,670

				78,022

Louisiana (1.0%)
New Orleans LA GO	0.00%	9/1/2010 (2)	8,500	6,997
New Orleans LA GO	0.00%	9/1/2011 (2)	10,475	8,207
New Orleans LA GO	0.00%	9/1/2013 (2)	9,000	6,353
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)	5.70%	5/15/2016 (4)	4,900	5,481
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)	5.75%	5/15/2021 (4)	2,950	3,285

				30,323

Maryland (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev
(Medlantic/Helix)	5.25%	8/15/2038 (4)	30,000	32,510
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	7.00%	7/1/2022 (3)	12,025	15,908

				48,418

Massachusetts (6.8%)
Massachusetts College Building Auth. Rev	0.00%	5/1/2017 (1)(ETM)	7,460	4,382
Massachusetts GO	7.00%	7/1/2009 (3)(ETM)	22,250	25,692
Massachusetts GO	5.50%	11/1/2012 (Prere.)	14,155	16,167
Massachusetts GO	5.50%	11/1/2012 (Prere.)	19,275	22,014
Massachusetts GO	5.50%	11/1/2017 (1)	12,500	14,637
Massachusetts GO	5.50%	10/1/2020 (1)	7,500	8,786
Massachusetts GO	5.25%	8/1/2022	6,775	7,613
Massachusetts GO	5.50%	12/1/2022 (4)†	25,580	29,835
Massachusetts GO	5.50%	12/1/2022 (2)†	11,665	13,605
Massachusetts GO	5.50%	12/1/2024 (2)†	10,000	11,588
Massachusetts Health & Educ. Fac. Auth. Rev
(Massachusetts General Hosp.)	6.25%	7/1/2012 (2)	19,150	22,031
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.25%	7/1/2014 (1)	11,135	12,467
Massachusetts Special Obligation Dedicated Tax Rev	5.75%	1/1/2032 (3)	10,000	11,185

				200,002

Michigan (3.5%)
Detroit MI Sewer System Rev	5.45%	7/1/2007 (3)(ETM)	6,850	7,402
Detroit MI Sewer System Rev	5.75%	1/1/2010 (3)(Prere.)	5,000	5,746
Detroit MI Sewer System Rev. VRDO	1.74%	11/1/2004 (4)	10,800	10,800
Detroit MI Water Supply System	5.50%	7/1/2033 (3)	22,000	23,877
Michigan Strategic Fund (Detroit Edison)	7.00%	7/15/2008 (1)	18,375	21,303
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.95%	9/1/2022 (3)	25,000	33,170

				102,298

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Minnesota (1.5%)
St. Cloud MN Health Care Rev
(St. Cloud Hosp. Obligation Group)	5.75%	5/1/2026 (4)	$ 37,665	$ 41,892
St. Cloud MN Health Care Rev
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,806

				44,698

Missouri (0.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist
(St. Clair County Metrolink Extension) VRDO	1.76%	11/8/2004 (4)	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(Lester Cox Medical Center)	5.25%	6/1/2015 (1)	5,000	5,595

	10,595

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.00%	1/1/2008 (1)	15,000	13,863

Nevada (0.2%)
Clark County NV GO	6.50%	6/1/2017 (2)	5,000	6,295

New Jersey (6.6%)
Atlantic County NJ Public Fac. COP	7.40%	3/1/2012 (3)	4,335	5,475
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.25%	8/1/2014 (1)	10,185	12,463
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.25%	8/1/2015 (1)	10,820	13,358
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.25%	7/1/2015 (1)	5,750	6,278
New Jersey Health Care Fac. Financing Auth. Rev
(St. Clares Riverside Medical Center)	5.75%	7/1/2014 (1)	3,000	3,069
New Jersey Health Care Fac. Financing Auth. Rev
(Virtua Health)	5.25%	7/1/2014 (4)	10,685	11,724
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013 (1)	18,795	22,206
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2010 (2)	64,260	64,449
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2011 (2)	14,435	14,477
New Jersey Turnpike Auth. Rev	6.50%	1/1/2013 (1)(ETM)	30,000	36,585
New Jersey Turnpike Auth. Rev	6.50%	1/1/2016 (1)(ETM)	3,940	4,802
New Jersey Turnpike Auth. Rev	6.50%	1/1/2016 (1)	1,060	1,305

				196,191

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.75%	5/15/2013 (3)(ETM)	1,500	1,505
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	3,000	3,486

				4,996

New York (7.9%)
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2013 (4)	11,000	8,067
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,938
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	1.75%	11/8/2004 (4)	3,000	3,000
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (11)	29,000	29,000
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (11)	10,000	10,000
New York City NY GO VRDO	1.70%	11/1/2004 (4)	19,000	19,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.375%	6/15/2016 (4)	31,265	34,782

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.71%	11/1/2004 (3)	$ 10,200	$ 10,200
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2029 (2)†	5,000	5,183
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	4.70%	11/1/2008 (1)	6,320	6,843
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	4.80%	11/1/2009 (1)	12,205	13,244
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	4.90%	11/1/2010 (1)	4,055	4,374
New York State Medical Care Fac. Finance Agency Rev
(Mental Health Services)	6.00%	2/15/2005 (1)(Prere.)	195	201
New York State Thruway Auth. Rev. (Service Contract)	5.75%	4/1/2010 (2)(Prere.)	2,500	2,894
New York State Thruway Auth. Rev. (Service Contract)	5.75%	4/1/2010 (2)(Prere.)	4,000	4,631
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	4,200	4,727
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	7,275	8,225
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	14,125	15,969
Suffolk County NY Water Auth. Rev	5.75%	6/1/2013 (2)(ETM)	7,345	8,388
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	1/1/2022 (Prere.)	12,325	13,994
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2022 (Prere.)	7,000	8,133

				232,793

North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)	5.25%	10/1/2017 (1)	13,750	15,032

North Dakota (0.3%)
Mercer County ND PCR (Basin Electric Power)	6.05%	1/1/2019 (2)	9,500	9,756

Ohio (1.6%)
Cuyahoga County OH Hosp. Refunding
& Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	12,155
Franklin County OH Convention Center Rev	0.00%	12/1/2006 (1)	4,355	4,172
Hamilton OH Electric System Rev. VRDO	1.76%	11/8/2004 (4)	5,400	5,400
Kent State Univ. Ohio VRDO	1.75%	11/8/2004 (1)	800	800
Montgomery County OH Rev
(Catholic Health Initiatives) VRDO	1.74%	11/8/2004	2,100	2,100
Ohio Common Schools PUT	2.45%	9/14/2007	10,400	10,461
Ohio GO	7.625%	8/1/2009	4,345	5,278
Univ. of Cincinnati OH General Receipts VRDO	1.76%	11/8/2004 (2)	3,900	3,900
Univ. of Toledo OH General Receipts VRDO	1.74%	11/1/2004 (3)	2,100	2,100

				46,366

Oregon (1.1%)
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,190	7,223
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	3,175	3,705
Oregon State Dept. Administrative Services	6.00%	5/1/2010 (2)(Prere.)	6,565	7,661
Portland OR Sewer System Rev	5.50%	6/1/2017 (1)	14,250	14,994

	33,583

Pennsylvania (5.9%)
Allegheny County PA Airport Rev
(Pittsburgh International Airport)	5.75%	1/1/2013 (1)	4,000	4,487
Dauphin County PA General Auth
Health System Rev. (Pinnacle Health)	5.50%	8/15/2028 (1)	9,415	10,467

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	$ 400	$ 400
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	1.74%	11/1/2004	8,450	8,450
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2016 (3)(ETM)	9,970	12,339
Pennsylvania Convention Center Auth. Rev	6.00%	9/1/2019 (3)(ETM)	10,000	12,222
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,708
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,708
Pennsylvania Higher Educ. Fac. Auth. Rev
(State System of Higher Educ.)	5.50%	7/1/2015 (2)	20,805	23,502
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	11,800	11,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	8,650	8,650
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	4,200	4,200
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2010 (3)	15,000	18,098
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2011 (3)	16,500	20,258
Pittsburgh PA Water & Sewer Auth. Rev	7.25%	9/1/2014 (3)(ETM)	5,000	6,047
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.78%	11/8/2004 (2)	12,200	12,200

				174,536

Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2021 (1)	5,000	5,748
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2022 (1)	2,930	3,351
Puerto Rico Public Finance Corp. PUT	5.25%	2/1/2012 (2)LOC	40,000	44,604

				53,703

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev
(McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	11,473

Tennessee (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2014 (3)	16,950	19,274
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.00%	12/1/2012 (2)	3,405	4,034
Shelby County TN GO	5.25%	4/1/2015	12,750	14,068
Tennessee Health, Educ. & Housing Fac
(Methodist Health System)	5.50%	8/1/2012 (1)	815	851
Tennessee Health, Educ. & Housing Fac
(Methodist Health System)	5.50%	8/1/2012 (1)(ETM)	1,685	1,909

				40,136

Texas (8.0%)
Dallas-Fort Worth TX International Airport Rev	5.75%	11/1/2015 (3)	10,000	11,176
Harris County TX GO	0.00%	10/1/2015 (1)	17,545	11,095
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	4,200	4,200
Harris County TX Hosp. Dist. Rev	6.00%	2/15/2013 (1)	12,910	14,729
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,311

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Houston TX GO	5.375%	3/1/2013 (4)	$ 6,500	$ 7,275
Houston TX GO	5.50%	3/1/2015 (4)	8,440	9,422
Houston TX GO	5.375%	3/1/2016 (4)	4,210	4,655
Houston TX GO	5.50%	3/1/2016 (4)	5,235	5,828
Houston TX Water & Sewer System Rev	5.375%	12/1/2007 (3)(Prere.)	17,000	18,754
Houston TX Water & Sewer System Rev	5.375%	12/1/2007 (3)(Prere.)	5,000	5,516
Houston TX Water & Sewer System Rev	5.50%	12/1/2016 (4)	7,000	7,877
Houston TX Water Conveyance System COP	6.80%	12/15/2010 (2)	5,490	6,589
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,592
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2009 (4)	3,945	4,470
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.00%	5/15/2010 (4)	2,000	2,290
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	8,119
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,726
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)(ETM)	685	462
Texas Muni. Power Agency Rev	0.00%	9/1/2014 (1)	34,315	22,974
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)	16,695	10,595
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)(ETM)	305	195
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)	13,400	8,060
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)(ETM)	250	152
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)(ETM)	370	213
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)	19,630	11,187
Texas Turnpike Auth. Dallas Northway Rev
(President George Bush Turnpike)	0.00%	1/1/2010 (2)(ETM)	6,000	5,063
Texas Water Dev. Board GO	5.75%	8/1/2026	5,595	6,283
Texas Water Dev. Board GO	5.75%	8/1/2032	10,380	11,608
Texas Water Dev. Board Rev	5.50%	7/15/2021	9,825	10,791
Texas Water Finance Assistance GO	5.50%	8/1/2024	7,850	8,636

				236,843

Washington (1.3%)
Chelan County WA Public Util
Chelan Hydro Consolidated System Rev	6.05%	7/1/2032 (1)	19,440	21,756
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2009 (1)	10,950	9,483
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015 (1)	12,585	7,996

				39,235

West Virginia (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2011 (1)(ETM)	7,325	9,030
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2012 (1)(ETM)	7,840	9,822
West Virginia Hosp. Finance Auth. Rev
(Charleston Medical Center)	5.75%	9/1/2013 (1)	8,000	8,395

				27,247

TOTAL MUNICIPAL BONDS
(Cost $2,758,253)				3,022,528

Market Value^ (000)
OTHER ASSETS AND LIABILITIES (-2.3%)

Other Assets—Note B	46,838
Payables for Investment Securities Purchased	(104,819)
Other Liabilities	(8,549)

(66,530)

NET ASSETS (100%)	$2,955,998

^	See Note A in Notes to Financial Statements.
*	Securities with an aggregate value of 6,568,000 have been segregated as initial margin for open futures contracts.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$2,717,445
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(25,814)
Unrealized Appreciation
Investment Securities	264,275
Futures Contracts	92

NET ASSETS	$2,955,998

Investor Shares—Net Assets
Applicable to 145,674,721 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,879,742

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$12.90

Admiral Shares—Net Assets
Applicable to 83,407,571 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,076,256

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$12.90

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.6%)

Arizona (1.3%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2017	$ 9,610	$ 10,811
Arizona Transp. Board Highway Rev	5.00%	7/1/2024	5,000	5,286
Scottsdale AZ IDA (Memorial Hosp.)	6.00%	9/1/2012 (2)	4,000	4,445
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	5,253

				25,795

California (10.5%)
Anaheim CA Public Finance Auth. Lease Rev	6.00%	9/1/2014 (4)	2,500	2,996
California Dept. of Veteran Affairs Rev	5.45%	12/1/2019 (2)	2,010	2,060
California GO	6.25%	9/1/2012	5,000	5,816
California GO	5.25%	11/1/2015	5,000	5,577
California GO	5.25%	11/1/2021	2,000	2,165
California GO	5.125%	11/1/2023	3,000	3,165
California Health Fac. Finance Auth. Rev
(Cedars-Sinai Medical Center)	6.25%	12/1/2034	5,000	5,391
California Public Works Board Lease Rev
(Community College)	5.625%	3/1/2016 (2)	11,370	12,132
California State Dept. of Water
Resources Power Supply Rev	6.00%	5/1/2013	5,000	5,841
California State Dept. of Water
Resources Power Supply Rev	5.50%	5/1/2015 (2)	6,000	6,849
California State Dept. of Water
Resources Power Supply Rev	6.00%	5/1/2015	2,500	2,923
California State Dept. of Water
Resources Power Supply Rev	5.50%	5/1/2016 (2)	10,000	11,408
California State Dept. of Water
Resources Power Supply Rev	5.375%	5/1/2018 (2)	5,000	5,541
California State Dept. of Water
Resources Power Supply Rev. VRDO	1.75%	11/8/2004 LOC	1,200	1,200
California State Econ. Recovery Bonds	5.00%	7/1/2015	15,200	16,911
California Statewide Community Dev. Auth. Rev
(Irvine Apartments) PUT	5.10%	5/17/2010	10,000	10,619
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00%	1/1/2028 (ETM)	24,000	7,488
Fresno CA Sewer Rev	6.25%	9/1/2010 (2)	6,395	7,519
Los Angeles CA Dept. of Water & Power Rev	5.25%	7/1/2015	5,140	5,677
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2015 (2)	4,670	5,174
Los Angeles County CA Public Works Financing Auth. Rev	5.50%	10/1/2011	5,000	5,470
Los Angeles County CA Public Works Financing Auth. Rev	5.50%	10/1/2012	6,750	7,384
San Bernardino County CA Medical Center COP	5.50%	8/1/2024 (1)	11,295	11,550
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,636
San Diego CA USD GO	0.00%	7/1/2012 (3)	5,420	4,057
San Diego CA USD GO	0.00%	7/1/2013 (3)	7,160	5,092
San Francisco CA City & County International Airport Rev	5.50%	5/1/2017 (1)	6,570	7,185
San Francisco CA City & County International Airport Rev	5.50%	5/1/2018 (1)	6,945	7,591
Southern California Public Power Auth. Rev
(Transmission Project)	0.00%	7/1/2014	8,500	5,694

				204,111

Colorado (4.2%)
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	20,000	23,311
Colorado Dept. of Transp. Rev	5.50%	6/15/2011 (1)(Prere.)	6,000	6,918
Colorado Springs CO Util. System Rev	5.00%	11/15/2010	2,500	2,776

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Denver CO City & County Airport Rev	6.00%	11/15/2013 (2)	$ 7,090	$ 7,998
Denver CO City & County Airport Rev	5.50%	11/15/2016 (3)	10,000	11,003
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2013 (1)	10,000	7,052
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2016 (1)	10,185	6,119
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019 (1)	5,000	2,548
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2020 (1)	15,165	7,284
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	9,700	3,382
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	10,000	2,562

				80,953

Connecticut (0.9%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.95%	9/1/2028	3,700	3,891
Connecticut GO	5.00%	6/1/2017 (1)	6,435	7,094
Connecticut GO	5.00%	12/1/2017 (1)	6,035	6,653

				17,638

District of Columbia (0.9%)
District of Columbia GO	6.75%	6/1/2005 (1)	40	40
District of Columbia GO	6.00%	6/1/2011 (1)(ETM)	3,085	3,621
District of Columbia GO	0.00%	6/1/2012 (1)	19,000	14,236

	17,897

Florida (1.6%)
Orange County FL School Board COP	5.375%	8/1/2017 (1)	5,000	5,434
Sunrise FL Util. System Rev	5.50%	10/1/2018 (2)	12,000	14,005
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.74%	11/8/2004 (2)	4,500	4,500
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.75%	11/8/2004 (2)	600	600
Tallahassee FL Health Fac. Rev
(Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	6,000	6,101

				30,640

Georgia (4.0%)
Atlanta GA Airport Fac. Rev	6.25%	1/1/2013 (3)	8,000	9,070
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,840
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	8,528
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2022 (3)	10,000	11,672
College Park GA IDA Lease Rev. (Civic Center)	7.00%	9/1/2010 (ETM)	11,500	13,291
Fulton County GA COP	6.00%	11/1/2015 (2)	4,815	5,586
Georgia Muni. Electric Power Auth. Rev	6.375%	1/1/2016 (1)	5,000	6,196
Metro. Atlanta GA Rapid Transp. Auth
Georgia Sales Tax Rev	6.25%	7/1/2018	12,170	14,886

				78,069

Hawaii (2.4%)
Hawaii Airport System Rev	5.75%	7/1/2016 (3)	5,000	5,551
Hawaii Airport System Rev	5.75%	7/1/2017 (3)	5,000	5,551
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.75%	12/1/2018 (2)	12,470	13,760
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,736
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,318
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2029 (3)	12,980	14,068

				45,984

Illinois (6.6%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2016 (3)	8,500	5,237
Chicago IL Board of Educ. GO	0.00%	12/1/2013 (2)	5,000	3,479
Chicago IL Board of Educ. GO	0.00%	12/1/2014 (2)	5,000	3,297
Chicago IL Metro. Water Reclamation Dist. GO	7.00%	1/1/2011 (ETM)	20,000	23,766
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	6,400	6,956

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	$ 16,690	$ 18,424
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	6,000	7,882
Chicago IL Skyway Toll Bridge Series 2000	5.50%	1/1/2031 (2)	8,750	9,478
Chicago IL Water Rev. VRDO	1.75%	11/8/2004 LOC	8,040	8,040
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	8,150	8,353
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	5,257
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev	6.75%	6/1/2010 (1)	6,000	6,991
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev	0.00%	12/15/2014 (1)	16,100	10,642
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.00%	4/1/2012 (1)	5,795	4,373
Will County IL Community School Dist	0.00%	11/1/2013 (4)	10,000	6,982

				129,157

Indiana (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	16,875	19,676

Kentucky (1.8%)
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010 (Prere.)	6,405	7,388
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	9,177
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,479
Kentucky Property & Building Comm. Rev	5.00%	10/1/2017 (2)	5,000	5,641
Louisville & Jefferson County KY Metro. Sewer Dist	5.75%	5/15/2033 (3)	5,000	5,587

				34,272

Louisiana (1.4%)
Louisiana GO	5.50%	5/15/2014 (3)	6,180	6,996
Louisiana GO	5.75%	11/15/2014 (3)	9,855	11,260
Louisiana State Gas and Fuels Tax Rev	5.375%	6/1/2018 (2)	5,000	5,615
New Orleans LA GO	0.00%	9/1/2016 (2)	5,785	3,484

				27,355

Maryland (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	6.75%	7/1/2030	7,500	8,466

Massachusetts (6.8%)
Massachusetts Bay Transp. Auth. Rev	7.00%	3/1/2021	15,000	19,405
Massachusetts GAN	5.75%	6/15/2014	10,000	11,323
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	11,245
Massachusetts GO	5.50%	11/1/2017 (1)	7,000	8,197
Massachusetts GO	5.50%	11/1/2017 (4)	13,250	15,515
Massachusetts GO	5.25%	8/1/2022	5,000	5,619
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.70%	7/1/2015	9,205	9,526
Massachusetts Port Auth. Rev	5.00%	7/1/2018	3,500	3,759
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2020 (3)	7,295	8,007
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019 *	32,000	39,711

				132,307

Michigan (4.4%)
Detroit MI GO	6.375%	4/1/2007	4,500	4,615
Detroit MI Sewer System Rev	5.75%	1/1/2010 (3)(Prere.)	5,000	5,746
Detroit MI Sewer System Rev	5.50%	7/1/2029 (3)	18,000	20,518
Detroit MI Water Supply System VRDO	1.77%	11/8/2004 (3)	1,400	1,400

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	$ 7,500	$ 7,681
Michigan Building Auth. Rev	5.50%	10/15/2016	5,500	6,185
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	9,326
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,821
Michigan State Univ. Board of Trustees VRDO	1.74%	11/1/2004	9,625	9,625
Univ. of Michigan Hosp. Rev. VRDO	1.75%	11/8/2004	9,270	9,270

				85,187

Mississippi (1.1%)
Mississippi GO	6.00%	11/1/2009 (Prere.)	7,250	8,372
Mississippi GO	6.00%	11/1/2009 (Prere.)	10,800	12,471

				20,843

Missouri (0.5%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.74%	11/1/2004	5,875	5,875
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(St. Luke's Episcopal Presbyterian Hosp.)	5.50%	12/1/2016 (4)	4,195	4,635

				10,510

Nevada (0.3%)
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2016 (4)	5,000	5,593

New Hampshire (1.8%)
Manchester NH General Airport Rev	5.625%	1/1/2030 (4)	23,000	25,145
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.00%	5/1/2021 (2)	10,000	10,734

				35,879

New Jersey (3.1%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2024	10,000	10,225
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013 (4)	10,000	11,893
New Jersey Transp. Corp. COP	6.00%	9/15/2010 (2)(Prere.)	13,000	15,168
New Jersey Transp. Corp. COP	5.50%	9/15/2012 (2)	5,000	5,709
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2024 (3)	5,795	6,918
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	7,940	9,013
New Jersey Turnpike Auth. Rev	5.625%	1/1/2015 (1)	2,060	2,305

				61,231

New Mexico (1.3%)
New Mexico Finance Auth. Transp. Rev	5.25%	6/15/2021 (1)	10,000	10,957
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	3,000	3,486
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	10,000	10,383

				24,826

New York (10.9%)
Babylon NY Waste Water Fac. GO	9.00%	8/1/2008 (3)	4,900	6,023
Babylon NY Waste Water Fac. GO	9.00%	8/1/2009 (3)	2,800	3,567
Babylon NY Waste Water Fac. GO	9.00%	8/1/2010 (3)	4,900	6,425
Long Island NY Power Auth. Electric System Rev	5.25%	6/1/2014	7,350	8,172
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	5.25%	10/1/2010 (1)(Prere.)	4,675	5,285
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	6,165	7,514
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2014 (2)	10,000	11,655

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New York City NY GO	5.25%	8/1/2012	$ 8,535	$ 9,549
New York City NY GO	5.25%	8/1/2014	5,500	6,112
New York City NY GO	5.75%	8/1/2015 (2)	12,000	13,705
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.75%	6/15/2026	3,500	3,778
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.70%	11/1/2004 (3)	3,000	3,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.71%	11/1/2004 (3)	3,600	3,600
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.74%	11/1/2004	3,800	3,800
New York City NY Transitional Finance Auth. Rev	6.25%	5/15/2010 (Prere.)	265	314
New York City NY Transitional Finance Auth. Rev. VRDO	1.70%	11/1/2004	2,000	2,000
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	1.74%	11/8/2004 (4)	13,250	13,250
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.75%	7/1/2020 (1)	7,500	8,988
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2011 (ETM)	6,135	7,443
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2011	12,765	14,951
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.25%	6/15/2020	37,090	40,415
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2017	10,000	11,164
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	12,373
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2022 (Prere.)	7,750	9,005

				212,088

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev	7.50%	1/1/2010 (ETM)	4,935	6,010
North Carolina Eastern Muni. Power Agency Rev	6.50%	1/1/2018 (ETM)	4,625	5,915
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011 (Prere.)	1,220	1,407
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2016	1,780	1,986

				15,318

Ohio (0.4%)
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,288
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,467
Ohio State Univ. General Receipts Rev. VRDO	1.76%	11/8/2004	1,000	1,000

				6,755

Oregon (2.3%)
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.50%	2/15/2014	5,580	6,106
Oregon GO VRDO	1.75%	11/8/2004	13,000	13,000
Port Auth. of Portland OR Airport Rev
(Portland International Airport)	5.50%	7/1/2014 (3)	3,865	4,274
Port Auth. of Portland OR Airport Rev
(Portland International Airport)	5.50%	7/1/2016 (3)	4,305	4,742
Umatilla County OR Hosp. Fac. Auth. Rev
(Catholic Health Initiative)	5.00%	5/1/2022 †	14,880	15,615

				43,737

Pennsylvania (2.8%)
Allegheny County PA Higher Educ. Auth. Rev
(Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO 1.76%	11/8/2004	LOC	9,100	9,100

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Pennsylvania Higher Educ. Fac. Auth. Rev
(Carnegie Mellon Univ.) VRDO	1.74%	11/1/2004	$ 3,450	$ 3,450
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2010 (3)	20,000	24,131
Pittsburgh PA GO	5.25%	9/1/2016 (3)	3,845	4,129
Pittsburgh PA Water & Sewer Auth. Rev	6.50%	9/1/2013 (3)	10,000	12,086
Sayre PA Health Care Fac. Auth. Rev
(Guthrie Health Care System)	5.75%	12/1/2021	2,335	2,490

				55,386

Puerto Rico (0.9%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2014 (4)	2,000	2,216
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2014 (1)	2,000	2,216
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	10,060	11,829
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	940	1,125

				17,386

South Carolina (2.8%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2027	7,750	8,227
Piedmont SC Muni. Power Agency Rev	6.50%	1/1/2015 (3)(ETM)	2,035	2,538
Piedmont SC Muni. Power Agency Rev	6.50%	1/1/2015 (3)	12,210	14,969
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	6,147
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030	10,000	10,296
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009 (1)(Prere.)	10,790	12,413

				54,590

Tennessee (1.3%)
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.72%	11/1/2004	25,500	25,500

Texas (15.7%)
Austin TX Combined Util. System Rev	0.00%	5/15/2017 (3)	4,900	2,831
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	6,182
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	10,000	10,658
Harris County TX GO	0.00%	10/1/2014 (1)	5,550	3,702
Harris County TX Health Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO	1.74%	11/1/2004	8,000	8,000
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	4,000	4,000
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,740	3,130
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,735	3,124
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	4,105	4,689
Houston TX GO	5.75%	3/1/2014 (4)	260	296
Houston TX GO	5.75%	3/1/2015 (4)	265	302
Houston TX GO	5.75%	3/1/2016 (4)	395	449
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	5.50%	7/1/2005 (4)(Prere.)	16,760	17,341
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	0.00%	9/1/2018 (2)	16,285	8,714
Houston TX Hotel Occupancy Tax & Special Rev
(Convention & Entertainment)	0.00%	9/1/2021 (2)	22,720	10,155
Houston TX Independent School Dist. Lease Rev	0.00%	9/15/2012 (2)	6,150	4,549
Houston TX Water & Sewer System Rev	0.00%	12/1/2012 (2)	20,500	15,083
Houston TX Water & Sewer System Rev	5.50%	12/1/2015 (4)	10,000	11,286

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Lewisville TX Independent School Dist	0.00%	8/15/2016	$ 5,630	$ 3,393
Lewisville TX Independent School Dist	0.00%	8/15/2017	6,940	3,967
Lower Colorado River Auth. Texas Rev	6.00%	5/15/2011 (4)	12,605	14,382
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	5,500	6,240
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,500	31,163
Round Rock TX Independent School Dist. GO	0.00%	8/15/2011 (1)	5,000	3,916
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	11,435	13,060
San Antonio TX Electric & Gas Rev	5.375%	2/1/2020	10,000	11,051
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	22,524
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)	38,815	27,351
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)(ETM)	855	606
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)(ETM)	305	195
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)	16,435	10,430
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)	39,235	22,360
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)(ETM)	735	424
Texas Water Dev. Board Rev	6.50%	7/15/2010	17,425	20,609

	306,162

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev	5.75%	7/1/2019 (1)	3,000	3,314

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev	6.50%	10/1/2024	5,000	5,802

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev
(Washington & Lee Univ.)	5.75%	1/1/2034	9,540	11,466

Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2014 (1)	5,000	3,356
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2017 (1)	11,685	6,662
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2018 (1)	10,000	5,403
Port of Seattle WA Rev	5.625%	2/1/2030 (1)	7,735	8,494
Washington GO	6.75%	2/1/2015	3,450	4,254
Washington GO	5.625%	7/1/2025	7,030	7,750

	35,919

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2014 (1)(ETM)	8,975	11,508

Wisconsin (1.9%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	24,408
Wisconsin GO	5.75%	5/1/2011 (Prere.)	10,000	11,580

				35,988

TOTAL MUNICIPAL BONDS
(Cost $1,750,656)				1,937,308

Market Value^ (000)
OTHER ASSETS AND LIABILITIES (0.4%)
Other Assets—Note B	$29,584
Liabilities	(21,911)
7,673

NET ASSETS (100%)	$1,944,981

^	See Note A in Notes to Financial Statements.
*	Securities with an aggregate value of 4,964,000 have been segregated as initial margin for open futures contracts.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$1,780,634
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(23,437)
Unrealized Appreciation
Investment Securities	186,652
Futures Contracts	1,132

NET ASSETS	$1,944,981

Investor Shares—Net Assets
Applicable to 97,105,271 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,121,757

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$11.55

Admiral Shares—Net Assets
Applicable to 71,262,828 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$823,224

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$11.55

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (100.3%)
Alabama (0.8%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2026 (1)	$ 5,000	$ 5,380
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,235
Courtland AL Dev. Board Solid Waste Disposal Rev
(Champion International Corp.)	6.70%	11/1/2029	9,500	10,365
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,373

				36,353

Alaska (0.1%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.74%	11/1/2004	5,000	5,000

Arizona (2.3%)
Maricopa County AZ Pollution Control Corp. PCR
(El Paso Electric Co.) PUT	6.375%	8/1/2005	31,000	31,783
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT	2.90%	3/2/2009	35,500	34,946
Univ. of Arizona Board of Regents	6.20%	6/1/2016	26,660	32,358

				99,087

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.50%	7/1/2015 (1)	3,450	4,236

California (13.0%)
ABAG Finance Auth. for Non-Profit Corp. California
Multifamily Rev. (Housing Archstone Redwood)	5.30%	10/1/2008	10,000	10,684
California Dept. of Water Resources Water System Rev	5.50%	12/1/2015	5,000	5,663
California Dept. of Water Resources Water System Rev	5.50%	12/1/2017	10,000	11,292
California GO	5.125%	2/1/2025	13,975	14,651
California GO	5.50%	2/1/2025	25,000	28,084
California GO VRDO	1.70%	11/1/2004 LOC	7,700	7,700
California Infrastructure & Econ. Dev. Bank Rev
(Workers' Compensation)	5.25%	10/1/2013 (2)	30,000	34,141
California PCR Financing Auth. Rev
(Pacific Gas & Electric Co.) PUT	3.50%	6/1/2007 (3)	25,000	25,575
California PCR Financing Auth. Solid Waste Disposal Rev
(Republic Services) PUT	5.25%	12/1/2017	17,155	18,155
California PCR Financing Auth. Solid Waste Disposal Rev
(Waste Management) PUT	4.85%	11/30/2007	7,000	7,314
California Public Works Board Lease Rev
(Dept. of Corrections)	5.50%	6/1/2019	7,000	7,788
California Public Works Board Lease Rev
(Dept. of Corrections)	5.50%	6/1/2021	10,000	11,013
California Public Works Board Lease Rev
(Dept. of Corrections)	5.50%	6/1/2022	10,000	10,942
California State Dept. of Water Resources
Power Supply Rev	5.50%	5/1/2012 (1)	25,000	28,625
California State Econ. Recovery Bonds	5.25%	7/1/2012	10,000	11,333
California State Econ. Recovery Bonds	5.25%	7/1/2014	50,000	57,036
California Statewide Community Dev. Auth
Multifamily Rev. (Archstone/Oak Ridge) PUT	5.30%	6/1/2008	5,650	6,006
California Statewide Community Dev. Auth
Multifamily Rev. (Archstone/Pelican Hill) PUT	5.30%	6/1/2008	5,000	5,315

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
California Statewide Community Dev. Auth
Multifamily Rev. (Archstone/River Meadows) PUT	5.30%	6/1/2008	$ 5,000	$ 5,315
California Statewide Community Dev. Auth. Rev
(Irvine Apartments) PUT	5.10%	5/17/2010	22,000	23,363
California Statewide Community Dev. Auth. Rev
(Irvine Apartments) PUT	5.25%	5/15/2013	37,785	39,656
California Statewide Community Dev. Auth. Rev
(Kaiser Permanente) PUT	4.35%	3/1/2007	13,500	14,084
Chula Vista CA IDR (San Diego Gas & Electric) PUT	5.25%	12/1/2027	20,000	20,455
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2038	7,000	7,463
Lincoln CA Special Tax Communities Fac. Dist	5.45%	9/1/2017	1,000	1,021
Lincoln CA Special Tax Communities Fac. Dist	5.75%	9/1/2020	1,000	1,018
Lincoln CA Special Tax Communities Fac. Dist	5.90%	9/1/2024	1,000	1,028
Lincoln CA Special Tax Communities Fac. Dist	5.95%	9/1/2028	4,000	4,096
Lincoln CA Special Tax Communities Fac. Dist	6.00%	9/1/2034	3,000	3,072
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.75%	11/8/2004	2,500	2,500
Metro. Water Dist. of Southern California Rev. VRDO	1.75%	11/8/2004	1,600	1,600
Roseville CA North Central Roseville Community Fac. Dist	5.40%	9/1/2008	1,860	1,986
Sacramento CA County Sanitation Dist. Financing Auth	5.00%	12/1/2035 (2)†	33,000	34,001
San Bernardino County CA Medical Center COP	7.00%	8/1/2020	12,180	15,832
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	33,116
San Diego CA USD GO	5.50%	7/1/2019 (1)	10,140	11,989
San Diego CA USD GO	5.50%	7/1/2021 (1)	12,725	14,996
San Diego CA USD GO	5.50%	7/1/2023 (1)	7,500	8,774
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2009 (1)	3,000	2,644
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2025 (1)	12,900	4,571
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2026 (1)	28,135	9,353
Santa Margarita CA Water Dist
Special Tax Community Fac. Dist. No. 99-1	6.00%	9/1/2030	3,000	3,055
Southern California Public Power Auth. Rev	6.00%	7/1/2018	3,985	4,023

				570,328

Colorado (3.4%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2011	7,775	8,743
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2012	8,200	9,133
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2013	3,000	3,320
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2015	5,130	5,612
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2017	5,215	5,656
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.25%	9/1/2024	10,000	10,449
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2008 (1)	14,000	12,603
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2009 (1)	16,195	13,948
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2010 (1)	7,185	5,898
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2012 (1)	26,795	19,902
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2013 (1)	5,000	3,526
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2014 (1)	8,000	5,361
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2015 (1)	5,000	3,173
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2018 (1)	5,000	2,686
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2023 (1)	7,500	2,996
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	10,000	3,487
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	50,200	12,863

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2033 (1)	$ 57,700	$ 12,481
Northwest Parkway Public Highway Auth
Colorado Convertible Capital Appreciation	0.00%	6/15/2025 (4)	10,000	7,734

				149,571

Connecticut (2.1%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.85%	9/1/2028	33,250	35,072
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.35%	10/1/2008 (2)	8,000	8,084
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	8,137
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,333
Connecticut GO	5.375%	4/15/2016	5,000	5,562
Connecticut GO	5.375%	4/15/2017	5,000	5,538
Connecticut GO	5.375%	11/15/2019	5,000	5,527
Connecticut GO	5.375%	11/15/2021	5,000	5,542
Connecticut Special Tax Obligation Rev
(Transp. Infrastructure)	5.25%	11/1/2008 (4)(Prere.)	5,880	6,580

				91,375

District of Columbia (1.2%)
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2009 (3)	6,795	7,349
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2010 (3)	7,270	7,863
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2013 (1)	2,500	2,762
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2016 (1)	2,775	3,053
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2017 (1)	2,000	2,192
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2018 (1)	2,000	2,190
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2027 (1)	24,000	24,990

				50,399

Florida (2.8%)
Beacon Lakes FL Community Dev.	6.90%	5/1/2035	18,500	19,406
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,383
Lee County FL IDA Health Care Fac. Rev
(Shell Point Village)	5.75%	11/15/2011	1,475	1,584
Lee County FL IDA Health Care Fac. Rev
(Shell Point Village)	5.75%	11/15/2014	1,000	1,051
Northern Palm Beach County FL Improvement Dist
Water Control & Improvement Unit Dev.	5.85%	8/1/2013	1,920	2,034
Northern Palm Beach County FL Improvement Dist
Water Control & Improvement Unit Dev.	6.00%	8/1/2029	2,000	2,044
Orlando FL Special Assessment Rev
(Conroy Road Interchange)	5.50%	5/1/2010	1,000	1,010
Orlando FL Special Assessment Rev
(Conroy Road Interchange)	5.80%	5/1/2026	3,000	3,013
Orlando FL Util. Comm. Water & Electric Rev	6.75%	10/1/2017 (ETM)	2,200	2,769
Palm Beach County FL Airport System Rev	5.75%	10/1/2012 (1)	9,560	11,127
Palm Beach County FL Airport System Rev	5.75%	10/1/2014 (1)	8,500	10,016
Palm Beach County FL School Board COP VRDO	1.73%	11/8/2004 (2)	5,600	5,600
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.74%	11/8/2004 (2)	5,600	5,600
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.75%	11/8/2004 (2)	26,300	26,300
Tallahassee FL Health Fac. Rev
(Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	18,000	18,302
Tampa Bay FL Water Util. System Rev	5.25%	10/1/2015 (3)	1,180	1,358
Tampa Bay FL Water Util. System Rev	5.25%	10/1/2016 (3)	1,720	1,984

				122,581

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Georgia (1.6%)
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	1.77%	11/8/2004 (3)	$ 18,000	$ 18,000
Cartersville GA Water & Waste Water Fac
(Anheuser-Busch Cos., Inc.)	7.40%	11/1/2010	5,000	6,031
Dalton County GA Dev. Auth
(Hamilton Health Care System)	5.50%	8/15/2017 (1)	5,000	5,694
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	1,985
Georgia Muni. Electric Power Auth. Rev	6.60%	1/1/2018 (1)	4,155	5,178
Georgia Muni. Electric Power Auth. Rev	6.60%	1/1/2018 (1)(ETM)	845	1,062
Muni. Electric Auth
Georgia Subordinate Bonds Project One PUT	5.00%	1/1/2009 (2)	27,300	29,615
Richmond County GA Dev. Auth
Environmental Improvement Rev	5.75%	11/1/2027	3,000	3,073

				70,638

Hawaii (0.5%)
Hawaii Harbor Capital Improvement Rev	5.50%	7/1/2027 (1)	18,500	19,143
Honolulu HI City & County GO	0.00%	7/1/2017 (3)	6,000	3,435
Honolulu HI City & County GO	0.00%	7/1/2018 (3)	2,000	1,083

				23,661

Illinois (5.0%)
Chicago IL GO	0.00%	1/1/2026 (1)	10,550	8,184
Chicago IL GO	0.00%	1/1/2027 (1)	10,075	7,779
Chicago IL O'Hare International Airport Special Fac. Rev
(United Airlines) PUT	5.80%	5/1/2007 **	17,570	6,325
Chicago IL Public Building Comm. GO	7.00%	1/1/2015 (1)(ETM)	8,230	9,719
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	10,000	13,136
Chicago IL Skyway Toll Bridge Series 2000	5.50%	1/1/2031 (2)	20,000	21,664
Chicago IL Water Rev. VRDO	1.76%	11/8/2004 (1)	60,000	60,000
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)	7.40%	12/1/2024 (1)	20,000	20,497
Illinois Dev. Finance Auth. Solid Waste Disp. Rev
(Waste Management)	5.85%	2/1/2007	10,000	10,584
Illinois Dev. Finance Auth. Solid Waste Disp. Rev
(Waste Management)	5.05%	1/1/2010	4,000	4,211
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.10%	9/1/2011 (2)	3,105	3,329
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.25%	9/1/2018 (2)	2,500	2,722
Illinois Sales Tax Rev	5.50%	6/15/2016 (3)	3,000	3,500
Illinois Sales Tax Rev	5.75%	6/15/2019 (3)	5,000	6,005
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2029 (1)	30,000	8,073
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2033 (1)	26,195	5,673
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2035 (1)	37,000	7,177
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2036 (1)	20,000	3,767
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2036 (1)	45,695	8,353
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2037 (1)	10,100	1,793

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	6/15/2038 (1)	$ 30,000	$ 5,033
Metro. Pier & Exposition Auth
Illinois Rev	0.00%	12/15/2038 (1)	16,000	2,614

				220,138

Indiana (2.3%)
Indiana Health Fac. Finance Auth. Rev
(Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	26,271
Indiana Office Building Comm. Fac. Rev
(Miami Correctional Fac.) VRDO	1.74%	11/8/2004	7,300	7,300
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	15,660	18,259
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.10%	1/15/2017	21,000	21,947
Indianapolis IN Local Public Improvement Rev	6.75%	2/1/2014	21,500	26,127

				99,904

Kansas (0.7%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,197
Overland Park KS Convention Center & Hotel Project	9.00%	1/1/2032	21,100	21,252

				30,449

Kentucky (1.2%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.65%	1/1/2017 (2)	8,000	8,679
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.70%	1/1/2021 (2)	2,000	2,164
Kentucky Property & Building Comm. Rev	5.25%	10/1/2015 (4)	5,300	6,094
Kentucky Property & Building Comm. Rev	5.25%	10/1/2016 (4)	7,000	8,067
Kentucky Property & Building Comm. Rev	5.25%	10/1/2017 (4)	2,000	2,307
Kentucky Turnpike Auth. Econ. Dev. Road Rev
(Revitalization Project)	5.25%	1/1/2011 (4)(Prere.)	6,000	6,744
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,463

				50,518

Louisiana (0.2%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.45%	7/1/2010	5,000	5,111
West Feliciana Parish LA PCR (Gulf States Util.)	9.00%	5/1/2015	4,000	4,193

				9,304

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.20%	9/1/2019	9,250	9,987

Maryland (2.8%)
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.625%	12/1/2022	5,000	5,250
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.75%	12/1/2031	25,000	26,074
Maryland Health & Higher Educ. Fac. Auth. Rev
(Medlantic/Helix)	5.25%	8/15/2038 (4)	32,055	34,736
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	5.75%	7/1/2021	3,930	4,205
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	6.00%	7/1/2022	3,000	3,301
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	5.25%	7/1/2028	8,070	8,265
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	6.75%	7/1/2030	15,000	16,933

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	6.00%	7/1/2032	$ 6,500	$ 6,978
Maryland Health & Higher Educ. Fac. Auth. Rev
(Univ. of Maryland Medical System)	5.25%	7/1/2034	15,500	15,808

				121,550

Massachusetts (6.4%)
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (Waste Management Inc.) PUT	6.90%	12/1/2009	2,000	2,279
Massachusetts GO	5.50%	8/1/2018 (2)	10,000	11,702
Massachusetts GO	5.50%	8/1/2019 (1)	15,000	17,580
Massachusetts GO	5.50%	10/1/2019 (2)	12,000	14,082
Massachusetts GO	5.25%	8/1/2022 (1)	25,000	28,328
Massachusetts GO	5.25%	8/1/2023	30,000	33,559
Massachusetts GO	5.50%	12/1/2023 (2)†	18,780	21,828
Massachusetts Health & Educ. Fac. Auth. Rev
(Caritas Christi Obligated Group)	5.70%	7/1/2015	22,500	23,285
Massachusetts Health & Educ. Fac. Auth. Rev
(Harvard Univ.) VRDO	1.63%	11/8/2004	1,275	1,275
Massachusetts Health & Educ. Fac. Auth. Rev
(Univ. of Massachusetts Memorial Health Care Inc.)	6.50%	7/1/2011	6,900	7,717
Massachusetts Health & Educ. Fac. Auth. Rev
(Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,040
Massachusetts Housing Finance Agency Rev	5.95%	10/1/2008 (2)	985	996
Massachusetts Ind. Finance Agency
Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	16,220	16,413
Massachusetts Ind. Finance Agency
Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.50%	11/1/2012 **	5,098	153
Massachusetts Muni. Wholesale Electric Co.
Power System Rev	5.25%	7/1/2015 (1)	7,535	8,367
Massachusetts Special Obligation Dedicated Tax Rev	5.75%	1/1/2032 (3)	15,000	16,778
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019	43,700	54,230
Massachusetts Water Resources Auth. Rev. VRDO	1.75%	11/8/2004 (3)	3,100	3,100

				279,712

Michigan (0.9%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.25%	4/15/2027	11,000	11,711
Dickinson County MI Memorial Hosp. System Rev	7.625%	11/1/2004 (Prere.)	290	295
Dickinson County MI Memorial Hosp. System Rev	8.00%	11/1/2004 (Prere.)	5,700	5,816
Michigan State Univ. Board of Trustees VRDO	1.74%	11/1/2004	10,700	10,700
Michigan Strategic Fund Limited Obligation Rev
(UTD Waste Systems)	5.20%	4/1/2010	1,500	1,592
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.75%	11/1/2004	6,730	6,730

				36,844

Minnesota (2.0%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.00%	5/1/2030 †	3,000	3,045
Minneapolis & St. Paul MN Metro. Airport	5.20%	1/1/2024 (2)	7,000	7,466
Minneapolis MN Health Care System (Allina Health System)	6.00%	11/15/2023	7,000	7,555
Minneapolis MN Health Care System (Allina Health System)	5.75%	11/15/2032	39,000	40,972
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,647
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.50%	11/15/2027	4,500	4,812

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Washington County MN Housing & Redev. Auth. Rev
(Woodland Park)	0.00%	5/1/2005 (Prere.)	$ 13,457	$ 3,279
Washington County MN Housing & Redev. Auth. Rev
(Woodland Park)	9.75%	5/1/2005 (Prere.)	10,035	10,731

				87,507

Missouri (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
(St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,550
Sugar Creek MO IDR Lafarge North America	5.65%	6/1/2037	11,000	11,115

				18,665

Nebraska (1.2%)
Lancaster County NE Hosp. Auth. Rev
(BryanLGH Medical Center)	5.25%	6/1/2031 (2)	5,500	5,688
Lincoln NE Lincoln Electric System Rev	5.25%	9/1/2016	21,345	23,653
Lincoln NE Lincoln Electric System Rev	5.25%	9/1/2017	22,370	24,789

				54,130

Nevada (0.6%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.25%	3/2/2009	12,500	12,436
Washoe County NV Water Fac. (Sierra Pacific Power Co.)	5.00%	7/1/2009	15,000	15,275

				27,711

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.50%	2/1/2009	15,000	14,998

New Jersey (7.1%)
Gloucester County NJ Improvement Auth
Solid Waste Resource Rev. PUT	6.85%	12/1/2009	5,000	5,724
Gloucester County NJ Improvement Auth
Solid Waste Resource Rev. PUT	7.00%	12/1/2009	1,500	1,717
Hudson County NJ Improvement Auth
Solid Waste Systems Rev	6.125%	1/1/2019	2,000	1,977
Hudson County NJ Improvement Auth
Solid Waste Systems Rev	6.00%	1/1/2029	7,500	7,235
Hudson County NJ Improvement Auth
Solid Waste Systems Rev	6.125%	1/1/2029	2,000	1,941
Hudson County NJ Improvement Auth
Solid Waste Systems Rev	6.125%	1/1/2029	10,000	9,801
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.75%	6/15/2029	20,000	20,510
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2031	6,500	6,539
New Jersey Econ. Dev. Auth. Rev
(Kapkowski Road Landfill DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	37,688
New Jersey Econ. Dev. Auth. Rev
(Kapkowski Road Landfill DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,762
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.25%	7/1/2024 (1)	18,055	20,238
New Jersey Econ. Dev. Auth. Rev
(Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,174
New Jersey Econ. Dev. Auth. Special Fac. Rev
(Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	12,403
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013	15,000	17,722
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2009 (2)	61,405	61,586
New Jersey Transp. Corp. COP	5.75%	9/15/2015	26,620	30,028
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2015	16,000	18,047

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2016	$ 20,000	$ 22,465
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2023 (3)	10,000	11,974
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	1.76%	11/8/2004 (2)	8,400	8,400

				308,931

New Mexico (1.5%)
Farmington NM PCR (El Paso Electric Co. Project) PUT	6.375%	8/1/2005	5,000	5,117
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.10%	4/1/2006	17,000	16,910
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	11,000	12,780
New Mexico Hosp. Equipment Loan Council Hosp
System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	27,550	28,604
Regents of the Univ. of New Mexico GO	5.00%	7/1/2032 (4)†	3,500	3,553

				66,964

New York (8.9%)
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2012 (4)	10,000	7,697
Long Island NY Power Auth. Electric System Rev	0.00%	6/1/2015 (4)	10,000	6,636
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	18,000	21,938
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	16,330	18,059
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2014	15,460	17,738
Metro. New York Transp. Auth. Rev. (Service Contract)	5.50%	7/1/2015	28,165	32,332
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.75%	11/8/2004 (4)	5,460	5,460
Metro. New York Transp. Auth. Rev. VRDO	1.75%	11/8/2004 (11)	10,000	10,000
New York City NY GO VRDO	1.70%	11/1/2004 LOC	24,800	24,800
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.70%	11/1/2004 (3)	10,900	10,900
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.71%	11/1/2004 (3)	10,600	10,600
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	1.74%	11/1/2004	9,500	9,500
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2032 (2)†	11,225	11,608
New York City NY Transitional Finance Auth. Rev. VRDO	1.70%	11/1/2004	8,560	8,560
New York City NY Transitional Finance Auth. Rev. VRDO	1.70%	11/1/2004	10,100	10,100
New York City NY Transitional Finance Auth. Rev. VRDO	1.70%	11/1/2004	11,320	11,320
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/1/2004	12,310	12,310
New York City NY Transitional Finance Auth. Rev. VRDO	1.76%	11/8/2004	10,000	10,000
New York State Dormitory Auth. Rev. (City Univ.)	7.50%	7/1/2010	5,500	6,324
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2013	13,380	17,223
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	4.90%	11/1/2010 (1)	8,760	9,450
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	5.00%	11/1/2011 (1)	7,890	8,476
New York State Housing Finance Agency Rev
(Nursing Home & Health Care)	5.10%	11/1/2012 (1)	9,550	10,235
New York State Local Govt. Assistance Corp.	6.00%	4/1/2005 (Prere.)	5,245	5,443
Port Auth. of New York & New Jersey
Special Obligation Rev. (JFK International Airport)	6.25%	12/1/2008 (1)	4,000	4,476
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2017 (ETM)	10,000	11,563
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2018	15,000	16,692
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	11/15/2020 (1)	10,000	11,816
Triborough Bridge & Tunnel Auth. New York Rev
(Convention Center)	7.25%	1/1/2010	11,945	13,505

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	$ 15,500	$ 15,183
Westchester County NY Health Care Corp. Rev	6.00%	11/1/2030	20,000	19,922

				389,866

North Carolina (3.1%)
New Hanover County NC Hosp. Rev
(New Haven Regional Medical Center)	5.75%	10/1/2016 (2)	12,500	13,578
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.25%	10/1/2039	35,000	36,305
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	19,088
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2014	6,000	6,646
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2015	8,000	8,730
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2016	3,000	3,259
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2017	2,000	2,162
North Carolina Eastern Muni. Power Agency Rev	6.50%	1/1/2018 (ETM)	6,665	8,524
North Carolina Medical Care Comm. Health Care Fac
(The Presbyterian Homes, Inc.)	6.875%	10/1/2021	4,000	4,278
North Carolina Medical Care Comm. Health Care Fac
(The Presbyterian Homes, Inc.)	7.00%	10/1/2031	15,000	15,976
North Carolina Medical Care Comm. Retirement Fac
First Mortgage Rev. (United Methodist Retirement Home)	7.25%	10/1/2032	13,000	13,696
North Carolina Muni. Power Agency Rev	5.50%	1/1/2015 (1)	3,500	4,020

				136,262

Northern Mariana Islands (0.3%)
Northern Mariana Islands GO	7.375%	6/1/2030 *	10,500	10,874

Ohio (2.3%)
Butler County OH Transp. Improvement Dist. Rev	5.50%	4/1/2009 (4)	3,000	3,337
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.76%	11/8/2004 LOC	1,600	1,600
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.25%	12/1/2004 (9)(ETM)	2,250	2,257
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.375%	12/1/2005 (9)(ETM)	2,400	2,487
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.20%	12/1/2006 (9)(ETM)	5,000	5,323
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.75%	12/1/2007 (9)(ETM)	3,300	3,636
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.35%	12/1/2008 (9)(ETM)	4,615	5,113
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.40%	12/1/2009 (9)(ETM)	3,850	4,303
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT	5.80%	12/1/2004	10,000	10,029
Ohio Common Schools PUT	2.45%	9/14/2007	10,400	10,461
Ohio Solid Waste Rev. (General Motors Corp.)	6.30%	12/1/2032	12,000	12,869
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.85%	11/1/2007	15,465	16,117
Ohio Water Dev. Auth. PCR (Pennsylvania Power Co.) PUT	5.90%	12/1/2004	5,200	5,211
Parma OH Hosp. Improvement Rev
(Parma Community General Hosp.)	5.35%	11/1/2018	2,500	2,598
Scioto County OH Marine Terminal Fac
(Norfolk Southern Corp.)	5.30%	8/15/2013	14,750	15,348

				100,689

Oklahoma (0.5%)
Tulsa OK Muni. Airport Transp. Rev
(American Airlines) PUT	5.65%	12/1/2008	25,000	23,119

Oregon (1.3%)
Clackamas County OR Hosp. Fac. Auth. Rev
(Legacy Health System)	5.25%	5/1/2021	5,000	5,289
Klamath Falls OR Electric Rev	5.50%	1/1/2007	8,500	8,798

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Klamath Falls OR Electric Rev	5.75%	1/1/2013	$ 20,000	$ 20,276
Oregon GO VRDO	1.75%	11/8/2004	8,900	8,900
Portland OR Sewer System Rev	5.50%	6/1/2017 (1)	5,000	5,261
Umatilla County OR Hosp. Fac. Auth. Rev
(Catholic Health Initiative)	5.75%	12/1/2020	3,000	3,225
Umatilla County OR Hosp. Fac. Auth. Rev
(Catholic Health Initiative)	5.00%	5/1/2032 †	3,000	3,041

				54,790

Pennsylvania (3.4%)
Allegheny County PA Airport Rev
(Pittsburgh International Airport)	5.75%	1/1/2011 (1)	6,000	6,666
Bucks County PA IDA (Chandler Health Care)	5.70%	5/1/2009	1,220	1,210
Bucks County PA IDA (Chandler Health Care)	6.20%	5/1/2019	1,000	969
Delaware County PA IDA Resource Recovery Rev
(American Fuel)	6.10%	1/1/2006	5,500	5,681
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System)	5.50%	8/15/2023	27,700	31,036
Pennsylvania Convention Center Auth. Rev	6.60%	9/1/2009 (4)	2,500	2,560
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2014 (4)	3,500	3,584
Pennsylvania Convention Center Auth. Rev	6.75%	9/1/2019 (4)	3,695	3,889
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.05%	12/1/2010	2,500	2,559
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.125%	12/1/2015	14,000	14,331
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	1.81%	11/8/2004 (2)	14,700	14,700
Pennsylvania Turnpike Comm. Rev. VRDO	1.75%	11/1/2004	14,200	14,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004 (1)	1,800	1,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev
(Children's Hosp. of Philadelphia) VRDO	1.74%	11/1/2004	7,600	7,600
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2014 (4)	10,000	11,167
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2011 (3)	21,500	26,397
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO	1.78%	11/8/2004 (2)	700	700

				149,049

Puerto Rico (2.2%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007	20,000	21,066
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00%	7/1/2012 (2)	33,000	36,467
Puerto Rico Public Finance Corp. PUT	5.75%	2/1/2012 LOC	34,000	38,161

				95,694

South Carolina (1.1%)
Richland County SC (International Paper)	6.10%	4/1/2023	22,750	24,224
South Carolina Jobs Econ. Dev. Auth
Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	24,242

				48,466

Tennessee (2.5%)
Memphis TN Electric System Rev	5.00%	12/1/2016 (1)	40,000	43,723
Memphis-Shelby County TN Airport Auth. Rev	5.05%	9/1/2012	5,100	5,483
Memphis-Shelby County TN Airport Auth. Rev	6.00%	3/1/2024 (2)	7,450	8,248
Metro. Govt. of Nashville & Davidson County
TN Electric Rev	5.20%	5/15/2023	17,000	18,219
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2015 (3)	14,935	16,864

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Metro. Govt. of Nashville & Davidson County TN GO	5.50%	10/15/2016 (3)	$ 13,545	$ 15,250
Springfield TN Health & Educ. Fac. Board Hosp. Rev
(Northcrest Medical Center)	4.90%	8/1/2008	2,475	2,536

				110,323

Texas (7.6%)
Austin TX Airport System Rev	6.45%	11/15/2020 (1)	17,040	18,078
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	10,970	11,306
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	24,770	25,528
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.75%	12/1/2018	5,000	5,475
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	35,200	37,517
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) PUT	2.00%	10/1/2006	28,500	28,465
Harris County TX GO	0.00%	10/1/2013 (1)	9,630	6,763
Harris County TX Health Fac. Dev. Corp. Rev
(Methodist Hosp.) VRDO	1.74%	11/1/2004	22,015	22,015
Harris County TX Health Fac. Dev. Corp. Rev
(St. Luke's Episcopal Hosp.) VRDO	1.74%	11/1/2004	3,600	3,600
Harris County TX Hosp. Dist. Rev	7.40%	2/15/2010 (2)(ETM)	6,030	6,567
Harris County TX Hosp. Dist. Rev	7.40%	2/15/2010 (2)	9,045	10,260
Harris County TX Hosp. Dist. Rev	6.00%	2/15/2014 (1)	13,985	15,955
Houston TX Water & Sewer System Rev	0.00%	12/1/2010 (2)	5,000	4,071
Houston TX Water & Sewer System Rev	0.00%	12/1/2011 (2)	24,810	19,216
Houston TX Water & Sewer System Rev	0.00%	12/1/2012 (2)	26,000	19,129
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.95%	4/1/2030	11,000	12,592
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy) PUT	5.60%	3/1/2027	7,500	7,717
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	2.15%	11/1/2004	18,000	18,000
Odessa TX Junior College Dist. Rev	8.125%	6/1/2005 (Prere.)	8,955	9,525
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011	11,000	11,915
San Antonio TX Electric & Gas Rev	5.00%	2/1/2017 (ETM)	2,560	2,836
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)(ETM)	255	155
Texas Muni. Power Agency Rev	0.00%	9/1/2016 (1)	13,745	8,268
Texas Turnpike Auth. Dallas Northway Rev
(President George Bush Turnpike)	0.00%	1/1/2011 (2)(ETM)	7,000	5,644
Texas Water Dev. Board GO	5.75%	8/1/2031	21,395	23,916

				334,513

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.70%	7/1/2017 (1)	10,000	10,761
Intermountain Power Agency Utah Power Supply Rev	5.00%	7/1/2021	12,500	12,832

				23,593

Virgin Islands (1.3%)
Virgin Islands Public Finance Auth. Rev	5.50%	10/1/2007	6,530	7,023
Virgin Islands Public Finance Auth. Rev	6.00%	10/1/2008	4,915	5,291
Virgin Islands Public Finance Auth. Rev	5.20%	10/1/2009	3,065	3,314
Virgin Islands Public Finance Auth. Rev	5.75%	10/1/2013	11,000	11,444
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	19,727
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	11,567

				58,366

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Virginia (2.2%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.25%	10/1/2031	$ 5,795	$ 5,820
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.25%	4/1/2032	475	478
Charles City County VA IDA Solid Waste Disposal Rev
(Waste Management)	4.875%	2/1/2009	7,750	8,125
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.50%	1/1/2028	15,370	14,577
Henrico County VA Econ. Dev. (Bon Secours)	5.60%	11/15/2030	7,600	7,888
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.20%	1/1/2018	3,500	3,622
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev	5.25%	8/15/2007	4,600	4,644
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev	5.25%	8/15/2009	6,000	6,030
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev	5.00%	8/15/2010	6,100	5,986
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev	5.00%	8/15/2011	3,900	3,800
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev	5.50%	8/15/2028	30,000	27,229
Virginia Beach VA Dev. Auth. Residential Care Fac
Mortgage Rev. (Westminster Canterbury)	7.25%	11/1/2032	9,000	9,531

				97,730

Washington (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2010 (1)	19,550	16,124
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2011 (1)	11,400	8,950
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2012 (1)	19,650	14,658
Washington (Motor Vehicle Fuel Tax) GO	5.75%	7/1/2006 (3)(Prere.)	6,790	7,217

				46,949

West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.50%	10/1/2022	20,000	20,402
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2013 (1)(ETM)	8,390	10,642

				31,044

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. Bonds	6.75%	8/15/2034	3,500	3,528

Wyoming (0.4%)
Uinta County WY PCR (Amoco)	2.25%	7/1/2007	18,900	18,872

TOTAL MUNICIPAL BONDS
(Cost $4,145,625)				4,394,268

OTHER ASSETS AND LIABILITIES (-0.3%)

Other Assets—Note B				84,623
Liabilities				(99,338)

				(14,715)

NET ASSETS (100%)				$4,379,553

^	See Note A in Notes to Financial Statements.
*	Securities with an aggregate value of 9,321,000 have been segregated as initial margin for open futures contracts.
**	Non-income-producing security—interest payments in default.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2004.
For key to abbreviations and other references, see page 119.

Amount (000)

AT OCTOBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$4,231,686
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(100,755)
Unrealized Appreciation (Depreciation)
Investment Securities	248,643
Futures Contracts	(21)

NET ASSETS	$4,379,553

Investor Shares—Net Assets
Applicable to 251,140,972 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,727,555

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.86

Admiral Shares—Net Assets
Applicable to 152,108,134 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,651,998

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.86

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note. TAN—Tax Anticipation Note. TOB—Tender Option Bond. TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2004 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. F950 122004

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2004: $117,000
Fiscal Year Ended October 31, 2003: $106,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended October 31, 2004: $1,685,500
Fiscal Year Ended October 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended October 31, 2004: $257,800
Fiscal Year Ended October 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended October 31, 2004: $76,400
Fiscal Year Ended October 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended October 31, 2004: $0
Fiscal Year Ended October 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2004: $76,400
Fiscal Year Ended October 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.